UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22001

TDX Independence Funds, Inc.

(Exact name of Registrant as specified in charter)

60 Wall Street

New York, New York 10005

(Address of principal executive offices) (Zip code)

Hans Ephraimson

TDX Independence Funds, Inc.

60 Wall Street

New York, New York 10005 .

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 250-5883

Date of fiscal year end: May 31, 2010

Date of reporting period: May 31, 2010

Item 1.	Report to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ANNUAL REPORT

May 31, 2010

TDX Independence Funds, Inc.

TDX Independence 2010 Exchange-Traded Fund

TDX Independence 2020 Exchange-Traded Fund

TDX Independence 2030 Exchange-Traded Fund

TDX Independence 2040 Exchange-Traded Fund

TDX Independence In-Target Exchange-Traded Fund

TDX Independence Funds, Inc.

This Page is Intentionally Left Blank

TO OUR SHAREHOLDERS:

Dear Shareholder,

We are pleased to present this Annual Report for TDX Independence Funds, Inc., which covers the year ending May 31, 2010.

As announced on June 30, 2010, Deutsche Bank acquired XShares Advisors, LLC, the investment adviser to the funds, and re-branded the investment adviser as DBX Strategic Advisors LLC. The acquisition has not yet and is not expected to result in any material changes to the funds’ investment strategies, day-to-day management of the funds or the funds’ fees and expenses. In anticipation of the acquisition, at an in-person meeting of the Board of Directors of the funds held on June 29, 2010 the Board approved various agreements including the permanent advisory agreements which shareholders will also be asked to approve. In the coming weeks our shareholders will receive information about a joint special meeting to consider the approval of these agreements. Each shareholder should take a few minutes to review these materials.

We believe that these funds provide convenience and clarity for investors seeking a sophisticated product in one single investment. Over the past year, the funds have continued to highlight the benefits of target-date investing. During the twelve months covered by this report, the TDX Independence 2040 ETF and the TDX Independence 2030 ETF, which have the greatest percentage allocations to equities, benefitted from strong performance in domestic equity markets and experienced NAV returns of 15.59% and 15.13%, respectively.* The TDX Independence 2020 ETF, with a more balanced allocation between equity and fixed income securities, experienced a NAV return of 13.99%.* For investors with a shorter investment horizon, the TDX Independence 2010 ETF and the TDX Independence In-Target ETF, which allocate a large percentage of assets to less volatile fixed-income securities, experienced NAV returns of 7.51% and 4.23%, respectively.*

Deutsche Bank, a leading global banking institution, has managed and operated a successful and growing platform of exchange-traded products since 2006. Our team at Deutsche Bank values the trust that you have placed in us and we look forward to meeting your investment needs by continuing to offer innovative index-driven strategies.

Very truly yours,

Hans Ephraimson

President

* Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. (For specific performance results, please refer to the Fund Performance Section on the following pages of this report).

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TDX Independence Funds, Inc.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Following a rebound off of March 2009 lows, equity markets continued to trend higher during the one year period ending May 31, 2010. While the unemployment rate remained near its recent highs of 10.2%, evidencing continued weakness in the job market, the economy saw improvements in manufacturing levels as well as consumer spending, suggesting federal stimulus measures taken in earlier periods had some positive effect. Although a credit crisis in Europe led to a correction in the major equity indexes during the month of May, performance for the year finished on a positive note, with the Standard & Poor’s 500 Index increasing 20.99%, the Russell 3000 Index increasing 23.20% and the NASDAQ Composite Index gaining 28.35%. International markets did not fare as well as those in the U.S., as the Morgan Stanley Capital International EAFE Index (measuring equities in Europe, Australasia and the Far East) gained only 6.61% during the period. Due to continued uncertainty over the strength and sustainability of the economic recovery, investors continued to seek shelter in high-grade fixed income securities. The Barclays Capital U.S. Aggregate Bond Index returned 8.42% for the year.

The TDX Independence Exchange-Traded Funds had a wide range of returns during the year (For specific performance results, please refer to the Fund Performance Section on the following pages of this report). The wide range in the performance of the five TDX Independence Exchange-Traded Funds was due to the varying allocations in the funds to domestic equities, international equities and fixed income securities. The 2040 fund, which is allocated heavily towards U.S. equities, experienced a solid gain of 15.59% during the one year period ending May 31, 2010. The In-Target Fund, which has a heavy exposure to short-term U.S. Treasuries, returned a more modest 4.23% during the same period.

The Standard & Poor’s 500 is a broad-based index designed to measure the performance of the domestic stock market as represented by 500 large capitalization stocks.

The Russell 3000 is a broad-based index representing approximately 98% of the investable U.S. equity market.

The NASDAQ Composite is a broad-based index of NASDAQ-listed securities commonly used as a barometer of technology stock performance.

The MSCI EAFE is a broad-based index representing the largest stocks by market capitalization in 21 developed countries in Europe, Australasia and the Far East.

The Barclays Capital U.S. Aggregate Bond Index is a broad-based index designed to represent the U.S. investment-grade bond universe.

One cannot invest directly in an index.

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY (UNAUDITED)

TDX Independence 2010 Exchange-Traded Fund (TDD)

The TDX Independence 2010 Exchange-Traded Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2010 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2010 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the fiscal year ended May 31, 2010, the Fund’s net asset value increased 7.51%, compared to an increase of 5.07% for the Zacks 2010 Lifecycle Index and 11.45% for the Dow Jones Target 2010 Index. The fund’s performance benefited from favorable results in several equity sectors, in particular Financials, Information Technology, and Consumer Discretionary, partially offset by the Fund’s heavier weighting to fixed income securities, in particular short-term U.S. Treasuries.

Performance as of 5/31/10

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks 2010 Lifecycle Index	Dow Jones Target 2010 Index
One Year	7.51%	4.79%	5.07%	11.45%
Since Inception[1]	-0.73%	-0.81%	-2.59%	1.53%

Cumulative Total Returns
	Net Asset Value	Market Price	Zacks 2010 Lifecycle Index	Dow Jones Target 2010 Index
One Year	7.51%	4.79%	5.07%	11.45%
Since Inception[1]	-1.92%	-2.15%	-6.77%	4.12%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”). “Average Annual Total Return” represents the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Return” represents the total change in value of an investment over the period(s) indicated.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2009, as disclosed in the most recent prospectus dated September 28, 2009, was 1.70%. Amerivest Investment Management, LLC, a sub-advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until at least 9/30/10.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The Fund’s net asset value per share (“NAV”) is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions or the redemption of Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the Fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY (UNAUDITED) (CONTINUED)

TDX Independence 2010 Exchange-Traded Fund (TDD) (Continued)

Growth of a $10,000 Investment in TDD2 as of 5/31/10

2 Based on Net Asset Value from commencement of trading, 10/1/07.

Asset Class Breakdown* as of 5/31/10

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

Top Ten Holdings3 as of 5/31/10

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Exxon Mobil Corp.	1,859	$112,394	0.6%
Microsoft Corp.	3,157	81,450	0.4%
Apple, Inc.	310	79,719	0.4%
Wal-Mart Stores, Inc.	1,435	72,553	0.4%
General Electric Co.	3,717	60,772	0.3%
Procter & Gamble (The) Co.	989	60,417	0.3%
International Business Machines Corp.	465	58,246	0.3%
Johnson & Johnson	981	57,191	0.3%
AT&T, Inc.	2,260	54,918	0.3%
Chevron Corp.	733	54,146	0.3%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
U.S. Treasury Note/Bond, 4.75%, 5/15/14	$1,356,100	$1,514,065	8.1%
U.S. Treasury Note/Bond, 1.38%, 4/15/12	1,398,700	1,416,567	7.6%
U.S. Treasury Note/Bond, 2.00%, 9/30/10	1,353,600	1,361,743	7.3%
U.S. Treasury Note/Bond, 2.75%, 7/31/10	885,100	888,972	4.8%
U.S. Treasury Note/Bond, 3.38%, 7/31/13	820,200	871,847	4.7%
Fed. Home Loan Mort. Corp., 3.25%, 2/25/11	720,000	733,861	3.9%
Fed. Natl. Mort. Assoc., 5.00%, 5/11/17	548,000	614,434	3.3%
Fed. Home Loan Mort. Corp., 3.25%, 2/25/11	498,000	538,939	2.9%
U.S. Treasury Note/Bond, 7.50%, 11/15/16	267,800	345,504	1.9%
Fed. Natl. Mort. Assoc., 5.00%, 4/15/15	278,000	313,440	1.7%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings, go to www.dbxstrategicadvisors.db.com.

Sector Breakdown* as of 5/31/10

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY (UNAUDITED)

TDX Independence 2020 Exchange-Traded Fund (TDH)

The TDX Independence 2020 Exchange-Traded Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2020 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2020 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the fiscal year ended May 31, 2010, the Fund’s net asset value increased 13.99%, compared to an increase of 12.66% for the Zacks 2020 Lifecycle Index and 15.10% for the Dow Jones Target 2020 Index. The fund’s performance benefitted from favorable results in several equity sectors, in particular Financials, Information Technology and Consumer Discretionary and strong performance in intermediate-term U.S. Treasuries.

Performance as of 5/31/10

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks 2020 Lifecycle Index	Dow Jones Target 2020 Index
One Year	13.99%	13.75%	12.66%	15.10%
Since Inception[1]	-5.51%	-6.14%	-7.18%	-2.43%

Cumulative Total Returns
	Net Asset Value	Market Price	Zacks 2020 Lifecycle Index	Dow Jones Target 2020 Index
One Year	13.99%	13.75%	12.66%	15.10%
Since Inception[1]	-14.00%	-15.54%	-18.01%	-6.35%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”). “Average Annual Total Return” represents the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Return” represents the total change in value of an investment over the period(s) indicated.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2009, as disclosed in the most recent prospectus dated September 28, 2009, was 1.60%. Amerivest Investment Management, LLC, a sub-advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until at least 9/30/10.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The Fund’s net asset value per share (“NAV”) is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions or the redemption of Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the Fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY (UNAUDITED) (CONTINUED)

TDX Independence 2020 Exchange-Traded Fund (TDH) (Continued)

Growth of a $10,000 Investment in TDH2 as of 5/31/10

2 Based on Net Asset Value from commencement of trading, 10/1/07.

Asset Class Breakdown* as of 5/31/10

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

Top Ten Holdings3 as of 5/31/10

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Exxon Mobil Corp.	12,352	$746,803	1.8%
Microsoft Corp.	21,392	551,913	1.3%
Apple, Inc.	2,093	538,236	1.3%
Wal-Mart Stores, Inc.	9,744	492,656	1.2%
General Electric Co.	26,217	428,647	1.0%
Procter & Gamble (The) Co.	6,598	403,072	1.0%
Johnson & Johnson	6,564	382,682	0.9%
Chevron Corp.	5,075	374,890	0.9%
International Business Machines Corp.	2,976	372,774	0.9%
Google, Inc., Class A	765	371,163	0.9%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
U.S. Treasury Note/Bond, 5.00%, 8/15/11	$949,700	$1,001,488	2.4%
U.S. Treasury Note/Bond, 4.75%, 5/15/14	817,400	912,615	2.2%
U.S. Treasury Note/Bond, 8.13%, 8/15/19	615,000	854,418	2.1%
U.S. Treasury Note/Bond, 3.38%, 7/31/13	774,800	823,588	2.0%
Fed. Home Loan Mort. Corp., 4.50%, 1/15/13	750,000	811,654	2.0%
U.S. Treasury Note/Bond, 6.25%, 5/15/30	499,300	650,026	1.6%
U.S. Treasury Note/Bond, 7.63%, 2/15/25	372,200	529,745	1.3%
Fed. Natl. Mort. Assoc., 5.00%, 5/11/17	448,000	502,312	1.2%
Wachovia Corp., 5.25%, 8/01/14	373,000	396,173	1.0%
Fed. Natl. Mort. Assoc., 5.00%, 4/15/15	335,000	377,706	0.9%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings, go to www.dbxstrategicadvisors.db.com.

Sector Breakdown* as of 5/31/10

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY (UNAUDITED)

TDX Independence 2030 Exchange-Traded Fund (TDN)

The TDX Independence 2030 Exchange-Traded Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2030 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2030 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the fiscal year ended May 31, 2010, the Fund’s net asset value increased 15.13%, compared to an increase of 15.03% for the Zacks 2030 Lifecycle Index and 19.37% for the Dow Jones Target 2030 Index. The fund’s performance benefitted from its heavy weighting to equities with favorable results in several sectors, in particular Financials, Information Technology and Consumer Discretionary.

Performance as of 5/31/10

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks 2030 Lifecycle Index	Dow Jones Target 2030 Index
One Year	15.13%	16.23%	15.03%	19.37%
Since Inception[1]	-10.50%	-11.51%	-11.05%	-5.63%

Cumulative Total Returns
	Net Asset Value	Market Price	Zacks 2030 Lifecycle Index	Dow Jones Target 2030 Index
One Year	15.13%	16.23%	15.03%	19.37%
Since Inception[1]	-25.61%	-27.81%	-26.81%	-14.32%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”). “Average Annual Total Return” represents the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Return” represents the total change in value of an investment over the period(s) indicated.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2009, as disclosed in the most recent prospectus dated September 28, 2009, was 1.62%. Amerivest Investment Management, LLC, a sub-advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until at least 9/30/10.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The Fund’s net asset value per share (“NAV”) is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions or the redemption of Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the Fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY (UNAUDITED) (CONTINUED)

TDX Independence 2030 Exchange-Traded Fund (TDN) (Continued)

Growth of a $10,000 Investment in TDN2 as of 5/31/10

2 Based on Net Asset Value from commencement of trading, 10/1/07.

Asset Class Breakdown* as of 5/31/10

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

Top Ten Holdings3 as of 5/31/10

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Exxon Mobil Corp.	13,181	$796,922	2.4%
Apple, Inc.	2,329	598,925	1.8%
Microsoft Corp.	22,889	590,535	1.8%
Wal-Mart Stores, Inc.	10,313	521,425	1.6%
Procter & Gamble (The) Co.	7,133	435,755	1.3%
General Electric Co.	26,428	432,099	1.3%
International Business Machines Corp.	3,300	413,357	1.3%
Johnson & Johnson	7,000	408,099	1.3%
Chevron Corp.	5,426	400,819	1.2%
AT&T, Inc.	16,285	395,726	1.2%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
U.S. Treasury Note/Bond, 4.38%, 2/15/38	$400,200	$411,143	1.3%
U.S. Treasury Note/Bond, 4.75%, 5/15/14	331,900	370,561	1.1%
U.S. Treasury Note/Bond, 7.50%, 11/15/16	216,300	279,061	0.9%
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/01/14	242,000	267,742	0.8%
American Express Co., 4.88%, 7/15/13	223,000	237,717	0.7%
Fed. Natl. Mort. Assoc., 5.00%, 4/15/15	205,000	231,134	0.7%
U.S. Treasury Note/Bond, 1.75%, 11/15/11	164,000	166,729	0.5%
Fed. Natl. Mort. Assoc., 5.00%, 5/11/17	138,000	154,730	0.5%
Exelon Generation Co. LLC, 5.35%, 1/15/14	134,000	144,994	0.4%
Wyeth, 5.50%, 2/01/14	125,000	139,078	0.4%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings, go to www.dbxstrategicadvisors.db.com.

Sector Breakdown* as of 5/31/10

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY (UNAUDITED)

TDX Independence 2040 Exchange-Traded Fund (TDV)

The TDX Independence 2040 Exchange-Traded Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2040 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2040 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the fiscal year ended May 31, 2010, the Fund’s net asset value increased 15.59%, compared to an increase of 16.13% for the Zacks 2040 Lifecycle Index and 21.82% for the Dow Jones Target 2040 Index. The underperformance versus the Zachs 2040 Lifecycle Index can be attributed to the management fee charged by the fund. Indexes are unmanaged and do not include management fees, transaction costs or taxes that a fund would incur. Such expenses and charges would reduce index returns. The fund’s performance benefitted from its heavy weighting to equities with favorable results in several sectors, in particular Financials, Information Technology and Consumer Discretionary.

Performance as of 5/31/10

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks 2040 Lifecycle Index	Dow Jones Target 2040 Index
One Year	15.59%	11.03%	16.13%	21.82%
Since Inception[1]	-12.01%	-12.95%	-13.04%	-7.28%

Cumulative Total Returns
	Net Asset Value	Market Price	Zacks 2040 Lifecycle Index	Dow Jones Target 2040 Index
One Year	15.59%	11.03%	16.13%	21.82%
Since Inception[1]	-28.89%	-30.90%	-31.10%	-18.26%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”). “Average Annual Total Return” represents the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Return” represents the total change in value of an investment over the period(s) indicated.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2009, as disclosed in the most recent prospectus dated September 28, 2009, was 1.65%. Amerivest Investment Management, LLC, a sub-advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until at least 9/30/10.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The Fund’s net asset value per share (“NAV”) is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions or the redemption of Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the Fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY (UNAUDITED) (CONTINUED)

TDX Independence 2040 Exchange-Traded Fund (TDV) (Continued)

Growth of a $10,000 Investment in TDV2 as of 5/31/10

2 Based on Net Asset Value from commencement of trading, 10/1/07.

Asset Class Breakdown* as of 5/31/10

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

Top Ten Holdings3 as of 5/31/10

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Exxon Mobil Corp.	14,420	$871,832	2.8%
Apple, Inc.	2,536	652,157	2.1%
Microsoft Corp.	25,147	648,793	2.1%
Wal-Mart Stores, Inc.	11,417	577,245	1.8%
General Electric Co.	29,314	479,283	1.5%
Procter & Gamble (The) Co.	7,807	476,930	1.5%
International Business Machines Corp.	3,594	450,184	1.4%
Johnson & Johnson	7,708	449,376	1.4%
Chevron Corp.	5,935	438,418	1.4%
AT&T, Inc.	17,903	435,043	1.4%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
U.S. Treasury Note/Bond, 8.13%, 8/15/19	$90,400	$125,592	0.4%
U.S. Treasury Note/Bond, 7.63%, 2/15/25	70,600	100,484	0.3%
U.S. Treasury Note/Bond, 3.25% 7/31/16	74,000	76,896	0.2%
Goldman Sachs Group (The), Inc., 6.75%, 10/01/37	69,000	64,795	0.2%
U.S. Treasury Note/Bond, 5.00%, 5/15/37	49,100	55,736	0.2%
American Express Co., 4.88%, 7/15/13	49,000	52,234	0.2%
Fed. Natl. Mort. Assoc., 5.00%, 4/15/15	43,000	48,482	0.2%
U.S. Treasury Note/Bond, 4.38%, 2/15/38	46,000	47,258	0.2%
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/01/14	40,000	44,255	0.1%
U.S. Treasury Note/Bond, 6.25%, 5/15/30	28,600	37,234	0.1%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings, go to www.dbxstrategicadvisors.db.com.

Sector Breakdown* as of 5/31/10

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY (UNAUDITED)

TDX Independence In-Target Exchange-Traded Fund (TDX)

The TDX Independence In-Target Exchange-Traded Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks In-Target Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks In-Target Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the fiscal year ended May 31, 2010, the Fund’s net asset value increased 4.23%, compared to an increase of 1.14% for the Zacks In-Target Lifecycle Index and 9.61% for the Dow Jones Target Today Index. The fund’s performance benefited from favorable results in several equity sectors, in particular Financials, Information Technology, and Consumer Discretionary, partially offset by the Fund’s heavier weighting to fixed income securities, in particular short-term U.S. Treasuries.

Performance as of 5/31/10

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks In-Target Lifecycle Index	Dow Jones Target Today Index
One Year	4.23%	3.03%	1.14%	9.61%
Since Inception[1]	1.65%	0.92%	-0.99%	3.69%

Cumulative Total Returns
	Net Asset Value	Market Price	Zacks In-Target Lifecycle Index	Dow Jones Target Today Index
One Year	4.23%	3.03%	1.14%	9.61%
Since Inception[1]	4.45%	2.47%	-2.61%	10.14%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”). “Average Annual Total Return” represents the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Return” represents the total change in value of an investment over the period(s) indicated.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2009, as disclosed in the most recent prospectus dated September 28, 2009, was 1.66%*. Amerivest Investment Management, LLC, a sub-advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until at least 9/30/10.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The Fund’s net asset value per share (“NAV”) is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions or the redemption of Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the Fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

* The fees and expenses are restated to reflect a higher gross expense ratio (before expense reduction/reimbursement) resulting from a decline in assets under management since May 31, 2009.

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY (UNAUDITED) (CONTINUED)

TDX Independence In-Target Exchange-Traded Fund (TDX) (Continued)

Growth of a $10,000 Investment in TDX2 as of 5/31/10

2 Based on Net Asset Value from commencement of trading, 10/1/07.

Asset Class Breakdown* as of 5/31/10

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

Top Ten Holdings3 as of 5/31/10

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Exxon Mobil Corp.	1,943	$117,475	0.6%
Apple, Inc.	337	86,662	0.4%
Microsoft Corp.	3,338	86,119	0.4%
Wal-Mart Stores, Inc.	1,534	77,560	0.4%
General Electric Co.	3,960	64,745	0.3%
Procter & Gamble (The) Co.	1,027	62,739	0.3%
International Business Machines Corp.	500	62,629	0.3%
Johnson & Johnson	1,015	59,174	0.3%
Chevron Corp.	795	58,727	0.3%
AT&T, Inc.	2,397	58,248	0.3%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
U.S. Treasury Note/Bond, 4.88%, 5/31/11	$2,358,100	$2,462,372	12.3%
U.S. Treasury Note/Bond, 5.13%, 6/30/11	1,674,600	1,758,985	8.8%
U.S. Treasury Note/Bond, 3.88%, 7/15/10	1,491,900	1,498,836	7.5%
U.S. Treasury Note/Bond, 4.75%, 5/15/14	1,270,400	1,418,383	7.1%
U.S. Treasury Note/Bond, 4.25%, 9/30/12	1,050,000	1,132,195	5.6%
U.S. Treasury Note/Bond, 5.00%, 2/15/11	1,043,100	1,077,531	5.4%
U.S. Treasury Note/Bond, 4.88%, 4/30/11	920,700	958,175	4.8%
U.S. Treasury Note/Bond, 4.50%, 11/15/10	819,300	835,238	4.2%
U.S. Treasury Note/Bond, 4.50%, 11/30/11	735,000	777,779	3.9%
U.S. Treasury Note/Bond, 4.63%, 2/29/12	685,000	732,308	3.7%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings, go to www.dbxstrategicadvisors.db.com.

Sector Breakdown* as of 5/31/10

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

FEES AND EXPENSES (UNAUDITED)

As a shareholder of one or more of the various TDX Independence ETFs (each, a “Fund” and collectively, the “Funds” or “TDX Independence Exchange-Traded Funds”), you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six month period ended May 31, 2010.

ACTUAL EXPENSES

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Annualized Expense Ratio(1) based on the number of days in the period	Expenses Paid During the Period(2) December 1, 2009 to May 31, 2010
TDX Independence 2010 Exchange-Traded Fund
Actual	$1,000.00	$1,000.38	0.65%	$3.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
TDX Independence 2020 Exchange-Traded Fund
Actual	$1,000.00	$987.28	0.65%	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
TDX Independence 2030 Exchange-Traded Fund
Actual	$1,000.00	$978.37	0.65%	$3.21
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
TDX Independence 2040 Exchange-Traded Fund
Actual	$1,000.00	$972.74	0.65%	$3.20
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
TDX Independence In-Target Exchange-Traded Fund
Actual	$1,000.00	$995.38	0.65%	$3.23
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28

(1) Amerivest Investment Management, LLC (“Amerivest”), a sub-advisor to the Funds, has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit the Net Annual Operating Expenses for shares of each Fund to 0.65% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least September 30, 2010. Amerivest is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by Amerivest if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. Ratios would have been higher if fees were not reduced by Amerivest.

(2) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period December 1, 2010 to May 31, 2010. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period; then multiplying the result by 182 days and then dividing the result by 365.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND

May 31, 2010

	Number of Shares	Value

COMMON STOCKS — 20.7%
CONSUMER DISCRETIONARY — 2.2%
Amazon.com, Inc.*	155	$19,446
Ameristar Casinos, Inc.	172	3,099
AutoZone, Inc.*	22	4,199
Bally Technologies, Inc.*	152	6,460
Brown Shoe Co., Inc.	518	8,640
Buckle (The), Inc.	143	5,084
Carter’s, Inc.*	159	4,859
Cinemark Holdings, Inc.	334	5,341
Collective Brands, Inc.*	160	3,581
Columbia Sportswear Co.	101	5,169
Comcast Corp., Class A	1,113	20,134
Cooper Tire & Rubber Co.	80	1,513
Corinthian Colleges, Inc.*	297	3,977
Daimler AG (Germany)*	168	8,349
DIRECTV, Class A*	371	13,983
Dress Barn (The), Inc.*	200	5,478
Eastman Kodak Co.*	559	3,153
Ethan Allen Interiors, Inc.	322	6,504
Ford Motor Co.*	1,096	12,856
Fossil, Inc.*	205	7,688
Hennes & Mauritz AB, B Shares (Sweden)	102	5,753
Home Depot (The), Inc.	641	21,704
HONDA MOTOR Co. Ltd. (Japan)	461	14,082
Iconix Brand Group, Inc.*	205	3,331
J. Crew Group, Inc.*	149	6,800
Jack in the Box, Inc.*	167	3,747
Knology, Inc.*	471	5,633
Las Vegas Sands Corp.*	160	3,757
Life Time Fitness, Inc.*	150	5,567
LVMH Moet Hennessy Louis Vuitton SA (France)	54	5,721
Marcus (The) Corp.	328	3,592
McDonald’s Corp.	420	28,086
Men’s Wearhouse (The), Inc.	161	3,500
News Corp., Class A	729	9,623
Nissan Motor Co. Ltd. (Japan)*	515	3,749
Omnicom Group, Inc.	121	4,592
Panasonic Corp. (Japan)	444	5,712
Rent-A-Center, Inc.*	197	4,771
Sony Corp. (Japan)	242	7,552
Talbots (The), Inc.*	738	11,100
Target Corp.	317	17,286
Time Warner, Inc.	446	13,822
Toyota Motor Corp. (Japan)	565	20,503
Tractor Supply Co.	96	6,505
Tupperware Brands Corp.	140	5,949
Vail Resorts, Inc.*	110	4,577
Vivendi (France)	257	5,622
Volcom, Inc.*	300	5,988
Volkswagen AG (Germany)	15	1,279
Walt Disney (The) Co.	669	22,358
Warnaco Group (The), Inc.*	134	5,707

		417,481

	Number of Shares	Value

CONSUMER STAPLES — 2.1%
Anheuser-Busch Inbev NV (Belgium)	134	$6,466
B&G Foods, Inc., Class A	468	4,961
Boston Beer (The) Co., Inc., Class A*	122	8,058
British American Tobacco PLC (United Kingdom)	357	10,543
Campbell Soup Co.	133	4,763
Carrefour SA (France)	125	5,212
Casey’s General Stores, Inc.	140	5,162
Coca-Cola (The) Co.	795	40,863
CVS Caremark Corp.	553	19,150
Diageo PLC (United Kingdom)	476	7,261
Fresh Del Monte Produce, Inc. (Cayman Islands)*	146	2,920
Imperial Tobacco Group PLC (United Kingdom)	204	5,309
Kraft Foods, Inc., Class A	504	14,414
Lancaster Colony Corp.	72	3,936
Molson Coors Brewing Co., Class B	74	3,037
Nestle SA (Switzerland)	697	31,615
Philip Morris International, Inc.	715	31,546
Prestige Brands Holdings, Inc.*	607	4,686
Procter & Gamble (The) Co.	989	60,417
Reckitt Benckiser Group PLC (United Kingdom)	103	4,833
Ruddick Corp.	149	4,920
Safeway, Inc.	183	4,052
Tesco PLC (United Kingdom)	1,556	9,260
Tootsie Roll Industries, Inc.	161	4,031
Unilever NV (Netherlands)	317	8,725
Unilever PLC (United Kingdom)	249	6,725
Wal-Mart Stores, Inc.	1,435	72,553

		385,418

ENERGY — 2.3%
Arena Resources, Inc.*	129	4,242
ATP Oil & Gas Corp.*	452	4,809
Berry Petroleum Co., Class A	80	2,459
BG Group PLC (United Kingdom)	731	11,214
Bill Barrett Corp.*	144	4,689
BP PLC (United Kingdom)	3,854	27,572
Chevron Corp.	733	54,146
ConocoPhillips	551	28,574
Dril-Quip, Inc.*	117	5,699
ENI S.p.A (Italy)	549	10,392
Exxon Mobil Corp.	1,859	112,394
General Maritime Corp. (Marshall Islands)	448	3,096
ION Geophysical Corp.*	1,395	7,575
Matrix Service Co.*	370	3,641
Murphy Oil Corp.	85	4,537
Nordic American Tanker Shipping Ltd. (Bermuda)	129	3,664
Occidental Petroleum Corp.	269	22,195
Peabody Energy Corp.	81	3,156
Repsol YPF SA (Spain)	162	3,356
Royal Dutch Shell PLC, Class A (United Kingdom)	771	20,322

See Notes to Financial Statements.	15

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

May 31, 2010

	Number of Shares	Value

ENERGY (Continued)
Royal Dutch Shell PLC, Class B (United Kingdom)	595	$15,068
Schlumberger Ltd. (Netherlands Antilles)	409	22,965
Southwestern Energy Co.*	257	9,666
StatoilHydro ASA (Norway)	270	5,440
Total SA (France)	462	21,726
Woodside Petroleum Ltd. (Australia)	109	4,016
World Fuel Services Corp.	185	4,816

		421,429

FINANCIALS — 3.8%
Aflac, Inc.	382	16,923
Alexander’s, Inc. REIT	15	4,866
Allianz SE (Germany)	94	9,451
American Campus Communities, Inc. REIT	148	3,962
Annaly Capital Management, Inc. REIT	421	7,140
Assicurazioni Generali S.p.A (Italy)	233	4,275
Australia & New Zealand Banking Group Ltd. (Australia)	371	7,082
AXA (France)	307	5,116
Banco Bilbao Vizcaya Argentaria SA (Spain)	633	6,733
Banco Santander SA (Spain)	1,363	14,119
Bank of America Corp.	2,917	45,913
Bank of New York Mellon (The) Corp.	978	26,601
Barclays PLC (United Kingdom)	1,511	6,665
BB&T Corp.	515	15,574
BNP Paribas (France)	165	9,557
Boston Private Financial Holdings, Inc.	673	4,926
Capital One Financial Corp.	325	13,423
Charles Schwab (The) Corp.	924	15,098
Commonwealth Bank of Australia (Australia)	258	11,399
Credit Suisse Group AG (Switzerland)	197	7,685
Delphi Financial Group, Inc., Class A	148	3,844
Deutsche Bank AG (Germany)	108	6,456
Dime Community Bancshares, Inc.	373	4,759
Encore Capital Group, Inc.*	274	5,727
Equity Lifestyle Properties, Inc. REIT	100	5,180
Equity One, Inc. REIT	245	4,207
First Financial Bankshares, Inc.	52	2,609
FirstMerit Corp.	209	3,896
Franklin Resources, Inc.	191	18,735
GAMCO Investors, Inc., Class A	85	3,369
Goldman Sachs Group (The), Inc.	178	25,678
Highwoods Properties, Inc. REIT	208	6,128
HSBC Holdings PLC (United Kingdom)	3,505	31,814
Intesa Sanpaolo S.p.A (Italy)	1,601	4,240
JPMorgan Chase & Co.	1,362	53,907
Kansas City Life Insurance Co.	136	4,118
KBW, Inc.*	109	2,735
Knight Capital Group, Inc., Class A*	253	3,696
MarketAxess Holdings, Inc.	333	4,915
MFA Financial, Inc. REIT	618	4,530
Mid-America Apartment Communities, Inc. REIT	86	4,698
Mitsubishi UFJ Financial Group, Inc. (Japan)	2,391	11,674
Montpelier Re Holdings Ltd. (Bermuda)	229	3,575
Moody’s Corp.	185	3,793

	Number of Shares	Value

FINANCIALS (Continued)
Morgan Stanley	505	$13,691
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	42	5,353
National Australia Bank Ltd. (Australia)	350	7,352
National Bank of Greece SA ADR (Greece)*	778	1,906
National Financial Partners Corp.*	537	7,486
National Retail Properties, Inc. REIT	231	5,077
NewAlliance Bancshares, Inc.	282	3,319
Nordea Bank AB (Sweden)	600	4,937
Northern Trust Corp.	181	9,197
Omega Healthcare Investors, Inc. REIT	230	4,568
optionsXpress Holdings, Inc.*	160	2,568
Platinum Underwriters Holdings Ltd. (Bermuda)	118	4,344
Potlatch Corp. REIT	116	4,041
ProAssurance Corp.*	87	5,121
Progressive (The) Corp.	572	11,205
Prosperity Bancshares, Inc.	121	4,361
Riskmetrics Group, Inc.*	178	3,850
SCBT Financial Corp.	149	5,333
Simon Property Group, Inc. REIT	184	15,646
Societe Generale (France)	95	4,165
Standard Chartered PLC (United Kingdom)	384	9,089
Stifel Financial Corp.*	74	3,750
Sumitomo Mitsui Financial Group, Inc. (Japan)	162	4,860
Tanger Factory Outlet Centers, Inc. REIT	91	3,787
Tower Group, Inc.	109	2,388
UBS AG (Switzerland)*	674	8,985
UMB Financial Corp.	103	4,012
UniCredito Italiano S.p.A (Italy)	3,016	6,371
Washington Real Estate Investment Trust REIT	165	4,848
Wells Fargo & Co.	1,677	48,112
Westamerica Bancorp.	78	4,342
Westpac Banking Corp. (Australia)	521	10,335
Westwood Holdings Group, Inc.	89	3,306
Zurich Financial Services AG (Switzerland)	30	6,135

		704,631

HEALTH CARE — 2.0%
Abbott Laboratories	599	28,487
Amedisys, Inc.*	100	4,972
AMERIGROUP Corp.*	156	5,604
AstraZeneca PLC (United Kingdom)	270	11,327
Bayer AG (Germany)	173	9,727
Boston Scientific Corp.*	623	3,769
Bruker Corp.*	537	6,839
Catalyst Health Solutions, Inc.*	142	5,437
Emergency Medical Services Corp., Class A*	114	6,107
eResearch Technology, Inc.*	658	5,225
Forest Laboratories, Inc.*	131	3,390
Genzyme Corp.*	110	5,352
GlaxoSmithKline PLC (United Kingdom)	962	16,093
Haemonetics Corp.*	78	4,207
Isis Pharmaceuticals, Inc.*	302	2,778
Johnson & Johnson	981	57,191
Magellan Health Services, Inc.*	114	4,639
Medicis Pharmaceutical Corp., Class A	189	4,383

See Notes to Financial Statements.	16

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

May 31, 2010

	Number of Shares	Value

HEALTH CARE (Continued)
Novartis AG (Switzerland)	514	$23,359
Novo Nordisk A/S, B Shares (Denmark)	90	6,974
NuVasive, Inc.*	123	4,830
Onyx Pharmaceuticals, Inc.*	174	3,878
Owens & Minor, Inc.	190	5,675
Pfizer, Inc.	2,511	38,242
Psychiatric Solutions, Inc.*	171	5,537
Quality Systems, Inc.	88	5,196
Regeneron Pharmaceuticals, Inc.*	247	7,057
Roche Holding AG (Switzerland)	141	19,406
Sanofi-Aventis SA (France)	221	13,358
SIGA Technologies, Inc.*	490	3,406
Sirona Dental Systems, Inc.*	86	3,043
STERIS Corp.	178	5,666
Takeda Pharmaceutical Co. Ltd. (Japan)	181	7,464
Thoratec Corp.*	175	7,677
UnitedHealth Group, Inc.	428	12,442
WellCare Health Plans, Inc.*	150	4,089
Zimmer Holdings, Inc.*	61	3,412

		366,238

INDUSTRIALS — 2.2%
A.O. Smith Corp.	82	3,823
ABB Ltd. (Switzerland)*	438	7,519
BAE Systems PLC (United Kingdom)	695	3,243
Baldor Electric Co.	138	4,958
C.H. Robinson Worldwide, Inc.	141	8,194
Caterpillar, Inc.	232	14,096
CLARCOR, Inc.	141	5,113
CRA International, Inc.*	146	3,244
Curtiss-Wright Corp.	129	4,272
Dollar Thrifty Automotive Group, Inc.*	224	10,461
East Japan Railway Co. (Japan)	44	2,806
Eaton Corp.	69	4,827
EMCOR Group, Inc.*	201	5,019
Emerson Electric Co.	274	12,725
First Solar, Inc.*	38	4,270
General Dynamics Corp.	149	10,117
General Electric Co.	3,717	60,772
Geo Group (The), Inc.*	160	3,376
GrafTech International Ltd.*	352	5,847
Granite Construction, Inc.	110	3,262
Hawaiian Holdings, Inc.*	569	4,051
Heartland Express, Inc.	255	3,964
Heico Corp.	92	3,670
Heidrick & Struggles International, Inc.	221	5,116
Hutchison Whampoa Ltd. (Hong Kong)	799	5,008
JetBlue Airways Corp.*	769	4,768
Knight Transportation, Inc.	238	4,731
Koninklijke Philips Electronics NV (Netherlands)	212	6,383
L.B. Foster Co., Class A*	113	3,172
Lockheed Martin Corp.	140	11,189
Mitsubishi Corp. (Japan)	321	7,321
Mitsui & Co. Ltd. (Japan)	400	5,810
PACCAR, Inc.	148	6,068
Regal-Beloit Corp.	89	5,366

	Number of Shares	Value

INDUSTRIALS (Continued)
Republic Services, Inc.	150	$4,368
Rollins, Inc.	262	5,570
Schneider Electric SA (France)	44	4,422
Seaboard Corp.	3	4,278
Siemens AG (Germany)	179	16,213
Tetra Tech, Inc.*	168	3,808
Towers Watson & Co., Class A	129	5,934
Union Pacific Corp.	388	27,714
United Parcel Service, Inc., Class B	755	47,383
United Technologies Corp.	312	21,022
Vestas Wind Systems A/S (Denmark)*	43	2,073
Vicor Corp.*	529	6,454
Vinci SA (France)	83	3,766
Waste Management, Inc.	188	6,112
Watsco, Inc.	88	5,152

		418,830

INFORMATION TECHNOLOGY — 3.7%
Accenture PLC, Class A (Ireland)	492	18,460
Anixter International, Inc.*	110	5,225
Apple, Inc.*	310	79,719
Arris Group, Inc.*	359	3,938
Benchmark Electronics, Inc.*	200	3,696
CACI International, Inc., Class A*	86	3,977
CANON, Inc. (Japan)	242	9,953
Cass Information Systems, Inc.	105	3,331
Cisco Systems, Inc.*	1,931	44,722
Concur Technologies, Inc.*	142	6,007
Corning, Inc.	611	10,650
Daktronics, Inc.	524	4,412
Digital River, Inc.*	109	3,002
Electro Scientific Industries, Inc.*	312	4,009
EMC Corp.*	757	14,095
Entegris, Inc.*	1,001	5,405
Exar Corp.*	500	3,500
Gartner, Inc.*	273	6,757
Google, Inc., Class A*	106	51,429
Hewlett-Packard Co.	844	38,832
Informatica Corp.*	239	6,166
International Business Machines Corp.	465	58,246
IXYS Corp.*	413	3,849
Jack Henry & Associates, Inc.	238	5,722
ManTech International Corp., Class A*	107	4,947
MasterCard, Inc., Class A	100	20,177
Microsemi Corp.*	233	3,607
Microsoft Corp.	3,157	81,450
ModusLink Global Solutions, Inc.*	531	4,057
Nintendo Co. Ltd. (Japan)	20	5,885
Nokia Oyj (Finland)	732	7,492
Oracle Corp.	1,784	40,265
Palm, Inc.*	440	2,508
Parametric Technology Corp.*	346	5,702
Paychex, Inc.	139	3,967
Polycom, Inc.*	232	6,967
Quest Software, Inc.*	271	5,245
Rackspace Hosting, Inc.*	366	6,442
Riverbed Technology, Inc.*	195	5,212

See Notes to Financial Statements.	17

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

May 31, 2010

	Number of Shares	Value

INFORMATION TECHNOLOGY (Continued)
SAP AG (Germany)	185	$7,914
Skyworks Solutions, Inc.*	422	6,722
Solera Holdings, Inc.	196	6,797
SRA International, Inc., Class A*	162	3,494
Telefonaktiebolaget LM Ericsson, B Shares (Sweden)	570	5,758
TIBCO Software, Inc.*	492	5,614
Visa, Inc., Class A	685	49,635
VistaPrint NV (Netherlands)*	117	5,463
Yahoo!, Inc.*	476	7,302

		697,724

MATERIALS — 0.9%
Air Liquide SA (France)	52	5,099
American Vanguard Corp.	385	3,068
Anglo American PLC (United Kingdom)*	277	10,657
ArcelorMittal (Luxembourg)	176	5,365
BASF AG (Germany)	181	9,564
BHP Billiton Ltd. (Australia)	684	22,597
BHP Billiton PLC (United Kingdom)	449	12,420
Dow Chemical (The) Co.	432	11,625
E.I. du Pont de Nemours & Co.	340	12,299
NewMarket Corp.	42	4,324
Newmont Mining Corp.	193	10,387
Praxair, Inc.	119	9,234
Rio Tinto PLC (United Kingdom)	265	12,219
Rock-Tenn Co., Class A	108	5,558
Rockwood Holdings, Inc.*	209	5,421
Sensient Technologies Corp.	141	3,904
Shin-Etsu Chemical Co. Ltd. (Japan)	80	4,077
Silgan Holdings, Inc.	216	6,162
Syngenta AG (Switzerland)	22	4,883
Westlake Chemical Corp.	188	3,987
Weyerhaeuser Co.	100	4,258

		167,108

TELECOMMUNICATION SERVICES — 0.8%
AT&T, Inc.	2,260	54,918
Deutsche Telekom AG (Germany)	579	6,536
France Telecom SA (France)	394	7,572
Koninklijke (Royal) KPN NV (Netherlands)	345	4,525
NTT DoCoMo, Inc. (Japan)	3	4,503
Telefonica SA (Spain)	796	15,411
Verizon Communications, Inc.	1,091	30,024
Vodafone Group PLC (United Kingdom)	10,443	20,859

		144,348

UTILITIES — 0.7%
Consolidated Edison, Inc.	217	9,242
E.ON AG (Germany)	396	12,128
Enel S.p.A (Italy)	1,068	4,939
EQT Corp.	129	5,056
Exelon Corp.	543	20,959
FPL Group, Inc.*	326	16,277
GDF Suez (France)	241	7,604
Iberdrola SA (Spain)	793	5,339
New Jersey Resources Corp.	110	3,900
Nicor, Inc.	132	5,334

	Number of Shares	Value

UTILITIES (Continued)
Piedmont Natural Gas Co., Inc.	213	$5,412
RWE AG (Germany)	95	6,884
Southern Co.	611	19,979
Tokyo Electric Power (The) Co., Inc. (Japan)	240	5,949
WGL Holdings, Inc.	144	4,874

		133,876

Total Common Stocks (Cost $4,320,115)		3,857,083

RIGHTS — 0.0% (a)
MATERIALS — 0.0% (a)
Air Liquide SA, expiring 6/11/10 (France)* (Cost $0)	52	340

	Principal Amount	Value

CORPORATE BONDS — 27.9%
CONSUMER DISCRETIONARY — 2.2%
AT&T Broadband Corp. 8.375%, 3/15/13	$83,000	96,229
Daimler Finance North America LLC 7.30%, 1/15/12	81,000	87,776
Home Depot (The), Inc. 5.40%, 3/01/16	142,000	154,691
Viacom, Inc. 6.25%, 4/30/16	55,000	61,818

		400,514

CONSUMER STAPLES — 0.6%
Diageo Finance BV (Netherlands) 5.30%, 10/28/15	41,000	45,469
Kroger (The) Co. 5.50%, 2/01/13	21,000	22,702
Wal-Mart Stores, Inc. 4.55%, 5/01/13	47,000	50,760

		118,931

ENERGY — 1.9%
Anadarko Petroleum Corp. 5.95%, 9/15/16	107,000	114,126
Apache Corp. 5.25%, 4/15/13	43,000	46,894
Enterprise Products Operating LP, Series B 5.60%, 10/15/14	87,000	94,243
Kinder Morgan Energy Partners LP 6.75%, 3/15/11	47,000	48,704
Spectra Energy Capital LLC 6.25%, 2/15/13	49,000	53,286

		357,253

FINANCIALS — 17.1%
Ameriprise Financial, Inc. 5.35%, 11/15/10	109,000	110,829
Bank of America Corp. 4.50%, 8/01/10	125,000	125,722
4.875%, 1/15/13	21,000	21,893

See Notes to Financial Statements.	18

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

May 31, 2010

	Principal Amount	Value

FINANCIALS (Continued)
Boeing Capital Corp. Ltd. 5.80%, 1/15/13	$81,000	$89,449
Boston Properties LP 6.25%, 1/15/13	51,000	55,702
Capital One Financial Corp. 6.15%, 9/01/16	122,000	127,790
Citigroup, Inc. 6.00%, 2/21/12	246,000	257,642
European Investment Bank (Supranational) 4.625%, 5/15/14	163,000	178,736
General Electric Capital Corp., Series A MTN 5.875%, 2/15/12	150,000	159,332
Genworth Financial, Inc. 5.75%, 6/15/14	81,000	80,368
Goldman Sachs Group, LP 5.00%, 10/01/14	305,000	310,327
HSBC Finance Corp. 6.375%, 11/27/12	85,000	91,693
5.50%, 1/19/16	275,000	293,709
John Deere Capital Corp. 7.00%, 3/15/12	81,000	89,125
JPMorgan Chase & Co. 5.75%, 1/02/13	221,000	237,265
KFW (Germany) 4.25%, 6/15/10	150,000	150,181
Marsh & McLennan Cos., Inc. 5.75%, 9/15/15	30,000	31,893
Merrill Lynch & Co., Inc., Series C MTN 5.00%, 1/15/15	105,000	103,659
MetLife, Inc. 5.00%, 6/15/15	81,000	85,568
Morgan Stanley 5.05%, 1/21/11	100,000	101,881
5.30%, 3/01/13	99,000	102,165
National Rural Utilities Cooperative Finance Corp., Series C MTN 7.25%, 3/01/12	49,000	53,757
Wachovia Corp. 5.25%, 8/01/14	126,000	133,828
Wells Fargo & Co. 5.00%, 11/15/14	185,000	194,387

		3,186,901

HEALTH CARE — 1.6%
AmerisourceBergen Corp. 5.875%, 9/15/15	81,000	89,883
UnitedHealth Group, Inc. 4.875%, 3/15/15	53,000	56,074
WellPoint, Inc. 5.25%, 1/15/16	75,000	80,043
Wyeth 5.50%, 2/01/14	71,000	78,996

		304,996

INFORMATION TECHNOLOGY — 0.5%
Oracle Corp. 5.25%, 1/15/16	89,000	99,452

	Principal Amount	Value

MATERIALS — 1.0%
Alcoa, Inc. 6.00%, 1/15/12	$47,000	$48,993
BHP Billiton Finance USA Ltd. (Australia) 5.50%, 4/01/14	63,000	70,101
E.I. du Pont de Nemours & Co. 5.25%, 12/15/16	51,000	56,908

		176,002

TELECOMMUNICATION SERVICES — 1.8%
AT&T, Inc. 5.875%, 2/01/12	115,000	123,311
Cellco Partnership/Verizon Wireless Capital LLC 5.55%, 2/01/14	83,000	91,829
Embarq Corp. 7.082%, 6/01/16	33,000	35,564
AT&T Wireless Services, Inc. 7.875%, 3/01/11	75,000	78,731

		329,435

UTILITIES — 1.2%
Constellation Energy Group 4.55%, 6/15/15	35,000	36,779
Dominion Resources, Inc., Series C 5.15%, 7/15/15	125,000	136,164
Exelon Generation Co. LLC 5.35%, 1/15/14	47,000	50,856

		223,799

Total Corporate Bonds (Amortized Cost $4,972,532)		5,197,283

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 48.8%
FEDERAL HOME LOAN MORTGAGE CORP. — 8.4%
3.25%, 2/25/11	720,000	733,861
4.875%, 11/18/11	280,000	296,712
4.50%, 1/15/13	498,000	538,939

		1,569,512

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 5.0%
5.00%, 4/15/15	278,000	313,440
5.00%, 5/11/17	548,000	614,434

		927,874

UNITED STATES TREASURY BONDS/NOTES — 35.4%
2.75%, 7/31/10	885,100	888,972
2.00%, 9/30/10	1,353,600	1,361,743
1.75%, 11/15/11	186,800	189,909
1.375%, 4/15/12	1,398,700	1,416,567
3.375%, 7/31/13	820,200	871,847
4.75%, 5/15/14	1,356,100	1,514,065
7.50%, 11/15/16	267,800	345,504

		6,588,607

See Notes to Financial Statements.	19

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)

May 31, 2010

	Principal Amount	Value

Total United States Government & Agencies Obligations (Amortized Cost $8,804,065)		$9,085,993

SOVEREIGN BONDS — 1.5%
Italy Government International Bond (Italy) 6.00%, 2/22/11	$175,000	180,427
United Mexican States, Series A MTN (Mexico) 6.375%, 1/16/13	79,000	86,505

Total Sovereign Bonds (Amortized Cost $260,993)		266,932

Total Investments — 98.9%
(Amortized Cost $18,357,705)		$18,407,631
Other assets less liabilities — 1.1%		202,811

Net Assets — 100.0%		$18,610,442

ADR – American Depositary Receipt.

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing security.

(a) Less than 0.1%.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$3,857,083	$—	$—	$3,857,083
Rights	—	340	—	340
Corporate Bonds	—	5,197,283	—	5,197,283
United States Government & Agencies Obligations	—	9,085,993	—	9,085,993
Sovereign Bonds	—	266,932	—	266,932

Total Investments	$3,857,083	$14,550,548	$—	$18,407,631

COUNTRY BREAKDOWN AS OF MAY 31, 2010

(Unaudited)

	Value	% of Net Assets
United States	$16,733,861	89.9%
United Kingdom	252,491	1.4
Germany	250,033	1.4
Italy	210,644	1.1
Supranational	178,736	1.0
Australia	132,880	0.7
Japan	121,900	0.7
Switzerland	109,586	0.6
France	99,280	0.5
Mexico	86,505	0.5
Netherlands	70,564	0.4
Spain	44,957	0.2
Netherlands Antilles	22,965	0.1
Ireland	18,460	0.1
Sweden	16,448	0.1
Bermuda	11,582	0.1
Denmark	9,046	0.1
Finland	7,492	0.0
Belgium	6,466	0.0
Norway	5,440	0.0
Luxembourg	5,365	0.0
Hong Kong	5,008	0.0
Marshall Islands	3,096	0.0
Cayman Islands	2,920	0.0
Greece	1,906	0.0

Total Investments	18,407,631	98.9
Other assets less liabilities	202,811	1.1

Net Assets	$18,610,442	100%

See Notes to Financial Statements.	20

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND

May 31, 2010

	Number of Shares	Value

COMMON STOCKS — 61.5%
CONSUMER DISCRETIONARY — 6.4%
Amazon.com, Inc.*	1,027	$128,847
Ameristar Casinos, Inc.	983	17,714
AutoZone, Inc.*	126	24,051
Bally Technologies, Inc.*	883	37,528
Bob Evans Farms, Inc.	522	15,159
Brown Shoe Co., Inc.	3,018	50,340
Buckle (The), Inc.	811	28,831
California Pizza Kitchen, Inc.*	362	6,599
Carter’s, Inc.*	999	30,529
Cinemark Holdings, Inc.	1,995	31,900
Collective Brands, Inc.*	1,107	24,775
Columbia Sportswear Co.	558	28,558
Comcast Corp., Class A	7,321	132,438
Cooper Tire & Rubber Co.	811	15,336
Corinthian Colleges, Inc.*	1,718	23,004
Daimler AG (Germany)*	1,089	54,119
DIRECTV, Class A*	2,522	95,054
Dress Barn (The), Inc.*	1,047	28,677
Eastman Kodak Co.*	4,355	24,562
Ethan Allen Interiors, Inc.	1,815	36,663
Ford Motor Co.*	6,960	81,641
Fossil, Inc.*	1,183	44,363
Hennes & Mauritz AB, B Shares (Sweden)	602	33,954
Home Depot (The), Inc.	4,019	136,084
HONDA MOTOR Co. Ltd. (Japan)	2,373	72,489
Iconix Brand Group, Inc.*	1,173	19,061
J. Crew Group, Inc.*	1,083	49,428
Jack in the Box, Inc.*	969	21,744
Knology, Inc.*	2,772	33,153
Las Vegas Sands Corp.*	1,543	36,230
Life Time Fitness, Inc.*	667	24,752
LVMH Moet Hennessy Louis Vuitton SA (France)	326	34,540
Marcus (The) Corp.	1,888	20,674
McDonald’s Corp.	2,691	179,948
Men’s Wearhouse (The), Inc.	899	19,544
News Corp., Class A	4,507	59,492
Nissan Motor Co. Ltd. (Japan)*	3,153	22,952
Omnicom Group, Inc.	736	27,931
Panasonic Corp. (Japan)	2,594	33,373
Rent-A-Center, Inc.*	1,087	26,327
Sony Corp. (Japan)	1,411	44,034
Spartan Motors, Inc.	736	3,533
Talbots (The), Inc.*	5,301	79,727
Target Corp.	1,893	103,225
Time Warner, Inc.	2,830	87,702
Toyota Motor Corp. (Japan)	4,151	150,631
Tractor Supply Co.	561	38,013
Tupperware Brands Corp.	1,018	43,255
Vail Resorts, Inc.*	598	24,883
Vivendi (France)	1,656	36,227
Volcom, Inc.*	1,694	33,812
Volkswagen AG (Germany)	99	8,444
Walt Disney (The) Co.	4,343	145,144
Warnaco Group (The), Inc.*	763	32,496

		2,643,490

	Number of Shares	Value

CONSUMER STAPLES — 6.2%
Anheuser-Busch Inbev NV (Belgium)	833	$40,195
B&G Foods, Inc., Class A	2,755	29,203
Boston Beer (The) Co., Inc., Class A*	711	46,962
British American Tobacco PLC (United Kingdom)	2,340	69,104
Campbell Soup Co.	844	30,224
Carrefour SA (France)	806	33,604
Casey’s General Stores, Inc.	831	30,639
Coca-Cola (The) Co.	5,409	278,023
CVS Caremark Corp.	3,528	122,175
Diageo PLC (United Kingdom)	4,230	64,523
Fresh Del Monte Produce, Inc. (Cayman Islands)*	1,096	21,920
Imperial Tobacco Group PLC (United Kingdom)	1,299	33,807
Kraft Foods, Inc., Class A	3,273	93,608
Lancaster Colony Corp.	476	26,018
Molson Coors Brewing Co., Class B	428	17,565
Nestle SA (Switzerland)	4,638	210,372
Philip Morris International, Inc.	4,792	211,423
Prestige Brands Holdings, Inc.*	3,547	27,383
Procter & Gamble (The) Co.	6,598	403,072
Reckitt Benckiser Group PLC (United Kingdom)	739	34,672
Ruddick Corp.	858	28,331
Safeway, Inc.	1,046	23,158
Tesco PLC (United Kingdom)	9,994	59,475
Tootsie Roll Industries, Inc.	982	24,589
Unilever NV (Netherlands)	2,061	56,727
Unilever PLC (United Kingdom)	1,625	43,889
Wal-Mart Stores, Inc.	9,744	492,656
Weis Markets, Inc.	427	14,420

		2,567,737

ENERGY — 6.9%
Arena Resources, Inc.*	717	23,575
ATP Oil & Gas Corp.*	3,313	35,250
Berry Petroleum Co., Class A	804	24,715
BG Group PLC (United Kingdom)	4,687	71,901
Bill Barrett Corp.*	805	26,211
BP PLC (United Kingdom)	25,830	184,789
Cal Dive International, Inc.*	1,626	8,976
Chevron Corp.	5,075	374,890
ConocoPhillips	3,613	187,370
Dril-Quip, Inc.*	666	32,441
ENI S.p.A (Italy)	3,523	66,686
Exxon Mobil Corp.	12,352	746,803
General Maritime Corp. (Marshall Islands)	2,510	17,344
Goodrich Petroleum Corp.*	671	8,213
ION Geophysical Corp.*	9,604	52,150
Matrix Service Co.*	2,106	20,723
Murphy Oil Corp.	461	24,608
Nordic American Tanker Shipping Ltd. (Bermuda)	740	21,016
Occidental Petroleum Corp.	1,980	163,370
Peabody Energy Corp.	616	23,999
Repsol YPF SA (Spain)	1,008	20,883

See Notes to Financial Statements.	21

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

May 31, 2010

	Number of Shares	Value

ENERGY (Continued)
Royal Dutch Shell PLC, Class A (United Kingdom)	4,960	$130,735
Royal Dutch Shell PLC, Class B (United Kingdom)	3,810	96,485
RPC, Inc.	1,646	18,583
Schlumberger Ltd. (Netherlands Antilles)	2,873	161,319
Southwestern Energy Co.*	1,818	68,375
StatoilHydro ASA (Norway)	1,768	35,621
Total SA (France)	3,030	142,489
Woodside Petroleum Ltd. (Australia)	691	25,457
World Fuel Services Corp.	1,078	28,060

		2,843,037

FINANCIALS — 11.2%
Aflac, Inc.	2,482	109,953
Alexander’s, Inc. REIT	90	29,193
Allianz SE (Germany)	612	61,530
American Campus Communities, Inc. REIT	868	23,236
Annaly Capital Management, Inc. REIT	2,777	47,098
Assicurazioni Generali S.p.A (Italy)	1,576	28,918
Australia & New Zealand Banking Group Ltd. (Australia)	2,458	46,924
AXA (France)	2,469	41,148
Banco Bilbao Vizcaya Argentaria SA (Spain)	4,140	44,033
Banco Santander SA (Spain)	9,073	93,982
Bank of America Corp.	19,326	304,191
Bank of New York Mellon (The) Corp.	6,557	178,350
Barclays PLC (United Kingdom)	10,179	44,902
BB&T Corp.	3,400	102,816
BNP Paribas (France)	1,149	66,551
Boston Private Financial Holdings, Inc.	4,098	29,997
Capital One Financial Corp.	2,037	84,128
Charles Schwab (The) Corp.	6,289	102,762
Commonwealth Bank of Australia (Australia)	1,699	75,065
Credit Suisse Group AG (Switzerland)	1,384	53,987
Delphi Financial Group, Inc., Class A	860	22,334
Deutsche Bank AG (Germany)	694	41,485
Dime Community Bancshares, Inc.	2,251	28,723
Encore Capital Group, Inc.*	1,859	38,853
Equity Lifestyle Properties, Inc. REIT	432	22,378
Equity One, Inc. REIT	1,437	24,673
First Financial Bankshares, Inc.	357	17,914
FirstMerit Corp.	1,373	25,593
Franklin Resources, Inc.	1,337	131,146
GAMCO Investors, Inc., Class A	517	20,489
Goldman Sachs Group (The), Inc.	1,154	166,476
Highwoods Properties, Inc. REIT	1,247	36,737
HSBC Holdings PLC (United Kingdom)	23,057	209,289
Intesa Sanpaolo S.p.A (Italy)	10,980	29,077
JPMorgan Chase & Co.	8,833	349,611
Kansas City Life Insurance Co.	807	24,436
KBW, Inc.*	652	16,359
Knight Capital Group, Inc., Class A*	1,599	23,361
MarketAxess Holdings, Inc.	2,063	30,450
MFA Financial, Inc. REIT	3,927	28,785
Mid-America Apartment Communities, Inc. REIT	491	26,823

	Number of Shares	Value

FINANCIALS (Continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)	15,617	$76,248
Montpelier Re Holdings Ltd. (Bermuda)	1,412	22,041
Moody’s Corp.	1,152	23,616
Morgan Stanley	3,430	92,987
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	280	35,685
National Australia Bank Ltd. (Australia)	2,294	48,188
National Bank of Greece SA ADR (Greece)*	5,711	13,992
National Financial Partners Corp.*	3,217	44,845
National Retail Properties, Inc. REIT	1,399	30,750
NewAlliance Bancshares, Inc.	1,832	21,563
Nordea Bank AB (Sweden)	3,975	32,705
Northern Trust Corp.	1,256	63,817
Omega Healthcare Investors, Inc. REIT	1,417	28,142
optionsXpress Holdings, Inc.*	1,031	16,548
Platinum Underwriters Holdings Ltd. (Bermuda)	820	30,184
Potlatch Corp. REIT	667	23,238
ProAssurance Corp.*	565	33,256
Progressive (The) Corp.	3,773	73,913
Prosperity Bancshares, Inc.	795	28,652
Renasant Corp.	406	5,826
Riskmetrics Group, Inc.*	1,070	23,144
SCBT Financial Corp.	916	32,784
Simon Property Group, Inc. REIT	1,396	118,702
Societe Generale (France)	718	31,476
Standard Chartered PLC (United Kingdom)	2,504	59,266
Stifel Financial Corp.*	464	23,511
Sumitomo Mitsui Financial Group, Inc. (Japan)	825	24,748
Tanger Factory Outlet Centers, Inc. REIT	551	22,933
Teton Advisors, Inc., Class A	5	50
Tower Group, Inc.	682	14,943
UBS AG (Switzerland)*	4,369	58,243
UMB Financial Corp.	648	25,240
UniCredito Italiano S.p.A (Italy)	21,152	44,681
Washington Real Estate Investment Trust REIT	977	28,704
Wells Fargo & Co.	11,211	321,644
Westamerica Bancorp.	531	29,561
Westpac Banking Corp. (Australia)	3,456	68,554
Westwood Holdings Group, Inc.	539	20,024
Zurich Financial Services AG (Switzerland)	199	40,696

		4,618,856

HEALTH CARE — 5.8%
Abbott Laboratories	3,985	189,527
Amedisys, Inc.*	462	22,971
AMERIGROUP Corp.*	904	32,472
AmSurg Corp.*	544	10,771
AstraZeneca PLC (United Kingdom)	1,765	74,044
Bayer AG (Germany)	1,112	62,523
Boston Scientific Corp.*	3,623	21,919
Bruker Corp.*	3,167	40,332
Catalyst Health Solutions, Inc.*	774	29,636
Centene Corp.*	799	18,233
Emergency Medical Services Corp., Class A*	693	37,124
eResearch Technology, Inc.*	3,813	30,275
Forest Laboratories, Inc.*	740	19,151

See Notes to Financial Statements.	22

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

May 31, 2010

	Number of Shares	Value

HEALTH CARE (Continued)
Genzyme Corp.*	664	$32,304
GlaxoSmithKline PLC (United Kingdom)	6,860	114,757
Haemonetics Corp.*	452	24,381
Inspire Pharmaceuticals, Inc.*	1,009	5,736
Isis Pharmaceuticals, Inc.*	1,810	16,652
Johnson & Johnson	6,564	382,682
Magellan Health Services, Inc.*	636	25,879
Martek Biosciences Corp.*	557	10,355
Medicis Pharmaceutical Corp., Class A	1,088	25,231
Novartis AG (Switzerland)	3,076	139,788
Novo Nordisk A/S, B Shares (Denmark)	570	44,166
NuVasive, Inc.*	704	27,646
Onyx Pharmaceuticals, Inc.*	1,021	22,758
Owens & Minor, Inc.	1,101	32,887
Pfizer, Inc.	16,479	250,975
Pharmasset, Inc.*	399	11,755
Psychiatric Solutions, Inc.*	950	30,761
Quality Systems, Inc.	534	31,527
Regeneron Pharmaceuticals, Inc.*	1,461	41,741
Roche Holding AG (Switzerland)	914	125,794
Sanofi-Aventis SA (France)	1,443	87,219
SIGA Technologies, Inc.*	2,948	20,489
Sirona Dental Systems, Inc.*	911	32,231
STERIS Corp.	1,016	32,339
Takeda Pharmaceutical Co. Ltd. (Japan)	1,103	45,483
Thoratec Corp.*	1,043	45,756
UnitedHealth Group, Inc.	2,971	86,367
Vanda Pharmaceuticals, Inc.*	471	3,443
WellCare Health Plans, Inc.*	761	20,745
Zimmer Holdings, Inc.*	536	29,978
ZymoGenetics, Inc.*	1,180	5,487

		2,396,290

INDUSTRIALS — 6.7%
A.O. Smith Corp.	484	22,564
ABB Ltd. (Switzerland)*	2,921	50,145
BAE Systems PLC (United Kingdom)	4,413	20,590
Baldor Electric Co.	800	28,744
C.H. Robinson Worldwide, Inc.	920	53,461
Caterpillar, Inc.	1,418	86,158
CLARCOR, Inc.	865	31,365
CRA International, Inc.*	851	18,909
Curtiss-Wright Corp.	776	25,701
Dollar Thrifty Automotive Group, Inc.*	1,360	63,512
East Japan Railway Co. (Japan)	602	38,395
Eaton Corp.	402	28,120
EMCOR Group, Inc.*	1,183	29,540
Emerson Electric Co.	1,771	82,245
Fanuc Ltd. (Japan)	291	30,879
First Solar, Inc.*	223	25,056
General Dynamics Corp.	950	64,505
General Electric Co.	26,217	428,647
Geo Group (The), Inc.*	890	18,779
GrafTech International Ltd.*	2,041	33,901
Granite Construction, Inc.	679	20,132
Griffon Corp.*	1,046	12,698
Hawaiian Holdings, Inc.*	3,721	26,494

	Number of Shares	Value

INDUSTRIALS (Continued)
Heartland Express, Inc.	1,611	$25,043
Heico Corp.	547	21,820
Heidrick & Struggles International, Inc.	1,284	29,725
Hutchison Whampoa Ltd. (Hong Kong)	2,999	18,797
JetBlue Airways Corp.*	4,631	28,712
Kforce, Inc.*	635	8,585
Knight Transportation, Inc.	1,494	29,701
Koninklijke Philips Electronics NV (Netherlands)	1,303	39,230
L.B. Foster Co., Class A*	676	18,975
Lockheed Martin Corp.	945	75,524
Mitsubishi Corp. (Japan)	1,963	44,769
Mitsui & Co. Ltd. (Japan)	2,624	38,116
PACCAR, Inc.	900	36,900
Regal-Beloit Corp.	541	32,617
Republic Services, Inc.	869	25,305
Rollins, Inc.	1,722	36,610
Schneider Electric SA (France)	289	29,045
Seaboard Corp.	21	29,946
Siemens AG (Germany)	1,168	105,791
Tetra Tech, Inc.*	1,043	23,640
Towers Watson & Co., Class A	756	34,776
Union Pacific Corp.	2,471	176,504
United Parcel Service, Inc., Class B	5,173	324,657
United Technologies Corp.	2,299	154,907
Vestas Wind Systems A/S (Denmark)*	268	12,917
Vicor Corp.*	3,098	37,796
Vinci SA (France)	568	25,769
Waste Management, Inc.	1,207	39,240
Watsco, Inc.	555	32,495

		2,778,452

INFORMATION TECHNOLOGY — 11.2%
Accenture PLC, Class A (Ireland)	3,321	124,604
Anixter International, Inc.*	628	29,830
Apple, Inc.*	2,093	538,236
Arris Group, Inc.*	2,170	23,805
Benchmark Electronics, Inc.*	1,096	20,254
CACI International, Inc., Class A*	512	23,675
CANON, Inc. (Japan)	1,415	58,193
Cass Information Systems, Inc.	616	19,540
Cisco Systems, Inc.*	13,128	304,044
Computer Sciences Corp.*	364	18,196
Concur Technologies, Inc.*	840	35,532
Corning, Inc.	3,763	65,589
Daktronics, Inc.	2,997	25,235
Digital River, Inc.*	640	17,626
Ebix, Inc.*	450	6,876
Electro Scientific Industries, Inc.*	1,825	23,451
EMC Corp.*	4,766	88,743
EMS Technologies, Inc.*	262	4,071
Entegris, Inc.*	7,477	40,376
Exar Corp.*	3,061	21,427
Fair Isaac Corp.	935	21,692
Gartner, Inc.*	1,603	39,674
Google, Inc., Class A*	765	371,163
Hewlett-Packard Co.	5,679	261,291

See Notes to Financial Statements.	23

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

May 31, 2010

	Number of Shares	Value

INFORMATION TECHNOLOGY (Continued)
Informatica Corp.*	1,469	$37,900
International Business Machines Corp.	2,976	372,774
IXYS Corp.*	2,420	22,554
Jack Henry & Associates, Inc.	1,456	35,002
ManTech International Corp., Class A*	636	29,402
MasterCard, Inc., Class A	732	147,696
Microsemi Corp.*	1,332	20,619
Microsoft Corp.	21,392	551,913
ModusLink Global Solutions, Inc.*	3,133	23,936
Nintendo Co. Ltd. (Japan)	129	37,960
Nokia Oyj (Finland)	5,740	58,750
Oracle Corp.	12,090	272,871
Palm, Inc.*	2,688	15,322
Parametric Technology Corp.*	1,996	32,894
Paychex, Inc.	868	24,773
Polycom, Inc.*	1,372	41,201
Quest Software, Inc.*	1,599	30,949
Rackspace Hosting, Inc.*	2,139	37,646
Riverbed Technology, Inc.*	1,173	31,354
Rogers Corp.*	250	7,140
SAP AG (Germany)	1,167	49,922
Skyworks Solutions, Inc.*	2,558	40,749
Smith Micro Software, Inc.*	530	5,221
Solera Holdings, Inc.	1,169	40,541
SRA International, Inc., Class A*	925	19,952
Telefonaktiebolaget LM Ericsson, B Shares (Sweden)	3,660	36,971
TIBCO Software, Inc.*	2,873	32,781
Visa, Inc., Class A	4,400	318,824
VistaPrint NV (Netherlands)*	726	33,897
Yahoo!, Inc.*	3,359	51,527

		4,646,164

MATERIALS — 2.6%
Air Liquide SA (France)	329	32,262
AMCOL International Corp.	539	14,531
American Vanguard Corp.	2,255	17,972
Anglo American PLC (United Kingdom)*	1,692	65,098
ArcelorMittal (Luxembourg)	1,123	34,233
BASF AG (Germany)	1,156	61,084
BHP Billiton Ltd. (Australia)	4,429	146,312
BHP Billiton PLC (United Kingdom)	2,891	79,962
Dow Chemical (The) Co.	2,619	70,477
E.I. du Pont de Nemours & Co.	2,072	74,944
NewMarket Corp.	238	24,504
Newmont Mining Corp.	1,168	62,862
Praxair, Inc.	730	56,648
Rio Tinto PLC (United Kingdom)	1,704	78,568
Rock-Tenn Co., Class A	652	33,552
Rockwood Holdings, Inc.*	1,187	30,791
Sensient Technologies Corp.	814	22,540
Shin-Etsu Chemical Co. Ltd. (Japan)	600	30,581
Sherwin-Williams (The) Co.	278	21,303
Silgan Holdings, Inc.	1,318	37,603
Syngenta AG (Switzerland)	135	29,964
Vulcan Materials Co.	302	15,245

	Number of Shares	Value

MATERIALS (Continued)
Westlake Chemical Corp.	1,147	$24,328
Weyerhaeuser Co.	511	21,758

		1,087,122

TELECOMMUNICATION SERVICES — 2.3%
AT&T, Inc.	15,179	368,849
Deutsche Telekom AG (Germany)	3,705	41,823
France Telecom SA (France)	2,580	49,584
Koninklijke (Royal) KPN NV (Netherlands)	2,222	29,141
NTT DoCoMo, Inc. (Japan)	21	31,521
Telefonica SA (Spain)	5,259	101,817
Verizon Communications, Inc.	7,293	200,703
Vodafone Group PLC (United Kingdom)	72,616	145,046

		968,484

UTILITIES — 2.2%
Consolidated Edison, Inc.	1,492	63,544
E.ON AG (Germany)	3,155	96,623
Enel S.p.A (Italy)	7,178	33,193
EQT Corp.	715	28,021
Exelon Corp.	3,588	138,497
FPL Group, Inc.*	2,267	113,191
GDF Suez (France)	1,594	50,291
Iberdrola SA (Spain)	5,177	34,857
New Jersey Resources Corp.	723	25,630
Nicor, Inc.	796	32,166
Piedmont Natural Gas Co., Inc.	1,318	33,490
RWE AG (Germany)	634	45,940
Southern Co.	4,210	137,667
Tokyo Electric Power (The) Co., Inc. (Japan)	1,599	39,632
WGL Holdings, Inc.	890	30,127

		902,869

Total Common Stocks (Cost $27,474,162)		25,452,501

RIGHTS — 0.0% (a)
MATERIALS — 0.0% (a)
Air Liquide SA, expiring 6/11/10 (France)* (Cost $0)	329	2,151

	Principal Amount	Value

CORPORATE BONDS — 19.5%
CONSUMER DISCRETIONARY — 1.2%
AT&T Broadband Corp. 8.375%, 3/15/13	$59,000	68,403
Home Depot (The), Inc. 5.40%, 3/01/16	129,000	140,530
News America, Inc. 6.20%, 12/15/34	136,000	140,087
Time Warner, Inc. 7.70%, 5/01/32	32,000	37,168
Viacom, Inc. 6.25%, 4/30/16	113,000	127,008

		513,196

See Notes to Financial Statements.	24

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

May 31, 2010

	Principal Amount	Value

CONSUMER STAPLES — 1.6%
Coca-Cola Enterprises, Inc. 8.50%, 2/01/22	$11,000	$14,525
Diageo Finance BV (Netherlands) 5.30%, 10/28/15	91,000	100,918
Kraft Foods 6.50%, 8/11/17	151,000	171,224
Kroger (The) Co. 5.50%, 2/01/13	108,000	116,751
Pepsi Bottling Group, Inc., Series B 7.00%, 3/01/29	48,000	58,953
Reynolds American, Inc. 6.75%, 6/15/17	73,000	77,168
Wal-Mart Stores, Inc. 4.55%, 5/01/13	95,000	102,602

		642,141

ENERGY — 1.7%
Anadarko Petroleum Corp. 5.95%, 9/15/16	197,000	210,119
Canadian Natural Resources Ltd. (Canada) 5.70%, 5/15/17	105,000	114,882
ConocoPhillips 5.90%, 10/15/32	88,000	94,323
Enterprise Products Operating LP, Series B 5.60%, 10/15/14	121,000	131,074
Spectra Energy Capital LLC 6.25%, 2/15/13	152,000	165,295

		715,693

FINANCIALS — 8.3%
Allstate (The) Corp. 5.55%, 5/09/35	101,000	98,416
American Express Co. 4.875%, 7/15/13	67,000	71,422
Bear Stearns & Co., Inc. 7.25%, 2/01/18	28,000	31,968
Boeing Capital Corp. Ltd. 5.80%, 1/15/13	140,000	154,604
Capital One Financial Corp. 6.15%, 9/01/16	101,000	105,794
Credit Suisse (USA), Inc. 7.125%, 7/15/32	143,000	170,552
Deutsche Bank AG London (Germany) 6.00%, 9/01/17	167,000	179,528
European Investment Bank (Supranational) 4.625%, 5/15/14	288,000	315,802
General Electric Capital Corp., Series A MTN 6.75%, 3/15/32	172,000	179,102
Genworth Financial, Inc. 5.75%, 6/15/14	167,000	165,696
Goldman Sachs Group, LP 5.00%, 10/01/14	255,000	259,454
HSBC Finance Corp. 5.50%, 1/19/16	150,000	160,205
JPMorgan Chase Bank NA 5.875%, 6/13/16	200,000	209,861

	Principal Amount	Value

FINANCIALS (Continued)
Landwirtschaftliche Rentenbank, Series G MTN (Germany) 5.00%, 11/08/16	$253,000	$280,203
Marsh & McLennan Cos., Inc. 5.75%, 9/15/15	76,000	80,795
Merrill Lynch & Co., Inc. 6.875%, 4/25/18	63,000	64,988
Merrill Lynch & Co., Inc., Series C MTN 5.00%, 1/15/15	194,000	191,523
MetLife, Inc. 5.00%, 6/15/15	113,000	119,372
Morgan Stanley 5.30%, 3/01/13	187,000	192,978
Unilever Capital Corp. 5.90%, 11/15/32	21,000	23,239
Wachovia Corp. 5.25%, 8/01/14	373,000	396,173

		3,451,675

HEALTH CARE — 1.0%
Abbott Laboratories 5.875%, 5/15/16	170,000	195,649
AmerisourceBergen Corp. 5.875%, 9/15/15	45,000	49,935
UnitedHealth Group, Inc. 4.875%, 3/15/15	73,000	77,234
WellPoint, Inc. 5.25%, 1/15/16	28,000	29,883
Wyeth 5.50%, 2/01/14	61,000	67,870

		420,571

INDUSTRIALS — 0.9%
General Electric Co. 5.25%, 12/06/17	334,000	358,096

INFORMATION TECHNOLOGY — 0.8%
IBM Corp. 5.70%, 9/14/17	150,000	171,137
Oracle Corp. 5.25%, 1/15/16	141,000	157,558

		328,695

MATERIALS — 0.9%
BHP Billiton Finance USA Ltd. (Australia) 4.80%, 4/15/13	71,000	76,564
CRH America, Inc. 6.00%, 9/30/16	61,000	66,507
E.I. du Pont de Nemours & Co. 5.25%, 12/15/16	111,000	123,859
Weyerhaeuser Co. 7.375%, 3/15/32	101,000	98,655

		365,585

TELECOMMUNICATION SERVICES — 1.6%
BellSouth Corp. 6.00%, 11/15/34	63,000	62,781
Cellco Partnership/Verizon Wireless Capital LLC 5.55%, 2/01/14	90,000	99,573

See Notes to Financial Statements.	25

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

May 31, 2010

	Principal Amount	Value

TELECOMMUNICATION SERVICES (Continued)
Deutsche Telekom International Finance BV (Netherlands) 8.75%, 6/15/30	$84,000	$106,366
Embarq Corp. 7.082%, 6/01/16	114,000	122,857
Verizon Global Funding Corp. 7.75%, 12/01/30	100,000	120,523
Vodafone Group PLC (United Kingdom) 5.625%, 2/27/17	146,000	158,725

		670,825

UTILITIES — 1.5%
Constellation Energy Group 4.55%, 6/15/15	135,000	141,864
Dominion Resources, Inc., Series C 5.15%, 7/15/15	170,000	185,182
Exelon Generation Co. LLC 5.35%, 1/15/14	61,000	66,005
Oncor Electric Delivery Co. 7.00%, 9/01/22	61,000	71,893
Pacific Gas & Electric Co. 6.05%, 3/01/34	147,000	153,693

		618,637

Total Corporate Bonds (Amortized Cost $7,532,025)		8,085,114

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 16.8%
FEDERAL HOME LOAN MORTGAGE CORP. — 2.5%
4.50%, 1/15/13	750,000	811,654
6.25%, 7/15/32	164,000	199,879

		1,011,533

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 2.1%
5.00%, 4/15/15	335,000	377,706
5.00%, 5/11/17	448,000	502,312

		880,018

UNITED STATES TREASURY BONDS/NOTES — 12.2%
4.875%, 4/30/11	241,600	251,434
5.00%, 8/15/11	949,700	1,001,488
3.375%, 7/31/13	774,800	823,588
4.75%, 5/15/14	817,400	912,615
7.50%, 11/15/16	18,600	23,997
8.125%, 8/15/19	615,000	854,418
7.625%, 2/15/25	372,200	529,745
6.25%, 5/15/30	499,300	650,026

		5,047,311

Total United States Government & Agencies Obligations (Amortized Cost $6,704,447)		6,938,862

	Principal Amount	Value

SOVEREIGN BONDS — 1.2%
Province of Quebec Canada (Canada) 7.50%, 9/15/29	$112,000	$148,101
Republic of Italy (Italy) 5.25%, 9/20/16	175,000	186,148
United Mexican States (Mexico) 6.75%, 9/27/34	89,000	98,123
United Mexican States, Series A MTN (Mexico) 6.375%, 1/16/13	67,000	73,365

Total Sovereign Bonds (Amortized Cost $487,237)		505,737

Total Investments — 99.0%
(Amortized Cost $42,197,871)		$40,984,365
Other assets less liabilities — 1.0%		420,391

Net Assets — 100.0%		$41,404,756

ADR – American Depositary Receipt.

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing security.

(a) Less than 0.1%.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical securities
Level 2 —	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$25,452,501	$—	$—	$25,452,501
Rights	—	2,151	—	2,151
Corporate Bonds	—	8,085,114	—	8,085,114
United States Government & Agencies Obligations	—	6,938,862	—	6,938,862
Sovereign Bonds	—	505,737	—	505,737

Total Investments	$25,452,501	$15,531,864	$—	$40,984,365

See Notes to Financial Statements.	26

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)

May 31, 2010

COUNTRY BREAKDOWN AS OF MAY 31, 2010

(Unaudited)

	Value	% of Net Assets
United States	$32,780,067	79.2%
United Kingdom	1,839,628	4.4
Germany	1,124,699	2.7
Japan	820,003	2.0
Switzerland	708,989	1.7
France	662,357	1.6
Australia	487,064	1.2
Italy	388,705	0.9
Netherlands	366,279	0.9
Supranational	315,802	0.8
Spain	295,571	0.7
Canada	262,983	0.6
Mexico	171,488	0.4
Netherlands Antilles	161,319	0.4
Ireland	124,604	0.3
Sweden	103,631	0.3
Bermuda	73,241	0.2
Finland	58,750	0.1
Denmark	57,083	0.1
Belgium	40,195	0.1
Norway	35,621	0.1
Luxembourg	34,233	0.1
Cayman Islands	21,920	0.1
Hong Kong	18,797	0.1
Marshall Islands	17,344	0.0
Greece	13,992	0.0

Total Investments	40,984,365	99.0
Other assets less liabilities	420,391	1.0

Net Assets	$41,404,756	100%

See Notes to Financial Statements.	27

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND

May 31, 2010

	Number of Shares	Value

COMMON STOCKS — 83.3%
CONSUMER DISCRETIONARY — 8.6%
Amazon.com, Inc.*	1,092	$137,002
Ameristar Casinos, Inc.	1,044	18,813
AutoZone, Inc.*	135	25,769
Bally Technologies, Inc.*	938	39,865
Bob Evans Farms, Inc.	555	16,117
Brown Shoe Co., Inc.	3,206	53,476
Buckle (The), Inc.	862	30,644
California Pizza Kitchen, Inc.*	386	7,037
Carter’s, Inc.*	1,065	32,546
Cinemark Holdings, Inc.	2,126	33,995
Collective Brands, Inc.*	1,265	28,311
Columbia Sportswear Co.	594	30,401
Comcast Corp., Class A	7,771	140,577
Cooper Tire & Rubber Co.	952	18,002
Corinthian Colleges, Inc.*	1,827	24,464
Daimler AG (Germany)*	1,157	57,498
DIRECTV, Class A*	2,682	101,085
Dress Barn (The), Inc.*	1,112	30,458
Eastman Kodak Co.*	4,623	26,074
Ethan Allen Interiors, Inc.	2,129	43,006
Ford Motor Co.*	7,396	86,755
Fossil, Inc.*	1,256	47,100
Hennes & Mauritz AB, B Shares (Sweden)	673	37,959
Home Depot (The), Inc.	4,367	147,866
HONDA MOTOR Co. Ltd. (Japan)	2,540	77,591
Iconix Brand Group, Inc.*	1,247	20,264
J. Crew Group, Inc.*	1,150	52,486
Jack in the Box, Inc.*	1,031	23,136
Knology, Inc.*	2,950	35,282
Las Vegas Sands Corp.*	1,637	38,437
Life Time Fitness, Inc.*	708	26,274
LVMH Moet Hennessy Louis Vuitton SA (France)	364	38,567
Marcus (The) Corp.	2,006	21,966
McDonald’s Corp.	2,941	196,664
Men’s Wearhouse (The), Inc.	953	20,718
News Corp., Class A	4,790	63,228
Nissan Motor Co. Ltd. (Japan)*	3,345	24,350
Omnicom Group, Inc.	785	29,791
Panasonic Corp. (Japan)	2,794	35,947
Rent-A-Center, Inc.*	1,153	27,926
Sony Corp. (Japan)	1,548	48,309
Spartan Motors, Inc.	781	3,749
Talbots (The), Inc.*	5,599	84,209
Target Corp.	2,005	109,333
Time Warner, Inc.	3,011	93,311
Toyota Motor Corp. (Japan)	4,161	150,992
Tractor Supply Co.	597	40,453
Tupperware Brands Corp.	1,083	46,017
Vail Resorts, Inc.*	635	26,422
Vivendi (France)	1,786	39,071
Volcom, Inc.*	1,800	35,928
Volkswagen AG (Germany)	106	9,041
Walt Disney (The) Co.	4,619	154,366
Warnaco Group (The), Inc.*	811	34,540

		2,823,188

	Number of Shares	Value

CONSUMER STAPLES — 8.4%
Anheuser-Busch Inbev NV (Belgium)	890	$42,945
B&G Foods, Inc., Class A	2,926	31,016
Boston Beer (The) Co., Inc., Class A*	844	55,746
British American Tobacco PLC (United Kingdom)	2,481	73,268
Campbell Soup Co.	893	31,978
Carrefour SA (France)	879	36,648
Casey’s General Stores, Inc.	886	32,667
Coca-Cola (The) Co.	5,785	297,349
CVS Caremark Corp.	3,841	133,014
Diageo PLC (United Kingdom)	3,323	50,688
Fresh Del Monte Produce, Inc. (Cayman Islands)*	1,161	23,220
Imperial Tobacco Group PLC (United Kingdom)	1,371	35,681
Kraft Foods, Inc., Class A	3,562	101,873
Lancaster Colony Corp.	505	27,603
Molson Coors Brewing Co., Class B	453	18,591
Nestle SA (Switzerland)	5,085	230,647
Philip Morris International, Inc.	5,280	232,954
Prestige Brands Holdings, Inc.*	3,768	29,089
Procter & Gamble (The) Co.	7,133	435,755
Reckitt Benckiser Group PLC (United Kingdom)	816	38,285
Ruddick Corp.	914	30,180
Safeway, Inc.	1,112	24,620
Tesco PLC (United Kingdom)	10,580	62,963
Tootsie Roll Industries, Inc.	1,041	26,067
Unilever NV (Netherlands)	2,234	61,488
Unilever PLC (United Kingdom)	1,746	47,157
Wal-Mart Stores, Inc.	10,313	521,425
Weis Markets, Inc.	455	15,365

		2,748,282

ENERGY — 9.4%
Arena Resources, Inc.*	762	25,055
ATP Oil & Gas Corp.*	3,519	37,442
Berry Petroleum Co., Class A	853	26,221
BG Group PLC (United Kingdom)	5,492	84,250
Bill Barrett Corp.*	856	27,871
BP PLC (United Kingdom)	27,567	197,216
Cal Dive International, Inc.*	1,728	9,539
Chevron Corp.	5,426	400,819
ConocoPhillips	3,928	203,706
Dril-Quip, Inc.*	708	34,487
ENI S.p.A (Italy)	3,762	71,210
Exxon Mobil Corp.	13,181	796,922
General Maritime Corp. (Marshall Islands)	2,668	18,436
Goodrich Petroleum Corp.*	712	8,715
ION Geophysical Corp.*	11,343	61,592
Matrix Service Co.*	2,238	22,022
Murphy Oil Corp.	489	26,103
Nordic American Tanker Shipping Ltd. (Bermuda)	787	22,351
Occidental Petroleum Corp.	2,141	176,654
Peabody Energy Corp.	654	25,480
Repsol YPF SA (Spain)	1,071	22,188

See Notes to Financial Statements.	28

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

May 31, 2010

	Number of Shares	Value

ENERGY (Continued)
Royal Dutch Shell PLC, Class A (United Kingdom)	5,559	$146,523
Royal Dutch Shell PLC, Class B (United Kingdom)	4,045	102,436
RPC, Inc.	1,749	19,746
Schlumberger Ltd. (Netherlands Antilles)	3,144	176,536
Southwestern Energy Co.*	1,935	72,775
StatoilHydro ASA (Norway)	2,004	40,376
Total SA (France)	3,346	157,350
Woodside Petroleum Ltd. (Australia)	735	27,078
World Fuel Services Corp.	1,146	29,830

		3,070,929

FINANCIALS — 15.2%
Aflac, Inc.	2,742	121,471
Alexander’s, Inc. REIT	95	30,815
Allianz SE (Germany)	651	65,451
American Campus Communities, Inc. REIT	924	24,735
Annaly Capital Management, Inc. REIT	2,952	50,066
Assicurazioni Generali S.p.A (Italy)	1,666	30,570
Australia & New Zealand Banking Group Ltd. (Australia)	2,623	50,074
AXA (France)	2,577	42,948
Banco Bilbao Vizcaya Argentaria SA (Spain)	4,409	46,894
Banco Santander SA (Spain)	9,462	98,012
Bank of America Corp.	21,160	333,057
Bank of New York Mellon (The) Corp.	6,845	186,184
Barclays PLC (United Kingdom)	10,835	47,796
BB&T Corp.	3,604	108,985
BNP Paribas (France)	1,264	73,212
Boston Private Financial Holdings, Inc.	4,891	35,802
Capital One Financial Corp.	2,165	89,415
Charles Schwab (The) Corp.	6,665	108,906
Commonwealth Bank of Australia (Australia)	1,811	80,014
Credit Suisse Group AG (Switzerland)	1,470	57,342
Delphi Financial Group, Inc., Class A	915	23,763
Deutsche Bank AG (Germany)	740	44,235
Dime Community Bancshares, Inc.	2,389	30,484
Encore Capital Group, Inc.*	1,854	38,749
Equity Lifestyle Properties, Inc. REIT	460	23,828
Equity One, Inc. REIT	1,529	26,253
First Financial Bankshares, Inc.	379	19,018
FirstMerit Corp.	1,458	27,177
Franklin Resources, Inc.	1,404	137,718
GAMCO Investors, Inc., Class A	549	21,757
Goldman Sachs Group (The), Inc.	1,327	191,433
Highwoods Properties, Inc. REIT	1,326	39,064
HSBC Holdings PLC (United Kingdom)	25,115	227,969
Intesa Sanpaolo S.p.A (Italy)	11,396	30,179
JPMorgan Chase & Co.	9,706	384,162
Kansas City Life Insurance Co.	858	25,980
KBW, Inc.*	694	17,412
Knight Capital Group, Inc., Class A*	1,700	24,837
MarketAxess Holdings, Inc.	2,193	32,369
MFA Financial, Inc. REIT	4,174	30,595
Mid-America Apartment Communities, Inc. REIT	522	28,517

	Number of Shares	Value

FINANCIALS (Continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)	18,379	$89,733
Montpelier Re Holdings Ltd. (Bermuda)	1,504	23,477
Moody’s Corp.	1,223	25,072
Morgan Stanley	3,522	95,481
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	301	38,361
National Australia Bank Ltd. (Australia)	2,444	51,339
National Bank of Greece SA ADR (Greece)*	5,895	14,443
National Financial Partners Corp.*	3,418	47,647
National Retail Properties, Inc. REIT	1,487	32,684
NewAlliance Bancshares, Inc.	1,944	22,881
Nordea Bank AB (Sweden)	4,246	34,935
Northern Trust Corp.	1,328	67,476
Omega Healthcare Investors, Inc. REIT	1,508	29,949
optionsXpress Holdings, Inc.*	1,096	17,591
Platinum Underwriters Holdings Ltd. (Bermuda)	862	31,730
Potlatch Corp. REIT	710	24,736
ProAssurance Corp.*	601	35,375
Progressive (The) Corp.	4,020	78,752
Prosperity Bancshares, Inc.	844	30,418
Renasant Corp.	430	6,171
Riskmetrics Group, Inc.*	1,139	24,637
SCBT Financial Corp.	973	34,824
Simon Property Group, Inc. REIT	1,485	126,270
Societe Generale (France)	792	34,720
Standard Chartered PLC (United Kingdom)	2,664	63,053
Stifel Financial Corp.*	494	25,031
Sumitomo Mitsui Financial Group, Inc. (Japan)	878	26,338
Tanger Factory Outlet Centers, Inc. REIT	588	24,473
Teton Advisors, Inc., Class A	4	40
Tower Group, Inc.	727	15,929
UBS AG (Switzerland)*	5,184	69,108
UMB Financial Corp.	688	26,798
UniCredito Italiano S.p.A (Italy)	22,667	47,881
Washington Real Estate Investment Trust REIT	1,040	30,555
Wells Fargo & Co.	12,065	346,144
Westamerica Bancorp.	564	31,398
Westpac Banking Corp. (Australia)	3,686	73,116
Westwood Holdings Group, Inc.	572	21,250
Zurich Financial Services AG (Switzerland)	211	43,150

		4,970,214

HEALTH CARE — 7.8%
Abbott Laboratories	4,308	204,888
Amedisys, Inc.*	491	24,413
AMERIGROUP Corp.*	960	34,483
AmSurg Corp.*	577	11,425
AstraZeneca PLC (United Kingdom)	1,894	79,456
Bayer AG (Germany)	1,182	66,459
Boston Scientific Corp.*	3,847	23,274
Bruker Corp.*	3,365	42,853
Catalyst Health Solutions, Inc.*	822	31,474
Centene Corp.*	848	19,351
Emergency Medical Services Corp., Class A*	786	42,106

See Notes to Financial Statements.	29

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

May 31, 2010

	Number of Shares	Value

HEALTH CARE (Continued)
eResearch Technology, Inc.*	4,050	$32,157
Forest Laboratories, Inc.*	786	20,342
Genzyme Corp.*	704	34,250
GlaxoSmithKline PLC (United Kingdom)	7,205	120,529
Haemonetics Corp.*	481	25,945
Inspire Pharmaceuticals, Inc.*	1,075	6,111
Isis Pharmaceuticals, Inc.*	1,924	17,701
Johnson & Johnson	7,000	408,099
Magellan Health Services, Inc.*	675	27,466
Martek Biosciences Corp.*	591	10,987
Medicis Pharmaceutical Corp., Class A	1,156	26,808
Novartis AG (Switzerland)	3,240	147,241
Novo Nordisk A/S, B Shares (Denmark)	614	47,576
NuVasive, Inc.*	748	29,374
Onyx Pharmaceuticals, Inc.*	1,085	24,185
Owens & Minor, Inc.	1,169	34,918
Pfizer, Inc.	17,667	269,068
Pharmasset, Inc.*	424	12,491
Psychiatric Solutions, Inc.*	1,010	32,704
Quality Systems, Inc.	568	33,535
Regeneron Pharmaceuticals, Inc.*	1,553	44,369
Roche Holding AG (Switzerland)	967	133,088
Sanofi-Aventis SA (France)	1,558	94,170
SIGA Technologies, Inc.*	3,134	21,781
Sirona Dental Systems, Inc.*	969	34,283
STERIS Corp.	1,078	34,313
Takeda Pharmaceutical Co. Ltd. (Japan)	1,383	57,029
Thoratec Corp.*	1,110	48,696
UnitedHealth Group, Inc.	3,059	88,925
Vanda Pharmaceuticals, Inc.*	500	3,655
WellCare Health Plans, Inc.*	808	22,026
Zimmer Holdings, Inc.*	567	31,712
ZymoGenetics, Inc.*	1,255	5,836

		2,561,552

INDUSTRIALS — 9.0%
A.O. Smith Corp.	516	24,056
ABB Ltd. (Switzerland)*	3,223	55,329
BAE Systems PLC (United Kingdom)	5,033	23,483
Baldor Electric Co.	853	30,648
C.H. Robinson Worldwide, Inc.	976	56,715
Caterpillar, Inc.	1,516	92,112
CLARCOR, Inc.	926	33,577
CRA International, Inc.*	907	20,154
Curtiss-Wright Corp.	831	27,523
Dollar Thrifty Automotive Group, Inc.*	1,495	69,817
East Japan Railway Co. (Japan)	486	30,996
Eaton Corp.	432	30,218
EMCOR Group, Inc.*	1,263	31,537
Emerson Electric Co.	1,897	88,097
Fanuc Ltd. (Japan)	299	31,728
First Solar, Inc.*	337	37,865
General Dynamics Corp.	1,017	69,054
General Electric Co.	26,428	432,099
Geo Group (The), Inc.*	951	20,066
GrafTech International Ltd.*	2,175	36,127
Granite Construction, Inc.	728	21,585

	Number of Shares	Value

INDUSTRIALS (Continued)
Griffon Corp.*	1,124	$13,645
Hawaiian Holdings, Inc.*	3,829	27,262
Heartland Express, Inc.	1,704	26,489
Heico Corp.	585	23,336
Heidrick & Struggles International, Inc.	1,367	31,646
Hutchison Whampoa Ltd. (Hong Kong)	2,996	18,778
JetBlue Airways Corp.*	5,361	33,238
Kforce, Inc.*	681	9,207
Knight Transportation, Inc.	1,582	31,450
Koninklijke Philips Electronics NV (Netherlands)	1,474	44,378
L.B. Foster Co., Class A*	722	20,267
Lockheed Martin Corp.	1,014	81,039
Mitsubishi Corp. (Japan)	2,021	46,091
Mitsui & Co. Ltd. (Japan)	2,850	41,399
PACCAR, Inc.	967	39,647
Regal-Beloit Corp.	579	34,908
Republic Services, Inc.	929	27,052
Rollins, Inc.	1,845	39,225
Schneider Electric SA (France)	369	37,085
Seaboard Corp.	22	31,372
Siemens AG (Germany)	1,273	115,302
Tetra Tech, Inc.*	1,113	25,226
Towers Watson & Co., Class A	806	37,076
Union Pacific Corp.	2,767	197,647
United Parcel Service, Inc., Class B	5,478	343,800
United Technologies Corp.	2,456	165,485
Vestas Wind Systems A/S (Denmark)*	291	14,026
Vicor Corp.*	3,310	40,382
Vinci SA (France)	606	27,493
Waste Management, Inc.	1,293	42,035
Watsco, Inc.	593	34,720

		2,963,492

INFORMATION TECHNOLOGY — 15.2%
Accenture PLC, Class A (Ireland)	3,506	131,545
Anixter International, Inc.*	667	31,683
Apple, Inc.*	2,329	598,925
Arris Group, Inc.*	2,308	25,319
Benchmark Electronics, Inc.*	1,166	21,548
CACI International, Inc., Class A*	545	25,201
CANON, Inc. (Japan)	1,542	63,416
Cass Information Systems, Inc.	655	20,777
Cisco Systems, Inc.*	14,126	327,158
Computer Sciences Corp.*	386	19,296
Concur Technologies, Inc.*	895	37,859
Corning, Inc.	3,997	69,668
Daktronics, Inc.	3,185	26,818
Digital River, Inc.*	680	18,727
Ebix, Inc.*	480	7,334
Electro Scientific Industries, Inc.*	1,940	24,929
EMC Corp.*	5,066	94,329
EMS Technologies, Inc.*	279	4,336
Entegris, Inc.*	7,942	42,887
Exar Corp.*	3,253	22,771
Fair Isaac Corp.	993	23,038
Gartner, Inc.*	1,702	42,125

See Notes to Financial Statements.	30

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

May 31, 2010

	Number of Shares	Value

INFORMATION TECHNOLOGY (Continued)
Google, Inc., Class A*	799	$387,658
Hewlett-Packard Co.	6,173	284,020
Informatica Corp.*	1,566	40,403
International Business Machines Corp.	3,300	413,357
IXYS Corp.*	2,570	23,952
Jack Henry & Associates, Inc.	1,550	37,262
ManTech International Corp., Class A*	676	31,251
MasterCard, Inc., Class A	711	143,458
Microsemi Corp.*	1,413	21,873
Microsoft Corp.	22,889	590,535
ModusLink Global Solutions, Inc.*	3,329	25,434
Nintendo Co. Ltd. (Japan)	138	40,608
Nokia Oyj (Finland)	5,932	60,715
Oracle Corp.	13,020	293,861
Palm, Inc.*	2,858	16,291
Parametric Technology Corp.*	2,123	34,987
Paychex, Inc.	924	26,371
Polycom, Inc.*	1,458	43,784
Quest Software, Inc.*	1,701	32,923
Rackspace Hosting, Inc.*	2,273	40,005
Riverbed Technology, Inc.*	1,248	33,359
Rogers Corp.*	265	7,568
SAP AG (Germany)	1,255	53,686
Skyworks Solutions, Inc.*	2,916	46,452
Smith Micro Software, Inc.*	563	5,546
Solera Holdings, Inc.	1,245	43,177
SRA International, Inc., Class A*	984	21,225
Telefonaktiebolaget LM Ericsson, B Shares (Sweden)	3,931	39,709
TIBCO Software, Inc.*	3,056	34,869
Visa, Inc., Class A	4,763	345,127
VistaPrint NV (Netherlands)*	772	36,045
Yahoo!, Inc.*	3,570	54,764

		4,989,964

MATERIALS — 3.6%
Air Liquide SA (France)	356	34,909
AMCOL International Corp.	573	15,448
American Vanguard Corp.	2,398	19,112
Anglo American PLC (United Kingdom)*	1,832	70,484
ArcelorMittal (Luxembourg)	1,191	36,306
BASF AG (Germany)	1,236	65,311
BHP Billiton Ltd. (Australia)	4,709	155,561
BHP Billiton PLC (United Kingdom)	3,093	85,550
Dow Chemical (The) Co.	2,873	77,312
E.I. du Pont de Nemours & Co.	2,202	79,646
NewMarket Corp.	253	26,049
Newmont Mining Corp.	1,241	66,791
Praxair, Inc.	826	64,098
Rio Tinto PLC (United Kingdom)	1,984	91,479
Rock-Tenn Co., Class A	695	35,765
Rockwood Holdings, Inc.*	1,261	32,710
Sensient Technologies Corp.	865	23,952
Shin-Etsu Chemical Co. Ltd. (Japan)	819	41,743
Sherwin-Williams (The) Co.	296	22,682
Silgan Holdings, Inc.	1,402	39,999

	Number of Shares	Value

MATERIALS (Continued)
Syngenta AG (Switzerland)	146	$32,405
Vulcan Materials Co.	321	16,204
Westlake Chemical Corp.	1,219	25,855
Weyerhaeuser Co.	542	23,078

		1,182,449

TELECOMMUNICATION SERVICES — 3.2%
AT&T, Inc.	16,285	395,726
Deutsche Telekom AG (Germany)	3,944	44,521
France Telecom SA (France)	2,768	53,197
Koninklijke (Royal) KPN NV (Netherlands)	2,395	31,409
NTT DoCoMo, Inc. (Japan)	22	33,022
Telefonica SA (Spain)	5,619	108,786
Verizon Communications, Inc.	7,821	215,234
Vodafone Group PLC (United Kingdom)	76,169	152,143

		1,034,038

UTILITIES — 2.9%
Consolidated Edison, Inc.	1,626	69,251
E.ON AG (Germany)	2,973	91,049
Enel S.p.A (Italy)	7,749	35,834
EQT Corp.	760	29,784
Exelon Corp.	3,785	146,100
FPL Group, Inc.*	2,392	119,433
GDF Suez (France)	1,703	53,730
Iberdrola SA (Spain)	5,519	37,159
New Jersey Resources Corp.	770	27,297
Nicor, Inc.	846	34,187
Piedmont Natural Gas Co., Inc.	1,402	35,625
RWE AG (Germany)	680	49,273
Southern Co.	4,467	146,071
Tokyo Electric Power (The) Co., Inc. (Japan)	1,698	42,086
WGL Holdings, Inc.	947	32,056

		948,935

Total Common Stocks (Cost $29,870,666)		27,293,043

RIGHTS — 0.0% (a)
MATERIALS — 0.0% (a)
Air Liquide SA, expiring 6/11/10 (France)* (Cost $0)	356	2,327

	Principal Amount	Value

CORPORATE BONDS — 9.9%
CONSUMER DISCRETIONARY — 0.9%
CBS Corp. 7.875%, 7/30/30	$17,000	18,699
Comcast Corp. 6.45%, 3/15/37	23,000	24,188
Home Depot (The), Inc. 5.40%, 3/01/16	27,000	29,413
News America, Inc. 6.20%, 12/15/34	27,000	27,811
Target Corp. 7.00%, 1/15/38	110,000	131,549

See Notes to Financial Statements.	31

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

May 31, 2010

	Principal Amount	Value

CONSUMER DISCRETIONARY (Continued)
Time Warner Cable, Inc. 6.55%, 5/01/37	$21,000	$21,963
Time Warner, Inc. 7.70%, 5/01/32	22,000	25,553
Viacom, Inc. 6.25%, 4/30/16	17,000	19,107

		298,283

CONSUMER STAPLES — 0.7%
Coca-Cola Enterprises, Inc. 8.50%, 2/01/22	27,000	35,653
Diageo Finance BV (Netherlands) 5.30%, 10/28/15	27,000	29,943
Kraft Foods 6.50%, 8/11/17	61,000	69,171
Procter & Gamble (The) Co. 5.55%, 3/05/37	20,000	21,472
Wal-Mart Stores, Inc. 4.55%, 5/01/13	6,000	6,480
6.50%, 8/15/37	45,000	52,403

		215,122

ENERGY — 0.6%
Anadarko Petroleum Corp. 5.95%, 9/15/16	29,000	30,931
Canadian Natural Resources Ltd. (Canada) 5.70%, 5/15/17	22,000	24,071
ConocoPhillips 5.90%, 10/15/32	42,000	45,018
Kinder Morgan Energy Partners LP 5.80%, 3/15/35	98,000	88,983
XTO Energy Inc. 6.75%, 8/01/37	18,000	21,454

		210,457

FINANCIALS — 3.3%
Allstate (The) Corp. 5.55%, 5/09/35	38,000	37,028
American Express Co. 4.875%, 7/15/13	223,000	237,717
Bear Stearns & Co., Inc. 7.25%, 2/01/18	34,000	38,818
Capital One Financial Corp. 6.15%, 9/01/16	48,000	50,278
Credit Suisse (USA), Inc. 7.125%, 7/15/32	63,000	75,138
Deutsche Bank AG London (Germany) 6.00%, 9/01/17	29,000	31,175
General Electric Capital Corp., Series A MTN 6.75%, 3/15/32	43,000	44,776
Goldman Sachs Group, LP 5.00%, 10/01/14	65,000	66,135
Goldman Sachs Group (The), Inc. 6.75%, 10/01/37	76,000	71,369
HSBC Finance Corp. 5.50%, 1/19/16	55,000	58,742

	Principal Amount	Value

FINANCIALS (Continued)
JPMorgan Chase Bank NA 5.875%, 6/13/16	$50,000	$52,465
Marsh & McLennan Cos., Inc. 5.75%, 9/15/15	20,000	21,262
Merrill Lynch & Co., Inc., Series C MTN 5.00%, 1/15/15	72,000	71,081
MetLife, Inc. 5.00%, 6/15/15	54,000	57,045
Travelers (The) Cos., Inc. 6.25%, 3/15/37 (b)	31,000	28,936
Unilever Capital Corp. 5.90%, 11/15/32	29,000	32,092
Wachovia Corp. 5.25%, 8/01/14	67,000	71,163
Wells Fargo & Co. 5.00%, 11/15/14	16,000	16,812

		1,062,032

HEALTH CARE — 1.0%
Abbott Laboratories 5.875%, 5/15/16	16,000	18,414
AmerisourceBergen Corp. 5.875%, 9/15/15	17,000	18,864
AstraZeneca PLC (United Kingdom) 6.45%, 9/15/37	47,000	53,287
Bristol-Myers Squibb Co. 5.875%, 11/15/36	30,000	32,505
Eli Lilly & Co. 5.55%, 3/15/37	34,000	34,993
WellPoint, Inc. 5.25%, 1/15/16	32,000	34,152
Wyeth 5.50%, 2/01/14	125,000	139,078

		331,293

INDUSTRIALS — 0.4%
Burlington Northern Santa Fe Corp. 6.15%, 5/01/37	14,000	14,972
CSX Corp. 6.00%, 10/01/36	24,000	24,957
General Electric Co. 5.25%, 12/06/17	90,000	96,492

		136,421

INFORMATION TECHNOLOGY — 0.2%
IBM Corp. 5.70%, 9/14/17	40,000	45,636
Oracle Corp. 5.25%, 1/15/16	29,000	32,406

		78,042

MATERIALS — 0.3%
CRH America, Inc. 6.00%, 9/30/16	14,000	15,264
Vale Overseas Ltd. (Cayman Islands) 6.875%, 11/21/36	52,000	51,959
Weyerhaeuser Co. 7.375%, 3/15/32	26,000	25,396

		92,619

See Notes to Financial Statements.	32

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

May 31, 2010

	Principal Amount	Value

TELECOMMUNICATION SERVICES — 1.4%
BellSouth Corp. 6.00%, 11/15/34	$48,000	$47,833
Cellco Partnership/Verizon Wireless Capital LLC 5.55%, 2/01/14	242,000	267,742
Embarq Corp. 7.082%, 6/01/16	12,000	12,932
Verizon Global Funding Corp. 7.75%, 12/01/30	90,000	108,470
Vodafone Group PLC (United Kingdom) 5.625%, 2/27/17	11,000	11,959

		448,936

UTILITIES — 1.1%
Constellation Energy Group 4.55%, 6/15/15	25,000	26,271
Dominion Resources, Inc., Series C 5.15%, 7/15/15	101,000	110,020
Exelon Generation Co. LLC 5.35%, 1/15/14	134,000	144,994
Pacific Gas & Electric Co. 6.05%, 3/01/34	32,000	33,457
6.25%, 3/01/39	45,000	48,494

		363,236

Total Corporate Bonds (Amortized Cost $3,086,462)		3,236,441

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 5.3%
FEDERAL HOME LOAN MORTGAGE CORP. — 0.2%
6.25%, 7/15/32	49,000	59,720

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 1.2%
5.00%, 4/15/15	205,000	231,134
5.00%, 5/11/17	138,000	154,730

		385,864

UNITED STATES TREASURY BONDS/NOTES — 3.9%
1.75%, 11/15/11	164,000	166,729
4.75%, 5/15/14	331,900	370,561
7.50%, 11/15/16	216,300	279,061
8.125%, 8/15/19	50,000	69,465
4.375%, 2/15/38	400,200	411,143

		1,296,959

Total United States Government & Agencies Obligations (Amortized Cost $1,676,552)		1,742,543

SOVEREIGN BONDS — 0.6%
Province of Quebec Canada (Canada) 7.50%, 9/15/29	27,000	35,703
Republic of Brazil (Brazil) 7.125%, 1/20/37	60,000	69,300

	Principal Amount	Value

SOVEREIGN BONDS (Continued)
Republic of Italy (Italy) 5.25%, 9/20/16	$25,000	$26,593
United Mexican States (Mexico) 5.625%, 1/15/17	50,000	53,875

Total Sovereign Bonds (Amortized Cost $178,965)		185,471

Total Investments — 99.1%
(Amortized Cost $34,812,645)		$32,459,825
Other assets less liabilities — 0.9%		279,897

Net Assets — 100.0%		$32,739,722

ADR – American Depositary Receipt.

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing security.

(a) Less than 0.1%.

(b) Variable Rate Coupon. Stated interest rate was in effect at May 31, 2010.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical securities
Level 2 —	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$27,293,043	$—	$—	$27,293,043
Rights	—	2,327	—	2,327
Corporate Bonds	—	3,236,441	—	3,236,441
United States Government & Agencies Obligations	—	1,742,543	—	1,742,543
Sovereign Bonds	—	185,471	—	185,471

Total Investments	$27,293,043	$5,166,782	$—	$32,459,825

See Notes to Financial Statements.	33

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)

May 31, 2010

COUNTRY BREAKDOWN AS OF MAY 31, 2010

(Unaudited)

	Value	% of Net Assets
United States	$25,241,972	77.1%
United Kingdom	1,865,654	5.7
Japan	881,379	2.7
Switzerland	768,311	2.4
Germany	731,362	2.2
France	725,427	2.2
Australia	437,182	1.3
Spain	313,039	1.0
Italy	242,267	0.7
Netherlands	203,264	0.6
Netherlands Antilles	176,536	0.6
Ireland	131,545	0.4
Sweden	112,603	0.3
Bermuda	77,558	0.2
Cayman Islands	75,178	0.2
Brazil	69,300	0.2
Denmark	61,601	0.2
Finland	60,715	0.2
Canada	59,773	0.2
Mexico	53,875	0.2
Belgium	42,945	0.1
Norway	40,376	0.1
Luxembourg	36,306	0.1
Hong Kong	18,778	0.1
Marshall Islands	18,436	0.1
Greece	14,443	0.0

Total Investments	32,459,825	99.1
Other assets less liabilities	279,897	0.9

Net Assets	$32,739,722	100%

See Notes to Financial Statements.	34

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND

May 31, 2010

	Number of Shares	Value

COMMON STOCKS — 94.9%
CONSUMER DISCRETIONARY — 9.8%
Amazon.com, Inc.*	1,214	$152,308
Ameristar Casinos, Inc.	1,142	20,579
AutoZone, Inc.*	210	40,085
Bally Technologies, Inc.*	1,023	43,478
Bob Evans Farms, Inc.	610	17,714
Brown Shoe Co., Inc.	3,493	58,263
Buckle (The), Inc.	961	34,164
California Pizza Kitchen, Inc.*	428	7,802
Carter’s, Inc.*	1,193	36,458
Cinemark Holdings, Inc.	2,307	36,889
Collective Brands, Inc.*	1,400	31,332
Columbia Sportswear Co.	653	33,421
Comcast Corp., Class A	8,494	153,656
Cooper Tire & Rubber Co.	934	17,662
Corinthian Colleges, Inc.*	1,993	26,686
Daimler AG (Germany)*	1,256	62,418
DIRECTV, Class A*	2,914	109,829
Dress Barn (The), Inc.*	1,238	33,909
Eastman Kodak Co.*	5,013	28,273
Ethan Allen Interiors, Inc.	2,248	45,410
Ford Motor Co.*	8,209	96,292
Fossil, Inc.*	1,372	51,450
Hennes & Mauritz AB, B Shares (Sweden)	746	42,076
Home Depot (The), Inc.	4,772	161,580
HONDA MOTOR Co. Ltd. (Japan)	2,754	84,128
Iconix Brand Group, Inc.*	1,370	22,263
J. Crew Group, Inc.*	1,262	57,598
Jack in the Box, Inc.*	1,134	25,447
Knology, Inc.*	3,197	38,236
Las Vegas Sands Corp.*	1,769	41,536
Life Time Fitness, Inc.*	768	28,500
LVMH Moet Hennessy Louis Vuitton SA (France)	393	41,639
Marcus (The) Corp.	2,181	23,882
McDonald’s Corp.	3,214	214,920
Men’s Wearhouse (The), Inc.	1,053	22,892
News Corp., Class A	5,181	68,389
Nissan Motor Co. Ltd. (Japan)*	3,605	26,243
Omnicom Group, Inc.	854	32,409
Panasonic Corp. (Japan)	3,076	39,575
Rent-A-Center, Inc.*	1,282	31,050
Sony Corp. (Japan)	1,677	52,335
Spartan Motors, Inc.	846	4,061
Talbots (The), Inc.*	6,185	93,022
Target Corp.	2,174	118,548
Time Warner, Inc.	3,260	101,027
Toyota Motor Corp. (Japan)	4,570	165,834
Tractor Supply Co.	675	45,738
Tupperware Brands Corp.	1,182	50,223
Vail Resorts, Inc.*	693	28,836
Vivendi (France)	1,958	42,834
Volcom, Inc.*	1,957	39,062
Volkswagen AG (Germany)	115	9,809
Walt Disney (The) Co.	5,011	167,468
Warnaco Group (The), Inc.*	886	37,735

		3,096,973

	Number of Shares	Value

CONSUMER STAPLES — 9.6%
Anheuser-Busch Inbev NV (Belgium)	967	$46,661
B&G Foods, Inc., Class A	3,172	33,623
Boston Beer (The) Co., Inc., Class A*	869	57,397
British American Tobacco PLC (United Kingdom)	2,692	79,498
Campbell Soup Co.	977	34,986
Carrefour SA (France)	967	40,317
Casey’s General Stores, Inc.	969	35,727
Coca-Cola (The) Co.	6,338	325,773
CVS Caremark Corp.	4,165	144,234
Diageo PLC (United Kingdom)	4,170	63,608
Fresh Del Monte Produce, Inc. (Cayman Islands)*	1,256	25,120
Imperial Tobacco Group PLC (United Kingdom)	1,491	38,804
Kraft Foods, Inc., Class A	3,870	110,682
Lancaster Colony Corp.	555	30,336
Molson Coors Brewing Co., Class B	491	20,151
Nestle SA (Switzerland)	5,567	252,510
Philip Morris International, Inc.	5,702	251,572
Prestige Brands Holdings, Inc.*	4,074	31,451
Procter & Gamble (The) Co.	7,807	476,930
Reckitt Benckiser Group PLC (United Kingdom)	881	41,335
Ruddick Corp.	994	32,822
Safeway, Inc.	1,210	26,789
Tesco PLC (United Kingdom)	11,554	68,759
Tootsie Roll Industries, Inc.	1,134	28,395
Unilever NV (Netherlands)	2,425	66,746
Unilever PLC (United Kingdom)	1,897	51,235
Wal-Mart Stores, Inc.	11,417	577,245
Weis Markets, Inc.	497	16,784

		3,009,490

ENERGY — 10.7%
Arena Resources, Inc.*	826	27,159
ATP Oil & Gas Corp.*	3,805	40,485
Berry Petroleum Co., Class A	921	28,312
BG Group PLC (United Kingdom)	5,974	91,644
Bill Barrett Corp.*	926	30,151
BP PLC (United Kingdom)	30,137	215,601
Cal Dive International, Inc.*	1,868	10,311
Chevron Corp.	5,935	438,418
ConocoPhillips	4,245	220,146
Dril-Quip, Inc.*	766	37,312
ENI S.p.A (Italy)	4,081	77,249
Exxon Mobil Corp.	14,420	871,832
General Maritime Corp. (Marshall Islands)	2,890	19,970
Goodrich Petroleum Corp.*	770	9,425
ION Geophysical Corp.*	11,024	59,860
Matrix Service Co.*	2,424	23,852
Murphy Oil Corp.	529	28,238
Nordic American Tanker Shipping Ltd. (Bermuda)	854	24,254
Occidental Petroleum Corp.	2,316	191,093
Peabody Energy Corp.	706	27,506
Repsol YPF SA (Spain)	1,167	24,177

See Notes to Financial Statements.	35

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

May 31, 2010

	Number of Shares	Value

ENERGY (Continued)
Royal Dutch Shell PLC, Class A (United Kingdom)	6,076	$160,150
Royal Dutch Shell PLC, Class B (United Kingdom)	4,742	120,087
RPC, Inc.	1,892	21,361
Schlumberger Ltd. (Netherlands Antilles)	3,402	191,022
Southwestern Energy Co.*	2,104	79,131
StatoilHydro ASA (Norway)	2,432	48,999
Total SA (France)	3,657	171,975
Woodside Petroleum Ltd. (Australia)	795	29,289
World Fuel Services Corp.	1,252	32,590

		3,351,599

FINANCIALS — 17.2%
Aflac, Inc.	2,956	130,951
Alexander’s, Inc. REIT	103	33,410
Allianz SE (Germany)	706	70,981
American Campus Communities, Inc. REIT	998	26,716
Annaly Capital Management, Inc. REIT	3,203	54,323
Assicurazioni Generali S.p.A (Italy)	1,811	33,231
Australia & New Zealand Banking Group Ltd. (Australia)	2,832	54,063
AXA (France)	2,701	45,015
Banco Bilbao Vizcaya Argentaria SA (Spain)	4,790	50,946
Banco Santander SA (Spain)	10,795	111,820
Bank of America Corp.	22,963	361,437
Bank of New York Mellon (The) Corp.	7,518	204,490
Barclays PLC (United Kingdom)	11,765	51,899
BB&T Corp.	4,012	121,323
BNP Paribas (France)	1,368	79,236
Boston Private Financial Holdings, Inc.	5,010	36,673
Capital One Financial Corp.	2,344	96,807
Charles Schwab (The) Corp.	7,301	119,298
Commonwealth Bank of Australia (Australia)	1,955	86,376
Credit Suisse Group AG (Switzerland)	1,595	62,218
Delphi Financial Group, Inc., Class A	993	25,788
Deutsche Bank AG (Germany)	801	47,881
Dime Community Bancshares, Inc.	2,590	33,048
Encore Capital Group, Inc.*	2,013	42,072
Equity Lifestyle Properties, Inc. REIT	502	26,004
Equity One, Inc. REIT	1,651	28,348
First Financial Bankshares, Inc.	418	20,975
FirstMerit Corp.	1,592	29,675
Franklin Resources, Inc.	1,476	144,781
GAMCO Investors, Inc., Class A	697	27,622
Goldman Sachs Group (The), Inc.	1,375	198,358
Highwoods Properties, Inc. REIT	1,435	42,275
HSBC Holdings PLC (United Kingdom)	27,369	248,429
Intesa Sanpaolo S.p.A (Italy)	12,684	33,590
JPMorgan Chase & Co.	10,626	420,576
Kansas City Life Insurance Co.	927	28,070
KBW, Inc.*	754	18,918
Knight Capital Group, Inc., Class A*	1,946	28,431
MarketAxess Holdings, Inc.	2,385	35,203
MFA Financial, Inc. REIT	4,536	33,249
Mid-America Apartment Communities, Inc. REIT	566	30,921

	Number of Shares	Value

FINANCIALS (Continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)	20,097	$98,120
Montpelier Re Holdings Ltd. (Bermuda)	1,632	25,476
Moody’s Corp.	1,325	27,163
Morgan Stanley	3,920	106,271
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	327	41,675
National Australia Bank Ltd. (Australia)	2,657	55,813
National Bank of Greece SA ADR (Greece)*	7,051	17,275
National Financial Partners Corp.*	3,696	51,522
National Retail Properties, Inc. REIT	1,608	35,344
NewAlliance Bancshares, Inc.	2,115	24,894
Nordea Bank AB (Sweden)	4,669	38,415
Northern Trust Corp.	1,433	72,811
Omega Healthcare Investors, Inc. REIT	1,637	32,511
optionsXpress Holdings, Inc.*	1,188	19,067
Platinum Underwriters Holdings Ltd. (Bermuda)	945	34,785
Potlatch Corp. REIT	770	26,827
ProAssurance Corp.*	654	38,494
Progressive (The) Corp.	4,350	85,217
Prosperity Bancshares, Inc.	919	33,121
Renasant Corp.	465	6,673
Riskmetrics Group, Inc.*	1,238	26,778
SCBT Financial Corp.	1,057	37,830
Simon Property Group, Inc. REIT	1,609	136,813
Societe Generale (France)	859	37,657
Standard Chartered PLC (United Kingdom)	3,287	77,799
Stifel Financial Corp.*	537	27,210
Sumitomo Mitsui Financial Group, Inc. (Japan)	953	28,588
Tanger Factory Outlet Centers, Inc. REIT	640	26,637
Teton Advisors, Inc., Class A	4	40
Tower Group, Inc.	795	17,418
UBS AG (Switzerland)*	5,695	75,920
UMB Financial Corp.	849	33,069
UniCredito Italiano S.p.A (Italy)	24,811	52,410
Washington Real Estate Investment Trust REIT	1,125	33,053
Wells Fargo & Co.	13,173	377,932
Westamerica Bancorp.	618	34,404
Westpac Banking Corp. (Australia)	3,986	79,067
Westwood Holdings Group, Inc.	622	23,107
Zurich Financial Services AG (Switzerland)	231	47,240

		5,419,873

HEALTH CARE — 8.9%
Abbott Laboratories	4,675	222,343
Amedisys, Inc.*	530	26,352
AMERIGROUP Corp.*	1,042	37,429
AmSurg Corp.*	622	12,316
AstraZeneca PLC (United Kingdom)	2,053	86,126
Bayer AG (Germany)	1,284	72,194
Boston Scientific Corp.*	4,156	25,144
Bruker Corp.*	3,649	46,470
Catalyst Health Solutions, Inc.*	939	35,954
Centene Corp.*	918	20,949
Emergency Medical Services Corp., Class A*	888	47,570
eResearch Technology, Inc.*	4,387	34,833
Forest Laboratories, Inc.*	853	22,076

See Notes to Financial Statements.	36

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

May 31, 2010

	Number of Shares	Value

HEALTH CARE (Continued)
Genzyme Corp.*	765	$37,217
GlaxoSmithKline PLC (United Kingdom)	7,772	130,014
Haemonetics Corp.*	524	28,265
Inspire Pharmaceuticals, Inc.*	1,186	6,742
Isis Pharmaceuticals, Inc.*	2,092	19,246
Johnson & Johnson	7,708	449,376
Magellan Health Services, Inc.*	729	29,663
Martek Biosciences Corp.*	640	11,898
Medicis Pharmaceutical Corp., Class A	1,254	29,080
Novartis AG (Switzerland)	3,529	160,374
Novo Nordisk A/S, B Shares (Denmark)	667	51,682
NuVasive, Inc.*	811	31,848
Onyx Pharmaceuticals, Inc.*	1,177	26,235
Owens & Minor, Inc.	1,269	37,905
Pfizer, Inc.	19,449	296,208
Pharmasset, Inc.*	459	13,522
Psychiatric Solutions, Inc.*	1,089	35,262
Quality Systems, Inc.	620	36,605
Regeneron Pharmaceuticals, Inc.*	1,686	48,169
Roche Holding AG (Switzerland)	1,115	153,458
Sanofi-Aventis SA (France)	1,688	102,028
SIGA Technologies, Inc.*	3,417	23,748
Sirona Dental Systems, Inc.*	1,047	37,043
STERIS Corp.	1,168	37,177
Takeda Pharmaceutical Co. Ltd. (Japan)	1,391	57,359
Thoratec Corp.*	1,209	53,039
UnitedHealth Group, Inc.	3,404	98,954
Vanda Pharmaceuticals, Inc.*	549	4,013
WellCare Health Plans, Inc.*	872	23,771
Zimmer Holdings, Inc.*	611	34,173
ZymoGenetics, Inc.*	1,359	6,319

		2,800,149

INDUSTRIALS — 10.3%
A.O. Smith Corp.	557	25,967
ABB Ltd. (Switzerland)*	3,511	60,274
BAE Systems PLC (United Kingdom)	5,457	25,461
Baldor Electric Co.	925	33,235
C.H. Robinson Worldwide, Inc.	1,065	61,887
Caterpillar, Inc.	1,693	102,867
CLARCOR, Inc.	1,009	36,586
CRA International, Inc.*	984	21,864
Curtiss-Wright Corp.	901	29,841
Dollar Thrifty Automotive Group, Inc.*	1,770	82,659
East Japan Railway Co. (Japan)	620	39,543
Eaton Corp.	467	32,667
EMCOR Group, Inc.*	1,368	34,159
Emerson Electric Co.	2,064	95,852
Fanuc Ltd. (Japan)	300	31,834
First Solar, Inc.*	307	34,495
General Dynamics Corp.	1,105	75,030
General Electric Co.	29,314	479,283
Geo Group (The), Inc.*	1,030	21,733
GrafTech International Ltd.*	2,357	39,150
Granite Construction, Inc.	795	23,572
Griffon Corp.*	1,222	14,835
Hawaiian Holdings, Inc.*	4,225	30,082

	Number of Shares	Value

INDUSTRIALS (Continued)
Heartland Express, Inc.	1,865	$28,991
Heico Corp.	636	25,370
Heidrick & Struggles International, Inc.	1,480	34,262
Hutchison Whampoa Ltd. (Hong Kong)	3,998	25,058
JetBlue Airways Corp.*	5,685	35,247
Kforce, Inc.*	739	9,991
Knight Transportation, Inc.	1,726	34,313
Koninklijke Philips Electronics NV (Netherlands)	1,589	47,841
L.B. Foster Co., Class A*	783	21,979
Lockheed Martin Corp.	1,108	88,551
Mitsubishi Corp. (Japan)	2,241	51,108
Mitsui & Co. Ltd. (Japan)	3,151	45,772
PACCAR, Inc.	1,051	43,091
Regal-Beloit Corp.	630	37,983
Republic Services, Inc.	1,003	29,207
Rollins, Inc.	2,028	43,115
Schneider Electric SA (France)	403	40,503
Seaboard Corp.	24	34,224
Siemens AG (Germany)	1,376	124,631
Tetra Tech, Inc.*	1,214	27,515
Towers Watson & Co., Class A	873	40,158
Union Pacific Corp.	2,985	213,219
United Parcel Service, Inc., Class B	6,073	381,141
United Technologies Corp.	2,684	180,848
Vestas Wind Systems A/S (Denmark)*	316	15,231
Vicor Corp.*	3,593	43,835
Vinci SA (France)	662	30,033
Waste Management, Inc.	1,407	45,742
Watsco, Inc.	641	37,531

		3,249,366

INFORMATION TECHNOLOGY — 17.3%
Accenture PLC, Class A (Ireland)	3,814	143,101
Anixter International, Inc.*	720	34,200
Apple, Inc.*	2,536	652,157
Arris Group, Inc.*	2,508	27,513
Benchmark Electronics, Inc.*	1,258	23,248
CACI International, Inc., Class A*	591	27,328
CANON, Inc. (Japan)	1,693	69,626
Cass Information Systems, Inc.	712	22,585
Cisco Systems, Inc.*	15,642	362,269
Computer Sciences Corp.*	416	20,796
Concur Technologies, Inc.*	971	41,073
Corning, Inc.	4,327	75,420
Daktronics, Inc.	3,444	28,998
Digital River, Inc.*	738	20,325
Ebix, Inc.*	563	8,603
Electro Scientific Industries, Inc.*	2,098	26,959
EMC Corp.*	5,496	102,336
EMS Technologies, Inc.*	300	4,662
Entegris, Inc.*	8,590	46,386
Exar Corp.*	3,522	24,654
Fair Isaac Corp.	1,071	24,847
Gartner, Inc.*	1,840	45,540
Google, Inc., Class A*	867	420,651
Hewlett-Packard Co.	6,731	309,693

See Notes to Financial Statements.	37

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

May 31, 2010

	Number of Shares	Value

INFORMATION TECHNOLOGY (Continued)
Informatica Corp.*	1,707	$44,041
International Business Machines Corp.	3,594	450,184
IXYS Corp.*	2,783	25,938
Jack Henry & Associates, Inc.	1,685	40,507
ManTech International Corp., Class A*	734	33,933
MasterCard, Inc., Class A	772	155,766
Microsemi Corp.*	1,525	23,607
Microsoft Corp.	25,147	648,793
ModusLink Global Solutions, Inc.*	3,600	27,504
Nintendo Co. Ltd. (Japan)	154	45,316
Nokia Oyj (Finland)	6,472	66,242
Oracle Corp.	14,224	321,036
Palm, Inc.*	3,105	17,699
Parametric Technology Corp.*	2,296	37,838
Paychex, Inc.	1,011	28,854
Polycom, Inc.*	1,580	47,447
Quest Software, Inc.*	1,843	35,671
Rackspace Hosting, Inc.*	2,464	43,366
Riverbed Technology, Inc.*	1,358	36,299
Rogers Corp.*	282	8,054
SAP AG (Germany)	1,364	58,349
Skyworks Solutions, Inc.*	3,126	49,797
Smith Micro Software, Inc.*	613	6,038
Solera Holdings, Inc.	1,350	46,818
SRA International, Inc., Class A*	1,065	22,972
Telefonaktiebolaget LM Ericsson, B Shares (Sweden)	4,249	42,921
TIBCO Software, Inc.*	3,310	37,767
Visa, Inc., Class A	5,379	389,762
VistaPrint NV (Netherlands)*	843	39,360
Yahoo!, Inc.*	3,863	59,258

		5,454,107

MATERIALS — 4.2%
Air Liquide SA (France)	385	37,753
AMCOL International Corp.	622	16,769
American Vanguard Corp.	2,606	20,770
Anglo American PLC (United Kingdom)*	2,214	85,182
ArcelorMittal (Luxembourg)	1,290	39,324
BASF AG (Germany)	1,337	70,648
BHP Billiton Ltd. (Australia)	5,333	176,175
BHP Billiton PLC (United Kingdom)	3,675	101,647
Dow Chemical (The) Co.	3,116	83,852
E.I. du Pont de Nemours & Co.	2,391	86,481
NewMarket Corp.	275	28,314
Newmont Mining Corp.	1,449	77,985
Praxair, Inc.	945	73,332
Rio Tinto PLC (United Kingdom)	2,172	100,147
Rock-Tenn Co., Class A	757	38,955
Rockwood Holdings, Inc.*	1,365	35,408
Sensient Technologies Corp.	940	26,029
Sherwin-Williams (The) Co.	359	27,510
Shin-Etsu Chemical Co. Ltd. (Japan)	700	35,677
Silgan Holdings, Inc.	1,530	43,651
Syngenta AG (Switzerland)	159	35,291
Vulcan Materials Co.	349	17,618

	Number of Shares	Value

MATERIALS (Continued)
Westlake Chemical Corp.	1,328	$28,167
Weyerhaeuser Co.	587	24,994

		1,311,679

TELECOMMUNICATION SERVICES — 3.6%
AT&T, Inc.	17,903	435,043
Deutsche Telekom AG (Germany)	4,285	48,370
France Telecom SA (France)	3,008	57,810
Koninklijke (Royal) KPN NV (Netherlands)	2,611	34,242
NTT DoCoMo, Inc. (Japan)	25	37,525
Telefonica SA (Spain)	6,627	128,302
Verizon Communications, Inc.	8,681	238,901
Vodafone Group PLC (United Kingdom)	82,833	165,454

		1,145,647

UTILITIES — 3.3%
Consolidated Edison, Inc.	1,756	74,788
E.ON AG (Germany)	3,289	100,727
Enel S.p.A (Italy)	8,393	38,812
EQT Corp.	819	32,097
Exelon Corp.	4,103	158,376
FPL Group, Inc.*	2,591	129,369
GDF Suez (France)	1,844	58,178
Iberdrola SA (Spain)	5,992	40,344
New Jersey Resources Corp.	844	29,920
Nicor, Inc.	918	37,096
Piedmont Natural Gas Co., Inc.	1,527	38,801
RWE AG (Germany)	737	53,403
Southern Co.	4,932	161,275
Tokyo Electric Power (The) Co., Inc. (Japan)	1,900	47,093
WGL Holdings, Inc.	1,029	34,832

		1,035,111

Total Common Stocks (Cost $33,224,967)		29,873,994

RIGHTS — 0.0% (a)
MATERIALS — 0.0% (a)
Air Liquide SA, expiring 6/11/10 (France)* (Cost $0)	385	2,517

	Principal Amount	Value

CORPORATE BONDS — 2.8%
CONSUMER DISCRETIONARY — 0.3%
CBS Corp. 7.875%, 7/30/30	$5,000	5,500
Comcast Corp. 6.45%, 3/15/37	8,000	8,413
Home Depot (The), Inc. 5.40%, 3/01/16	17,000	18,519
News America, Inc. 6.20%, 12/15/34	13,000	13,391
Target Corp. 7.00%, 1/15/38	16,000	19,135
Time Warner Cable, Inc. 6.55%, 5/01/37	6,000	6,275

See Notes to Financial Statements.	38

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

May 31, 2010

	Principal Amount	Value

CONSUMER DISCRETIONARY (Continued)
Time Warner, Inc. 7.70%, 5/01/32	$5,000	$5,807
Viacom, Inc. 6.25%, 4/30/16	6,000	6,744

		83,784

CONSUMER STAPLES — 0.2%
CVS Caremark Corp. 6.302%, 6/01/37 (b)	18,000	16,297
Diageo Finance BV (Netherlands) 5.30%, 10/28/15	9,000	9,981
Kraft Foods 6.50%, 8/11/17	18,000	20,411
Pepsi Bottling Group, Inc., Series B 7.00%, 3/01/29	4,000	4,913
Procter & Gamble (The) Co. 5.55%, 3/05/37	10,000	10,736
Wal-Mart Stores, Inc. 6.50%, 8/15/37	8,000	9,316

		71,654

ENERGY — 0.2%
Anadarko Petroleum Corp. 5.95%, 9/15/16	20,000	21,331
Canadian Natural Resources Ltd. (Canada) 5.70%, 5/15/17	2,000	2,188
ConocoPhillips 5.90%, 10/15/32	14,000	15,006
Enterprise Products Operating LP, Series B 5.60%, 10/15/14	2,000	2,167
Kinder Morgan Energy Partners LP 5.80%, 3/15/35	13,000	11,804

		52,496

FINANCIALS — 1.1%
Allstate (The) Corp. 5.55%, 5/09/35	5,000	4,872
American Express Co. 4.875%, 7/15/13	49,000	52,234
Capital One Financial Corp. 6.15%, 9/01/16	8,000	8,380
Credit Suisse (USA), Inc. 7.125%, 7/15/32	28,000	33,395
General Electric Capital Corp., Series A MTN 6.75%, 3/15/32	7,000	7,289
Goldman Sachs Group, LP 5.00%, 10/01/14	29,000	29,507
Goldman Sachs Group (The), Inc. 6.75%, 10/01/37	69,000	64,795
HSBC Finance Corp. 5.50%, 1/19/16	20,000	21,361
JPMorgan Chase Bank NA 5.875%, 6/13/16	25,000	26,233
Landwirtschaftliche Rentenbank, Series G MTN (Germany) 5.00%, 11/08/16	9,000	9,968

	Principal Amount	Value

FINANCIALS (Continued)
Merrill Lynch & Co., Inc. 6.875%, 4/25/18	$4,000	$4,126
Merrill Lynch & Co., Inc., Series C MTN 5.00%, 1/15/15	18,000	17,770
MetLife, Inc. 5.00%, 6/15/15	18,000	19,015
Travelers (The) Cos., Inc. 6.25%, 3/15/37 (b)	10,000	9,334
Unilever Capital Corp. 5.90%, 11/15/32	8,000	8,853
Wachovia Corp. 5.25%, 8/01/14	13,000	13,808
Wells Fargo & Co. 5.00%, 11/15/14	2,000	2,101

		333,041

HEALTH CARE — 0.2%
Abbott Laboratories 5.875%, 5/15/16	22,000	25,320
AmerisourceBergen Corp. 5.875%, 9/15/15	9,000	9,987
Eli Lilly & Co. 5.55%, 3/15/37	8,000	8,234
WellPoint, Inc. 5.25%, 1/15/16	2,000	2,134
Wyeth 5.50%, 2/01/14	20,000	22,252

		67,927

INDUSTRIALS — 0.1%
CSX Corp. 6.00%, 10/01/36	10,000	10,399
General Electric Co. 5.25%, 12/06/17	27,000	28,947

		39,346

INFORMATION TECHNOLOGY — 0.1%
IBM Corp. 5.70%, 9/14/17	10,000	11,409
Oracle Corp. 5.25%, 1/15/16	9,000	10,057

		21,466

MATERIALS — 0.1%
CRH America, Inc. 6.00%, 9/30/16	6,000	6,541
Vale Overseas Ltd. (Cayman Islands) 6.875%, 11/21/36	9,000	8,993
Weyerhaeuser Co. 7.375%, 3/15/32	6,000	5,861

		21,395

TELECOMMUNICATION SERVICES — 0.3%
BellSouth Corp. 6.00%, 11/15/34	13,000	12,955
Cellco Partnership/Verizon Wireless Capital LLC 5.55%, 2/01/14	40,000	44,255

See Notes to Financial Statements.	39

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

May 31, 2010

	Principal Amount	Value

TELECOMMUNICATION SERVICES (Continued)
Embarq Corp. 7.082%, 6/01/16	$6,000	$6,466
Verizon Global Funding Corp. 7.75%, 12/01/30	27,000	32,541
Vodafone Group PLC (United Kingdom) 5.625%, 2/27/17	4,000	4,349

		100,566

UTILITIES — 0.2%
Constellation Energy Group 4.55%, 6/15/15	2,000	2,102
Dominion Resources, Inc., Series C 5.15%, 7/15/15	17,000	18,518
Exelon Generation Co. LLC 5.35%, 1/15/14	9,000	9,738
Pacific Gas & Electric Co. 6.05%, 3/01/34	19,000	19,865
6.25%, 3/01/39	20,000	21,553

		71,776

Total Corporate Bonds (Amortized Cost $834,388)		863,451

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 1.6%
FEDERAL HOME LOAN MORTGAGE CORP. — 0.0% (a)
6.25%, 7/15/32	4,000	4,875

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 0.1%
5.00%, 4/15/15	43,000	48,482

UNITED STATES TREASURY BONDS/NOTES — 1.5%
4.75%, 5/15/14	13,300	14,849
3.25%, 7/31/16	74,000	76,896
8.125%, 8/15/19	90,400	125,592
7.625%, 2/15/25	70,600	100,484
6.25%, 5/15/30	28,600	37,234
5.00%, 5/15/37	49,100	55,736
4.375%, 2/15/38	46,000	47,258

		458,049

Total United States Government & Agencies Obligations (Amortized Cost $497,227)		511,406

SOVEREIGN BONDS — 0.1%
Province of Quebec Canada (Canada) 7.50%, 9/15/29	7,000	9,256
Republic of Brazil (Brazil) 7.125%, 1/20/37	15,000	17,325
United Mexican States (Mexico) 5.625%, 1/15/17	10,000	10,775

Total Sovereign Bonds (Amortized Cost $36,684)		37,356

Value

Total Investments — 99.4%
(Amortized Cost $34,593,266)	$31,288,724
Other assets less liabilities — 0.6%	188,021

Net Assets — 100.0%	$31,476,745

ADR – American Depositary Receipt.

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing security.

(a) Less than 0.1%.

(b) Variable Rate Coupon. Stated interest rate was in effect at May 31, 2010.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical securities
Level 2 —	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$29,873,994	$—	$—	$29,873,994
Rights	—	2,517	—	2,517
Corporate Bonds	—	863,451	—	863,451
United States Government & Agencies Obligations	—	511,406	—	511,406
Sovereign Bonds	—	37,356	—	37,356

Total Investments	$29,873,994	$1,414,730	$—	$31,288,724

See Notes to Financial Statements.	40

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)

May 31, 2010

COUNTRY BREAKDOWN AS OF MAY 31, 2010

(Unaudited)

	Value	% of Net Assets
United States	$23,704,008	75.3%
United Kingdom	2,007,228	6.4
Japan	955,677	3.0
Switzerland	847,284	2.7
France	787,494	2.5
Germany	771,053	2.5
Australia	480,783	1.5
Spain	355,588	1.1
Italy	235,291	0.7
Netherlands	198,169	0.6
Netherlands Antilles	191,022	0.6
Ireland	143,101	0.4
Sweden	123,413	0.4
Bermuda	84,514	0.3
Denmark	66,913	0.2
Finland	66,242	0.2
Norway	48,999	0.2
Belgium	46,661	0.2
Luxembourg	39,324	0.1
Cayman Islands	34,113	0.1
Hong Kong	25,058	0.1
Marshall Islands	19,970	0.1
Brazil	17,325	0.1
Greece	17,275	0.1
Canada	11,444	0.0
Mexico	10,775	0.0

Total Investments	31,288,724	99.4
Other assets less liabilities	188,021	0.6

Net Assets	$31,476,745	100%

See Notes to Financial Statements.	41

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND

May 31, 2010

	Number of Shares	Value

COMMON STOCKS — 20.3%
CONSUMER DISCRETIONARY — 2.1%
Amazon.com, Inc.*	160	$20,074
AutoZone, Inc.*	26	4,963
Bally Technologies, Inc.*	172	7,310
Brown Shoe Co., Inc.	573	9,558
Buckle (The), Inc.	164	5,830
Carter’s, Inc.*	203	6,204
Cinemark Holdings, Inc.	375	5,996
Collective Brands, Inc.*	160	3,581
Columbia Sportswear Co.	80	4,094
Comcast Corp., Class A	1,162	21,021
Corinthian Colleges, Inc.*	341	4,566
Daimler AG (Germany)*	174	8,648
DIRECTV, Class A*	385	14,511
Dress Barn (The), Inc.*	140	3,835
Eastman Kodak Co.*	719	4,055
Ethan Allen Interiors, Inc.	279	5,636
Ford Motor Co.*	1,097	12,868
Fossil, Inc.*	182	6,825
Hennes & Mauritz AB, B Shares (Sweden)	103	5,809
Home Depot (The), Inc.	680	23,025
HONDA MOTOR Co. Ltd. (Japan)	345	10,539
J. Crew Group, Inc.*	169	7,713
Jack in the Box, Inc.*	201	4,510
Knology, Inc.*	522	6,243
Las Vegas Sands Corp.*	240	5,635
Life Time Fitness, Inc.*	120	4,453
LVMH Moet Hennessy Louis Vuitton SA (France)	61	6,463
Marcus (The) Corp.	374	4,095
McDonald’s Corp.	429	28,688
News Corp., Class A	784	10,349
Nissan Motor Co. Ltd. (Japan)*	799	5,816
Omnicom Group, Inc.	134	5,085
Panasonic Corp. (Japan)	480	6,176
Rent-A-Center, Inc.*	229	5,546
Sony Corp. (Japan)	226	7,053
Talbots (The), Inc.*	806	12,122
Target Corp.	320	17,450
Time Warner, Inc.	469	14,534
Toyota Motor Corp. (Japan)	640	23,224
Tractor Supply Co.	110	7,454
Tupperware Brands Corp.	154	6,543
Vail Resorts, Inc.*	80	3,329
Vivendi (France)	268	5,863
Volcom, Inc.*	349	6,966
Volkswagen AG (Germany)	15	1,279
Walt Disney (The) Co.	694	23,193
Warnaco Group (The), Inc.*	111	4,727

		423,457

CONSUMER STAPLES — 2.0%
Anheuser-Busch Inbev NV (Belgium)	149	7,190
B&G Foods, Inc., Class A	528	5,597
Boston Beer (The) Co., Inc., Class A*	141	9,313
British American Tobacco PLC (United Kingdom)	373	11,014

	Number of Shares	Value

CONSUMER STAPLES (Continued)
Campbell Soup Co.	162	$5,801
Carrefour SA (France)	136	5,670
Casey’s General Stores, Inc.	158	5,825
Coca-Cola (The) Co.	829	42,611
CVS Caremark Corp.	577	19,982
Diageo PLC (United Kingdom)	504	7,688
Fresh Del Monte Produce, Inc. (Cayman Islands)*	160	3,200
Imperial Tobacco Group PLC (United Kingdom)	220	5,726
Kraft Foods, Inc., Class A	542	15,501
Lancaster Colony Corp.	86	4,701
Nestle SA (Switzerland)	707	32,068
Philip Morris International, Inc.	751	33,134
Prestige Brands Holdings, Inc.*	691	5,335
Procter & Gamble (The) Co.	1,027	62,739
Reckitt Benckiser Group PLC (United Kingdom)	100	4,692
Ruddick Corp.	171	5,646
Safeway, Inc.	207	4,583
Tesco PLC (United Kingdom)	1,663	9,897
Tootsie Roll Industries, Inc.	190	4,758
Unilever NV (Netherlands)	329	9,055
Unilever PLC (United Kingdom)	263	7,103
Wal-Mart Stores, Inc.	1,534	77,560

		406,389

ENERGY — 2.2%
Arena Resources, Inc.*	108	3,551
ATP Oil & Gas Corp.*	512	5,448
Berry Petroleum Co., Class A	100	3,074
BG Group PLC (United Kingdom)	747	11,459
Bill Barrett Corp.*	163	5,307
BP PLC (United Kingdom)	3,934	28,145
Chevron Corp.	795	58,727
ConocoPhillips	568	29,456
Dril-Quip, Inc.*	100	4,871
ENI S.p.A (Italy)	552	10,449
Exxon Mobil Corp.	1,943	117,475
General Maritime Corp. (Marshall Islands)	512	3,538
ION Geophysical Corp.*	1,510	8,199
Matrix Service Co.*	415	4,084
Murphy Oil Corp.	97	5,178
Nordic American Tanker Shipping Ltd. (Bermuda)	148	4,203
Occidental Petroleum Corp.	324	26,733
Peabody Energy Corp.	91	3,545
Repsol YPF SA (Spain)	169	3,501
Royal Dutch Shell PLC, Class A (United Kingdom)	794	20,928
Royal Dutch Shell PLC, Class B (United Kingdom)	612	15,498
Schlumberger Ltd. (Netherlands Antilles)	444	24,931
Southwestern Energy Co.*	279	10,493
StatoilHydro ASA (Norway)	326	6,568
Total SA (France)	467	21,961

See Notes to Financial Statements.	42

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

May 31, 2010

	Number of Shares	Value

ENERGY (Continued)
Woodside Petroleum Ltd. (Australia)	118	$4,347
World Fuel Services Corp.	211	5,492

		447,161

FINANCIALS — 3.7%
Aflac, Inc.	408	18,074
Alexander’s, Inc. REIT	18	5,839
Allianz SE (Germany)	98	9,852
American Campus Communities, Inc. REIT	186	4,979
Annaly Capital Management, Inc. REIT	512	8,684
Assicurazioni Generali S.p.A (Italy)	246	4,514
Australia & New Zealand Banking Group Ltd. (Australia)	381	7,273
AXA (France)	321	5,350
Banco Bilbao Vizcaya Argentaria SA (Spain)	657	6,988
Banco Santander SA (Spain)	1,409	14,595
Bank of America Corp.	3,022	47,566
Bank of New York Mellon (The) Corp.	1,018	27,690
Barclays PLC (United Kingdom)	1,633	7,204
BB&T Corp.	543	16,420
BNP Paribas (France)	171	9,904
Boston Private Financial Holdings, Inc.	745	5,453
Capital One Financial Corp.	345	14,249
Charles Schwab (The) Corp.	968	15,817
Commonwealth Bank of Australia (Australia)	266	11,753
Credit Suisse Group AG (Switzerland)	186	7,256
Delphi Financial Group, Inc., Class A	160	4,155
Deutsche Bank AG (Germany)	114	6,815
Dime Community Bancshares, Inc.	422	5,385
Encore Capital Group, Inc.*	302	6,312
Equity Lifestyle Properties, Inc. REIT	100	5,180
Equity One, Inc. REIT	307	5,271
FirstMerit Corp.	234	4,362
Franklin Resources, Inc.	201	19,716
GAMCO Investors, Inc., Class A	94	3,725
Goldman Sachs Group (The), Inc.	185	26,688
Highwoods Properties, Inc. REIT	193	5,686
HSBC Holdings PLC (United Kingdom)	3,628	32,931
Intesa Sanpaolo S.p.A (Italy)	1,802	4,772
JPMorgan Chase & Co.	1,409	55,768
Kansas City Life Insurance Co.	153	4,633
Knight Capital Group, Inc., Class A*	283	4,135
MarketAxess Holdings, Inc.	374	5,520
MFA Financial, Inc. REIT	775	5,681
Mid-America Apartment Communities, Inc. REIT	80	4,370
Mitsubishi UFJ Financial Group, Inc. (Japan)	2,584	12,616
Montpelier Re Holdings Ltd. (Bermuda)	269	4,199
Moody’s Corp.	202	4,141
Morgan Stanley	531	14,395
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	44	5,608
National Australia Bank Ltd. (Australia)	365	7,667
National Bank of Greece SA ADR (Greece)*	967	2,369
National Financial Partners Corp.*	592	8,252
National Retail Properties, Inc. REIT	281	6,176
NewAlliance Bancshares, Inc.	319	3,755

	Number of Shares	Value

FINANCIALS (Continued)
Nordea Bank AB (Sweden)	629	$5,175
Northern Trust Corp.	193	9,806
Omega Healthcare Investors, Inc. REIT	293	5,819
Platinum Underwriters Holdings Ltd. (Bermuda)	150	5,522
Potlatch Corp. REIT	120	4,181
ProAssurance Corp.*	102	6,004
Progressive (The) Corp.	628	12,303
Prosperity Bancshares, Inc.	135	4,865
Riskmetrics Group, Inc.*	200	4,326
SCBT Financial Corp.	168	6,013
Simon Property Group, Inc. REIT	209	17,771
Societe Generale (France)	100	4,384
Standard Chartered PLC (United Kingdom)	402	9,515
Stifel Financial Corp.*	83	4,206
Sumitomo Mitsui Financial Group, Inc. (Japan)	176	5,280
Tanger Factory Outlet Centers, Inc. REIT	40	1,665
UBS AG (Switzerland)*	697	9,291
UMB Financial Corp.	114	4,440
UniCredito Italiano S.p.A (Italy)	3,001	6,339
Washington Real Estate Investment Trust REIT	205	6,023
Wells Fargo & Co.	1,734	49,748
Westamerica Bancorp.	87	4,843
Westpac Banking Corp. (Australia)	526	10,434
Westwood Holdings Group, Inc.	101	3,752
Zurich Financial Services AG (Switzerland)	31	6,340

		737,788

HEALTH CARE — 1.9%
Abbott Laboratories	628	29,868
Amedisys, Inc.*	80	3,978
AMERIGROUP Corp.*	181	6,502
AstraZeneca PLC (United Kingdom)	276	11,579
Bayer AG (Germany)	180	10,121
Boston Scientific Corp.*	699	4,229
Bruker Corp.*	593	7,552
Catalyst Health Solutions, Inc.*	160	6,126
Emergency Medical Services Corp., Class A*	130	6,964
eResearch Technology, Inc.*	743	5,899
Forest Laboratories, Inc.*	160	4,141
Genzyme Corp.*	123	5,984
GlaxoSmithKline PLC (United Kingdom)	989	16,544
Haemonetics Corp.*	94	5,070
Isis Pharmaceuticals, Inc.*	340	3,128
Johnson & Johnson	1,015	59,174
Magellan Health Services, Inc.*	38	1,546
Medicis Pharmaceutical Corp., Class A	168	3,896
Novartis AG (Switzerland)	484	21,996
Novo Nordisk A/S, B Shares (Denmark)	105	8,136
NuVasive, Inc.*	142	5,576
Onyx Pharmaceuticals, Inc.*	194	4,324
Owens & Minor, Inc.	220	6,571
Pfizer, Inc.	2,616	39,842
Psychiatric Solutions, Inc.*	199	6,444
Quality Systems, Inc.	102	6,022
Regeneron Pharmaceuticals, Inc.*	277	7,914
Roche Holding AG (Switzerland)	145	19,956

See Notes to Financial Statements.	43

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

May 31, 2010

	Number of Shares	Value

HEALTH CARE (Continued)
Sanofi-Aventis SA (France)	224	$13,539
SIGA Technologies, Inc.*	552	3,836
Sirona Dental Systems, Inc.*	160	5,661
STERIS Corp.	109	3,469
Takeda Pharmaceutical Co. Ltd. (Japan)	213	8,783
Thoratec Corp.*	203	8,906
UnitedHealth Group, Inc.	452	13,140
WellCare Health Plans, Inc.*	160	4,362
Zimmer Holdings, Inc.*	80	4,474

		385,252

INDUSTRIALS — 2.3%
A.O. Smith Corp.	50	2,331
ABB Ltd. (Switzerland)*	480	8,240
BAE Systems PLC (United Kingdom)	815	3,803
Baldor Electric Co.	161	5,785
C.H. Robinson Worldwide, Inc.	147	8,542
Caterpillar, Inc.	217	13,185
CLARCOR, Inc.	165	5,983
CRA International, Inc.*	167	3,711
Curtiss-Wright Corp.	152	5,034
Dollar Thrifty Automotive Group, Inc.*	245	11,442
East Japan Railway Co. (Japan)	160	10,205
Eaton Corp.	80	5,596
EMCOR Group, Inc.*	229	5,718
Emerson Electric Co.	303	14,071
Fanuc Ltd. (Japan)	80	8,489
First Solar, Inc.*	42	4,719
General Dynamics Corp.	166	11,271
General Electric Co.	3,960	64,745
GrafTech International Ltd.*	400	6,644
Granite Construction, Inc.	132	3,914
Hawaiian Holdings, Inc.*	628	4,471
Heartland Express, Inc.	281	4,368
Heico Corp.	100	3,989
Heidrick & Struggles International, Inc.	250	5,788
JetBlue Airways Corp.*	848	5,258
Knight Transportation, Inc.	262	5,209
Koninklijke Philips Electronics NV (Netherlands)	251	7,557
L.B. Foster Co., Class A*	132	3,705
Lockheed Martin Corp.	153	12,228
Mitsubishi Corp. (Japan)	333	7,594
Mitsui & Co. Ltd. (Japan)	480	6,973
PACCAR, Inc.	172	7,052
Regal-Beloit Corp.	103	6,210
Republic Services, Inc.	172	5,009
Rollins, Inc.	294	6,250
Schneider Electric SA (France)	50	5,025
Seaboard Corp.	4	5,704
Siemens AG (Germany)	190	17,209
Tetra Tech, Inc.*	187	4,238
Towers Watson & Co., Class A	145	6,670
Union Pacific Corp.	402	28,715
United Parcel Service, Inc., Class B	811	50,898
United Technologies Corp.	331	22,303
Vicor Corp.*	415	5,063

	Number of Shares	Value

INDUSTRIALS (Continued)
Vinci SA (France)	95	$4,310
Waste Management, Inc.	205	6,665
Watsco, Inc.	100	5,855

		457,744

INFORMATION TECHNOLOGY — 3.7%
Accenture PLC, Class A (Ireland)	513	19,248
Anixter International, Inc.*	123	5,843
Apple, Inc.*	337	86,662
Arris Group, Inc.*	396	4,344
Benchmark Electronics, Inc.*	100	1,848
CACI International, Inc., Class A*	100	4,624
CANON, Inc. (Japan)	213	8,760
Cass Information Systems, Inc.	121	3,838
Cisco Systems, Inc.*	2,045	47,362
Concur Technologies, Inc.*	160	6,768
Corning, Inc.	647	11,277
Daktronics, Inc.	588	4,951
Digital River, Inc.*	122	3,360
Electro Scientific Industries, Inc.*	348	4,472
EMC Corp.*	797	14,840
Entegris, Inc.*	1,088	5,875
Exar Corp.*	558	3,906
Fair Isaac Corp.	160	3,712
Gartner, Inc.*	305	7,549
Google, Inc., Class A*	118	57,251
Hewlett-Packard Co.	901	41,455
Informatica Corp.*	273	7,043
International Business Machines Corp.	500	62,629
IXYS Corp.*	460	4,287
Jack Henry & Associates, Inc.	269	6,467
ManTech International Corp., Class A*	122	5,640
MasterCard, Inc., Class A	97	19,572
Microsemi Corp.*	262	4,056
Microsoft Corp.	3,338	86,119
ModusLink Global Solutions, Inc.*	584	4,462
Nintendo Co. Ltd. (Japan)	22	6,474
Nokia Oyj (Finland)	755	7,728
Oracle Corp.	1,963	44,305
Palm, Inc.*	475	2,708
Parametric Technology Corp.*	393	6,477
Paychex, Inc.	159	4,538
Polycom, Inc.*	157	4,715
Quest Software, Inc.*	309	5,981
Rackspace Hosting, Inc.*	333	5,861
Riverbed Technology, Inc.*	215	5,747
SAP AG (Germany)	201	8,598
Skyworks Solutions, Inc.*	460	7,328
Solera Holdings, Inc.	220	7,630
Telefonaktiebolaget LM Ericsson, B Shares (Sweden)	585	5,909
TIBCO Software, Inc.*	563	6,424
Visa, Inc., Class A	696	50,432
VistaPrint NV (Netherlands)*	130	6,070
Yahoo!, Inc.*	601	9,219

		744,364

See Notes to Financial Statements.	44

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

May 31, 2010

	Number of Shares	Value

MATERIALS — 0.9%
Air Liquide SA (France)	56	$5,491
American Vanguard Corp.	444	3,539
Anglo American PLC (United Kingdom)*	277	10,657
ArcelorMittal (Luxembourg)	186	5,670
BASF AG (Germany)	190	10,040
BHP Billiton Ltd. (Australia)	705	23,290
BHP Billiton PLC (United Kingdom)	471	13,028
Dow Chemical (The) Co.	468	12,593
E.I. du Pont de Nemours & Co.	320	11,574
NewMarket Corp.	40	4,118
Newmont Mining Corp.	216	11,625
Praxair, Inc.	134	10,398
Rio Tinto PLC (United Kingdom)	278	12,818
Rock-Tenn Co., Class A	125	6,433
Rockwood Holdings, Inc.*	240	6,226
Sensient Technologies Corp.	169	4,680
Shin-Etsu Chemical Co. Ltd. (Japan)	80	4,077
Silgan Holdings, Inc.	252	7,190
Syngenta AG (Switzerland)	23	5,105
Westlake Chemical Corp.	216	4,581
Weyerhaeuser Co.	100	4,258

		177,391

TELECOMMUNICATION SERVICES — 0.8%
AT&T, Inc.	2,397	58,248
Deutsche Telekom AG (Germany)	600	6,773
France Telecom SA (France)	399	7,668
Koninklijke (Royal) KPN NV (Netherlands)	360	4,721
NTT DoCoMo, Inc. (Japan)	3	4,503
Telefonica SA (Spain)	800	15,488
Verizon Communications, Inc.	1,115	30,685
Vodafone Group PLC (United Kingdom)	10,793	21,558

		149,644

UTILITIES — 0.7%
Consolidated Edison, Inc.	226	9,625
E.ON AG (Germany)	412	12,617
Enel S.p.A (Italy)	1,089	5,036
EQT Corp.	145	5,683
Exelon Corp.	549	21,191
FPL Group, Inc.*	328	16,377
GDF Suez (France)	247	7,793
Iberdrola SA (Spain)	819	5,514
New Jersey Resources Corp.	123	4,360
Nicor, Inc.	148	5,981
Piedmont Natural Gas Co., Inc.	236	5,997
RWE AG (Germany)	99	7,174
Southern Co.	610	19,947
Tokyo Electric Power (The) Co., Inc. (Japan)	240	5,949
WGL Holdings, Inc.	161	5,450

		138,694

Total Common Stocks (Cost $4,090,685)		4,067,884

RIGHTS — 0.0% (a)
MATERIALS — 0.0% (a)
Air Liquide SA, expiring 6/11/10 (France)* (Cost $0)	56	366

	Principal Amount	Value

CORPORATE BONDS — 7.0%
CONSUMER DISCRETIONARY — 0.1%
AT&T Broadband Corp. 8.375%, 3/15/13	$14,000	$16,231

CONSUMER STAPLES — 0.4%
Diageo Finance BV (Netherlands) 5.30%, 10/28/15	23,000	25,507
Kroger (The) Co. 5.50%, 2/01/13	19,000	20,540
Wal-Mart Stores, Inc. 4.55%, 5/01/13	39,000	42,120

		88,167

ENERGY — 0.5%
Apache Corp. 5.25%, 4/15/13	27,000	29,445
Kinder Morgan Energy Partners LP 6.75%, 3/15/11	27,000	27,979
Spectra Energy Capital LLC 6.25%, 2/15/13	39,000	42,411

		99,835

FINANCIALS — 5.3%
American Express Co. 4.875%, 7/15/13	31,000	33,046
Bank of America Corp. 4.875%, 1/15/13	63,000	65,678
Boeing Capital Corp. Ltd. 5.80%, 1/15/13	39,000	43,068
Boston Properties LP 6.25%, 1/15/13	39,000	42,595
Citigroup, Inc. 6.00%, 2/21/12	79,000	82,739
European Investment Bank (Supranational) 4.625%, 5/15/14	111,000	121,716
General Electric Capital Corp., Series A MTN 5.875%, 2/15/12	19,000	20,182
Genworth Financial, Inc. 5.75%, 6/15/14	39,000	38,696
Goldman Sachs Group, LP 5.00%, 10/01/14	79,000	80,380
HSBC Finance Corp. 6.375%, 11/27/12	103,000	111,111
John Deere Capital Corp. 7.00%, 3/15/12	59,000	64,918
JPMorgan Chase Bank NA 5.875%, 6/13/16	70,000	73,451
JPMorgan Chase & Co. 5.75%, 1/02/13	19,000	20,398
Merrill Lynch & Co., Inc., Series C MTN 5.00%, 1/15/15	32,000	31,591
Morgan Stanley 5.30%, 3/01/13	86,000	88,749
National Rural Utilities Cooperative Finance Corp., Series C MTN 7.25%, 3/01/12	23,000	25,233
Prudential Financial, Inc. 5.10%, 9/20/14	9,000	9,550

See Notes to Financial Statements.	45

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

May 31, 2010

	Principal Amount	Value

FINANCIALS (Continued)
Wachovia Corp. 5.25%, 8/01/14	$59,000	$62,666
Wells Fargo & Co. 4.875%, 1/12/11	51,000	52,261

		1,068,028

INFORMATION TECHNOLOGY — 0.1%
Oracle Corp. 5.25%, 1/15/16	23,000	25,701

TELECOMMUNICATION SERVICES — 0.3%
Cellco Partnership/Verizon Wireless Capital LLC 5.55%, 2/01/14	27,000	29,872
AT&T Wireless Services, Inc. 7.875%, 3/01/11	19,000	19,945

		49,817

UTILITIES — 0.3%
Exelon Generation Co. LLC 5.35%, 1/15/14	19,000	20,559
Progress Energy, Inc. 7.10%, 3/01/11	43,000	44,895

		65,454

Total Corporate Bonds (Amortized Cost $1,340,018)		1,413,233

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 71.5%
FEDERAL HOME LOAN MORTGAGE CORP. — 3.4%
3.25%, 2/25/11	400,000	407,700
4.875%, 11/18/11	30,000	31,791
4.50%, 1/15/13	219,000	237,003

		676,494

UNITED STATES TREASURY BONDS/NOTES — 68.1%
3.875%, 7/15/10	1,491,900	1,498,836
4.50%, 11/15/10	819,300	835,238
5.00%, 2/15/11	1,043,100	1,077,531
4.875%, 4/30/11	920,700	958,175
4.875%, 5/31/11	2,358,100	2,462,372
5.125%, 6/30/11	1,674,600	1,758,985
4.625%, 8/31/11	99,900	104,997
4.50%, 11/30/11	735,000	777,779
4.625%, 2/29/12	685,000	732,308
1.375%, 5/15/12	191,800	194,183
4.75%, 5/31/12	474,800	512,413
4.25%, 9/30/12	1,050,000	1,132,195
3.375%, 7/31/13	170,200	180,917
4.75%, 5/15/14	1,270,400	1,418,383
4.375%, 2/15/38	31,900	32,772

		13,677,084

Total United States Government & Agencies Obligations (Amortized Cost $14,232,047)		14,353,578

	Principal Amount	Value

SOVEREIGN BONDS — 0.2%
Italy Government International Bond (Italy) 6.00%, 2/22/11 (Amortized Cost $35,737)	$35,000	$36,085

Total Investments — 99.0%
(Amortized Cost $19,698,487)		$19,871,146
Other assets less liabilities — 1.0%		202,871

Net Assets — 100.0%		$20,074,017

ADR – American Depositary Receipt.

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing security.

(a) Less than 0.1%.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical securities
Level 2 —	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2010:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$4,067,884	$—	$—	$4,067,884
Rights	—	366	—	366
Corporate Bonds	—	1,413,233	—	1,413,233
United States Government & Agencies Obligations	—	14,353,578	—	14,353,578
Sovereign Bonds	—	36,085	—	36,085

Total Investments	$4,067,884	$15,803,262	$—	$19,871,146

See Notes to Financial Statements.	46

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)

May 31, 2010

COUNTRY BREAKDOWN AS OF MAY 31, 2010

(Unaudited)

	Value	% of Net Assets
United States	$18,676,010	93.0%
United Kingdom	261,787	1.3
Japan	142,510	0.7
Supranational	121,716	0.6
Switzerland	110,252	0.6
Germany	104,733	0.5
France	103,788	0.5
Italy	67,195	0.4
Australia	64,763	0.3
Netherlands	52,910	0.3
Spain	46,087	0.2
Netherlands Antilles	24,931	0.1
Ireland	19,248	0.1
Sweden	16,893	0.1
Bermuda	13,924	0.1
Denmark	8,136	0.1
Finland	7,728	0.1
Belgium	7,190	0.0
Norway	6,568	0.0
Luxembourg	5,670	0.0
Marshall Islands	3,538	0.0
Cayman Islands	3,200	0.0
Greece	2,369	0.0

Total Investments	19,871,146	99.0
Other assets less liabilities	202,871	1.0

Net Assets	$20,074,017	100%

See Notes to Financial Statements.	47

TDX Independence Funds, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2010

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND
ASSETS:
Investments at fair value	$18,407,631
Cash	6,603
Foreign currency at value	11,004
Receivables:
Interest	126,621
From investment advisor	95,731
Dividends	11,643
Foreign tax reclaim	2,237
Prepaid expenses	29,137

Total Assets	$18,690,607

LIABILITIES:
Payables:
Investment securities purchased	$—
Investment advisory fees	3,148
Investment sub-advisory fees	17,316
Accrued expenses and other liabilities	59,701

Total Liabilities	80,165

NET ASSETS	$18,610,442

NET ASSETS CONSIST OF:
Paid-in capital	$20,410,073
Undistributed net investment income	184,718
Accumulated net realized loss on investments and foreign currency transactions	(2,033,664)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	49,315

Net Assets	$18,610,442

Number of Common Shares outstanding of $0.0001 par value (12.5 billion Common Shares have been authorized)	800,800

NET ASSETS VALUE, per Common Share (par value $0.0001 per Common Share)	$23.24

Investments at cost	$18,357,705

Foreign currency at cost	$11,361

See Notes to Financial Statements.	48

TDX Independence Funds, Inc.

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND	TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND	TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND	TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND

$40,984,365	$32,459,825	$31,288,724	$19,871,146
37,148	19,877	20,063	24,877
35,529	35,757	29,349	12,999

196,509	65,389	20,014	213,413
175,612	151,228	142,115	98,086
77,426	84,837	91,805	12,299
16,056	19,382	20,269	1,091
29,137	29,137	29,137	29,137

$41,551,782	$32,865,432	$31,641,476	$20,263,048

$—	$—	$44,823	$103,692
7,217	5,879	5,631	3,401
39,693	32,334	30,968	18,704
100,116	87,497	83,309	63,234

147,026	125,710	164,731	189,031

$41,404,756	$32,739,722	$31,476,745	$20,074,017

$48,836,074	$42,659,711	$43,116,792	$20,550,461
458,759	342,241	288,410	102,180
(6,674,593)	(7,906,789)	(8,621,627)	(750,776)
(1,215,484)	(2,355,441)	(3,306,830)	172,152

$41,404,756	$32,739,722	$31,476,745	$20,074,017

2,000,800	1,800,800	1,800,800	800,800

$20.69	$18.18	$17.48	$25.07

$42,197,871	$34,812,645	$34,593,266	$19,698,487

$35,779	$36,393	$29,554	$13,370

See Notes to Financial Statements.	49

TDX Independence Funds, Inc.

STATEMENTS OF OPERATIONS

For the Year Ended May 31, 2010

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND
INVESTMENT INCOME:
Interest	$532,320
Dividends*	104,059

Total investment income	636,379

EXPENSES:
Professional fees	188,713
Sub-advisory fees	117,933
Compliance	29,537
Printing	27,423
Directors	23,645
Advisory fees	21,442
Listing fees	17,241
Other expenses	25,137

Total Expenses	451,071
Less fees waived:
Sub-advisory fees	(117,933)
Other fees and expenses assumed by the Sub-Advisor	(193,163)

Net Expenses	139,975

NET INVESTMENT INCOME	496,404

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investment transactions	(632,738)
In-kind redemptions	306,123
Foreign currency related transactions	(337)

Net realized gain (loss)	(326,952)
Net change in unrealized appreciation (depreciation) on:
Investments	1,462,152
Foreign currency translations	(992)

Net change in unrealized appreciation (depreciation)	1,461,160

Net realized and unrealized gain	1,134,208

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,630,612

* Net of foreign withholding taxes of $4,560, $22,232, $24,385, $27,610 and $4,513 respectively.

See Notes to Financial Statements.	50

TDX Independence Funds, Inc.

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND	TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND	TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND	TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND

$704,409	$247,993	$67,836	$364,478
628,554	692,057	731,913	108,457

1,332,963	940,050	799,749	472,935

334,960	280,049	265,871	204,462
238,225	194,137	180,172	133,258
45,343	36,672	36,384	31,066
60,953	53,160	47,590	33,397
49,968	41,309	37,109	28,969
43,314	35,298	32,759	24,229
17,241	17,241	17,241	17,241
33,872	30,368	29,731	26,464

823,876	688,234	646,857	499,086

(238,225)	(194,137)	(180,172)	(133,258)
(303,512)	(264,062)	(253,155)	(207,742)

282,139	230,035	213,530	158,086

1,050,824	710,015	586,219	314,849

(3,254,244)	(3,999,663)	(4,823,945)	(203,338)
639,788	954,135	891,060	293,409
(1,207)	(855)	(988)	(204)

(2,615,663)	(3,046,383)	(3,933,873)	89,867

6,967,957	7,244,361	7,999,510	697,250
(4,026)	(4,620)	(4,685)	(930)

6,963,931	7,239,741	7,994,825	696,320

4,348,268	4,193,358	4,060,952	786,187

$5,399,092	$4,903,373	$4,647,171	$1,101,036

See Notes to Financial Statements.	51

TDX Independence Funds, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND		TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND
	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009
OPERATIONS:
Net investment income	$496,404	$608,758	$1,050,824	$1,116,174
Net realized gain (loss) on investments and foreign currency transactions	(326,952)	(1,729,514)	(2,615,663)	(3,380,537)
Net change in appreciation (depreciation) on investments and foreign currency translations	1,461,160	(1,011,757)	6,963,931	(6,583,359)

Net increase (decrease) in net assets resulting from operations	1,630,612	(2,132,513)	5,399,092	(8,847,722)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(508,513)	(686,307)	(1,045,885)	(1,063,521)
Net realized gain on investment and foreign currency transactions	—	—	—	(6,552)

Total distributions to shareholders	(508,513)	(686,307)	(1,045,885)	(1,070,073)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,422,360	—	4,016,000	3,520,687
Value of shares redeemed	(4,626,618)	(4,441,920)	(4,106,764)	—

Net increase (decrease) in net assets resulting from shareholder transactions	(204,258)	(4,441,920)	(90,764)	3,520,687

Net increase (decrease) in net assets	917,841	(7,260,740)	4,262,443	(6,397,108)

NET ASSETS:
Beginning of year	17,692,601	24,953,341	37,142,313	43,539,421

End of year	$18,610,442	$17,692,601	$41,404,756	$37,142,313

Undistributed net investment income at end of year	$184,718	$197,164	$458,759	$455,027

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	800,800	1,000,800	2,000,800	1,800,800
Shares sold	200,000	—	200,000	200,000
Shares redeemed	(200,000)	(200,000)	(200,000)	—

Shares outstanding, end of year	800,800	800,800	2,000,800	2,000,800

See Notes to Financial Statements.	52

TDX Independence Funds, Inc.

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND		TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND		TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND
For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009

$710,015	$707,407	$586,219	$607,231	$314,849	$495,961
(3,046,383)	(3,862,086)	(3,933,873)	(3,765,927)	89,867	(505,119)
7,239,741	(7,733,884)	7,994,825	(8,955,953)	696,320	(502,623)

4,903,373	(10,888,563)	4,647,171	(12,114,649)	1,101,036	(511,781)

(663,238)	(639,029)	(547,621)	(583,997)	(344,219)	(590,799)
—	—	—	—	—	(3,975)

(663,238)	(639,029)	(547,621)	(583,997)	(344,219)	(594,774)

3,506,540	7,443,489	3,459,736	2,744,462	—	—
(3,944,243)	—	(3,733,659)	—	(5,083,124)	(5,069,003)

(437,703)	7,443,489	(273,923)	2,744,462	(5,083,124)	(5,069,003)

3,802,432	(4,084,103)	3,825,627	(9,954,184)	(4,326,307)	(6,175,558)

28,937,290	33,021,393	27,651,118	37,605,302	24,400,324	30,575,882

$32,739,722	$28,937,290	$31,476,745	$27,651,118	$20,074,017	$24,400,324

$342,241	$296,319	$288,410	$250,800	$102,180	$131,754

1,800,800	1,400,800	1,800,800	1,600,800	1,000,800	1,200,800
200,000	400,000	200,000	200,000	—	—
(200,000)	—	(200,000)	—	(200,000)	(200,000)

1,800,800	1,800,800	1,800,800	1,800,800	800,800	1,000,800

See Notes to Financial Statements.	53

TDX Independence Funds, Inc.

FINANCIAL HIGHLIGHTS

For a Share outstanding throughout each period

TDX Independence 2010 Exchange-Traded Fund	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009		For the Period October 1, 2007* through May 31, 2008
Net Asset Value, beginning of period	$22.09	$24.93		$25.39

Income from Investment Operations:
Net investment income**	0.55	0.69		0.55
Net realized and unrealized gain (loss) on investments and foreign currency transactions**	1.11	(2.67)		(0.80)

Total from investment operations	1.66	(1.98)		(0.25)

Distributions paid to shareholders from:
Net investment income	(0.51)	(0.86)		(0.18)
Net realized capital gains	—	—		(0.03)

Total distributions	(0.51)	(0.86)		(0.21)

Net Asset Value, end of period	$23.24	$22.09		$24.93

Total Return***	7.51%	(7.87)%		(0.99)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$18,610	$17,693		$24,953
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65%	0.65%		0.65%†
Expenses, prior to expense reimbursements	2.10%	1.70%		1.55%†
Net investment income	2.32%	3.09%		3.33%†
Portfolio turnover rate††	51%	54%		22%

TDX Independence 2020 Exchange-Traded Fund	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009		For the Period October 1, 2007* through May 31, 2008
Net Asset Value, beginning of period	$18.56	$24.18		$25.52

Income from Investment Operations:
Net investment income**	0.51	0.61		0.44
Net realized and unrealized gain (loss) on investments and foreign currency transactions**	2.10	(5.64)		(1.67)

Total from investment operations	2.61	(5.03)		(1.23)

Distributions paid to shareholders from:
Net investment income	(0.48)	(0.59)		(0.10)
Net realized capital gains	—	(0.00	)(a)	(0.01)

Total distributions	(0.48)	(0.59)		(0.11)

Net Asset Value, end of period	$20.69	$18.56		$24.18

Total Return***	13.99%	(20.73)%		(4.82)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$41,405	$37,142		$43,539
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65%	0.65%		0.65%†
Expenses, prior to expense reimbursements	1.90%	1.60%		1.32%†
Net investment income	2.43%	3.17%		2.69%†
Portfolio turnover rate††	37%	64%		20%

*	Commencement of Investment Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management, LLC.
†	Annualized.
††	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount distributed was less than $0.01 per share.

See Notes to Financial Statements.	54

TDX Independence Funds, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

For a Share outstanding throughout each period

TDX Independence 2030 Exchange-Traded Fund	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Period October 1, 2007* through May 31, 2008
Net Asset Value, beginning of period	$16.07	$23.57	$25.60

Income from Investment Operations:
Net investment income**	0.37	0.44	0.35
Net realized and unrealized gain (loss) on investments and foreign currency transactions**	2.07	(7.54)	(2.29)

Total from investment operations	2.44	(7.10)	(1.94)

Distributions paid to shareholders from:
Net investment income	(0.33)	(0.40)	(0.08)
Net realized capital gains	—	—	(0.01)

Total distributions	(0.33)	(0.40)	(0.09)

Net Asset Value, end of period	$18.18	$16.07	$23.57

Total Return***	15.13%	(30.08)%	(7.59)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$32,740	$28,937	$33,021
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65%	0.65%	0.65	%†
Expenses, prior to expense reimbursements	1.95%	1.62%	1.38	%†
Net investment income	2.01%	2.52%	2.13	%†
Portfolio turnover rate††	42%	64%	13%

TDX Independence 2040 Exchange-Traded Fund	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Period October 1, 2007* through May 31, 2008
Net Asset Value, beginning of period	$15.35	$23.49	$25.64

Income from Investment Operations:
Net investment income**	0.32	0.37	0.29
Net realized and unrealized gain (loss) on investments and foreign currency transactions**	2.08	(8.15)	(2.38)

Total from investment operations	2.40	(7.78)	(2.09)

Distributions paid to shareholders from:
Net investment income	(0.27)	(0.36)	(0.06)
Net realized capital gains	—	—	(0.00	)(a)

Total distributions	(0.27)	(0.36)	(0.06)

Net Asset Value, end of period	$17.48	$15.35	$23.49

Total Return***	15.59%	(33.03)%	(8.14)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$31,477	$27,651	$37,605
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65%	0.65%	0.65	%†
Expenses, prior to expense reimbursements	1.97%	1.65%	1.36	%†
Net investment income	1.79%	2.21%	1.89	%†
Portfolio turnover rate††	38%	56%	10%

*	Commencement of Investment Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management, LLC.
†	Annualized.
††	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount distributed was less than $0.01 per share.

See Notes to Financial Statements.	55

TDX Independence Funds, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

For a Share outstanding throughout each period

TDX Independence In-Target Exchange-Traded Fund	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009		For the Period October 1, 2007* through May 31, 2008
Net Asset Value, beginning of period	$24.38	$25.46		$25.08

Income from Investment Operations:
Net investment income**	0.33	0.47		0.43
Net realized and unrealized gain (loss) on investments and foreign currency transactions**	0.70	(0.96)		0.10

Total from investment operations	1.03	(0.49)		0.53

Distributions paid to shareholders from:
Net investment income	(0.34)	(0.59)		(0.15)
Net realized capital gains	—	(0.00	)(a)	(0.00	)(a)

Total distributions	(0.34)	(0.59)		(0.15)

Net Asset Value, end of period	$25.07	$24.38		$25.46

Total Return***	4.23%	(1.87)%		2.12%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$20,074	$24,400		$30,576
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65%	0.65%		0.65	%†
Expenses, prior to expense reimbursements	2.06%	1.57%		1.61	%†
Net investment income	1.30%	1.91%		2.62	%†
Portfolio turnover rate††	42%	75%		21%

*	Commencement of Investment Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management, LLC.
†	Annualized.
††	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amounts distributed were less than $0.01 per share.

See Notes to Financial Statements.	56

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

TDX Independence Funds, Inc. (the “Company”) was organized as a Maryland corporation on December 22, 2006 and is registered under the Investment Company Act of 1940, as amended (the “Act”).

As of May 31, 2010, the following five (5) series of exchange-traded funds (“ETF”) (each, a “Fund,” and collectively, the “Funds,” or “TDX Independence Exchange-Traded Funds”) were in operation and trading:

TDX Independence 2010 Exchange-Traded Fund	“Independence 2010 ETF”
TDX Independence 2020 Exchange-Traded Fund	“Independence 2020 ETF”
TDX Independence 2030 Exchange-Traded Fund	“Independence 2030 ETF”
TDX Independence 2040 Exchange-Traded Fund	“Independence 2040 ETF”
TDX Independence In-Target Exchange-Traded Fund	“Independence In-Target ETF”

XShares Advisors LLC (“XShares” or the “Advisor”) serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Directors.

Each Fund offers shares, known as TDX Independence Target Date Shares that are listed and traded on NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots, consisting of 200,000 shares, each called a “Creation Unit.” Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). Zacks Investment Research (“Zacks”) is the creator of each Underlying Index. Each Underlying Index is comprised of a mix of securities from three broad asset classes, international equities, domestic equities, and fixed income which includes cash, cash equivalents or short-term money market instruments. The Funds may invest in short-term instruments, which include obligations of the U.S. government and its agencies or instrumentalities; commercial paper, variable amount master demand notes and other debt securities, including high quality U.S. dollar-denominated short-term bonds and notes issued by domestic and foreign corporations; variable and floating rate securities; bank obligations; repurchase agreements collateralized by these securities; and shares of other investment companies that primarily invest in any of the above-referenced securities. These Underlying Indexes are designed to reflect a portfolio of investments that can be used for lifecycle investing. Lifecycle investing is an investment technique that starts by targeting a particular investment horizon. That investment horizon corresponds to the date the investor expects to need his or her invested assets.

The underlying indexes for the TDX Independence Exchange-Traded Funds are:

Fund	Underlying Index
Independence 2010 ETF	Zacks 2010 Lifecycle Index
Independence 2020 ETF	Zacks 2020 Lifecycle Index
Independence 2030 ETF	Zacks 2030 Lifecycle Index
Independence 2040 ETF	Zacks 2040 Lifecycle Index
Independence In-Target ETF	Zacks In-Target Lifecycle Index

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

A.        Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Investments are valued at fair value. Any assets or securities for which market quotations are not readily available are valued at fair-value in accordance with procedures adopted by the Board of Directors. The Board of Directors has delegated to the Advisor the responsibility to exercise oversight in the administration of these procedures.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-tier hierarchy to maximize the use of observable market data and minimize the use of

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means

•	Level 3 — significant unobservable inputs (including a Fund’s own assumption in determining the fair value of investments

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Funds. The Funds consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1, consist of active listed equities.

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2. These generally include certain U.S. government and sovereign obligations, most government agency securities and investment-grade corporate bonds. As investments whose values are classified as Level 2 may include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange and less liquid corporate debt securities. When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of investments classified as Level 3 may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 securities may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 securities does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations. There were no securities classified as Level 3 at May 31, 2010 or 2009.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

A summary of the valuations of the Fund’s investments by the fair value hierarchy levels as of May 31, 2010 is included with each Fund’s Schedule of Investments.

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

U.S. GAAP requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of this disclosure is effective for fiscal years beginning November 15, 2008 and interim periods within those fiscal years. The Funds did not invest in derivative instruments for the fiscal year ended May 31, 2010.

B.        Securities Transactions And Income Recognition    Securities transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

C.        Dividends and Distributions to Shareholders And Federal Income Taxes    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually sufficient to relieve it from all, or substantially all, Federal income and excise taxes. Accordingly, no provision for Federal income taxes is required in the financial statements. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital. Each Fund pays out dividends from its net investment income to investors annually. Each Fund distributes any net capital gains annually.

D.         Expenses    Expenses that are directly related to a specific Fund are charged to that respective Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund. Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between Zacks and Amerivest Investment Management, LLC (“Amerivest”) and a sub-licensing agreement between Amerivest and the Advisor. There is no charge to the Funds in connection with these licensing agreements.

E.        Foreign Currency Transactions    The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars using the applicable exchange rates as of the close of London Exchange. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. The portion of foreign currency gains and

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

F.         Taxes    In accordance with U.S. GAAP requirements regarding accounting for uncertainties on income taxes, management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years. The Funds are subject to tax provisions that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. These tax provisions require that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the taxing authorities. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. As of May 31, 2010, the Funds have not recorded any unrecognized tax benefits. The Funds’ policy, if it had unrecognized benefits, is to recognize accrued interest and penalties in operating expenses.

The Funds’ have filed separate U.S. Federal income tax returns since they were incorporated in 2007. The U.S. Federal statute of limitations remains open for all the years 2007 onward.

G.        Cash Equivalents    The Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents. As of May 31, 2010, there were no cash equivalents.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Fund’s Board of Directors. Under an investment advisory agreement between the Company, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor is also responsible for employing any sampling strategy for the Funds. The Investment Advisory Agreement, dated as of July 24, 2007, has an initial term of two years and may be continued in effect annually thereafter if such continuance is approved by (i) the Board of Directors, or (ii) a majority (as defined in the Act) of the outstanding voting securities of each applicable Fund provided that in either case the continuance is also approved by a majority of the Board of Directors, who are not parties to the Investment Advisory Agreement or “interested persons” (as defined in the Act) of any such party (the “Disinterested Directors”), by a vote cast in person at a meeting called for the purpose of voting on such a continuance. The Investment Advisory Agreement is terminable without penalty by the Company with respect to one or more of the Funds on 60 days’ written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of the Board of Directors, or by the Advisor on 60 days’ written notice, and will terminate automatically in the event of its assignment.

For the services it provides to the Funds, the Advisor receives a unified advisory fee based on a percentage of the daily net assets of each Fund. The advisory fee is calculated daily and paid monthly in arrears equal to 0.65% (per annum). Out of the advisory fee, the Advisor pays, or arranges for the payment of, all fees and expenses of the Sub-Advisors, Transfer Agent, the Administrator and Accounting Agent and the Custodian. Each Fund is responsible for the payment of all other expenses associated with its operation, including but not limited to, brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Disinterested Directors (including legal counsel fees), certain out-of-pocket expenses of the Advisor or Sub-Advisors, including, but not limited to, cost of obtaining prices for security valuations (including manual broker quotes), Federal Reserve charges related to securities transactions, postage and insurance on physical transfer items, telecommunication charges, and proxy voting execution, advice and reporting etc., fees and expenses of the Chief Compliance Officer and expenses associated with the Funds’ compliance program, litigation expenses, fees and expenses of the Funds’ independent auditors, registration fees, expenses associated with compliance by the Funds with regulatory requirements, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses. Pursuant to the Investment Advisory Agreement, the Advisor is authorized to engage one or more sub-advisors to perform any of the services contemplated to be performed by the Advisor under the Investment Advisory Agreement.

Amerivest and TDAM USA Inc. (“TDAM”) act as investment sub-advisors to the Funds (each a “Sub-Advisor” and, together, the “Sub-Advisors”). Amerivest is a wholly-owned subsidiary of TD AMERITRADE Holding Corporation. TDAM

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

is a direct, wholly-owned subsidiary of The Toronto-Dominion Bank and an affiliate of Amerivest. Mellon Capital Management Corporation (“MCM”), successor in interest to BNY Investment Advisors, previously served as an investment sub-advisor to the Funds. The investment sub-advisory agreement between the Advisor and MCM terminated, pursuant to its terms, effective August 3, 2009. To facilitate an uninterrupted investment program for the Funds, on July 23, 2009, the Directors, including a majority of the Disinterested Directors, approved an interim investment sub-advisory agreement (the “Interim Agreement”) between the Advisor and TDAM, replacing MCM as an investment sub-advisor to the Funds effective August 3, 2009. At an in-person meeting of the Board of Directors of the Funds held on November 2, 2009, the Directors, including a majority of the Disinterested Directors, approved, subject to shareholder approval, a new investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and TDAM. As discussed more fully below under “Proxy Results,” at a joint special meeting of shareholders of the Funds held on December 28, 2009, the shareholders of the TDX Independence In-Target Exchange-Traded Fund and TDX Independence 2010 Exchange-Traded Fund voted to approve the Sub-Advisory Agreement. The special meetings of shareholders for the TDX Independence 2020 Exchange-Traded Fund, the TDX Independence 2030 Exchange-Traded Fund, and the TDX Independence 2040 Exchange-Traded Fund (collectively, the “2020, 2030 and 2040 Funds”) were adjourned on December 19, 2009 until December 30, 2009, and again on December 30, 2009 until January 29, 2010, because the 2020, 2030 and 2040 Funds had not obtained sufficient shareholder votes to approve the Sub-Advisory Agreement. At the adjourned joint special meeting of shareholders of the 2020, 2030 and 2040 Funds held on January 29, 2010, shareholders voted to approve the Sub-Advisory Agreement. The Sub-Advisors are responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Funds’ Board of Directors. In this regard, the Sub-Advisors are responsible for implementing the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Advisor and Sub Advisors from time to time.

In accordance with the terms of the investment sub-advisory agreement with Amerivest, the Advisor pays Amerivest, out of its own resources, a fee at the annual rate of 0.55% of each Fund’s average daily net assets for the first $5 billion in assets and 0.60% of each Fund’s average daily net assets in excess of $5 billion. Out of the Sub-Advisory fee, Amerivest pays all fees and expenses of TDAM, the Transfer Agent, Administrator and Accounting Agent and Custodian. Amerivest has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit each Fund’s net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least September 30, 2010. Amerivest is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be paid by Amerivest if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. No amounts were reimbursed under this in 2010 or 2009.

Amerivest pays TDAM, out of its own resources, a fee based on a percentage of the average daily net assets of each Fund as set forth below:

•	10 basis points (0.10%) of the first $100 million in combined daily net assets of all Funds; and
•	5 basis points (0.05%) of the combined daily net assets of all Funds in excess of $100 million.

Amerivest pays TDAM a minimum annual fee of $35,000 per Fund.

The amounts subject to potential reimbursement to Amerivest at May 31, 2010 were as follows:

	Reimbursements available through:
	5/31/2010	5/31/2011	5/31/2012
Independence 2010 ETF	$622,136	$516,564	$311,096
Independence 2020 ETF	1,014,685	876,216	541,737
Independence 2030 ETF	850,738	730,268	458,199
Independence 2040 ETF	833,909	708,849	433,327
Independence In-Target ETF	695,103	579,859	341,000

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

For the fiscal year ended May 31, 2010, the advisory and sub-advisory fee waivers and expenses assumed by Amerivest were as follows:

	Amerivest Fee Waiver	Fees & Expenses Assumed by Amerivest
Independence 2010 ETF	$117,933	$193,163
Independence 2020 ETF	238,225	303,512
Independence 2030 ETF	194,137	264,062
Independence 2040 ETF	180,172	253,155
Independence In-Target ETF	133,258	207,742

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Directors is currently comprised of four Directors, of whom three are Disinterested Directors. The Company pays each Disinterested Director an annual fee of $30,000, plus a fee of $4,000 per meeting attended in-person or $1,000 per meeting attended conducted telephonically. Each Disinterested Director also receives $2,000 per Audit Committee meeting attended in-person or $1,000 per meeting attended conducted telephonically, although the Audit Committee Chairman receives $3,000 per Audit Committee meeting attended in-person. The Company reimburses each Director for their costs and expenses associated with their performance of their duties hereunder, including the cost and expenses associated with attendance of meetings of the Board. Directors’ fees and expenses are allocated among the Funds based on each Fund’s relative average net assets.

4. FEDERAL INCOME TAXES

At May 31, 2010, the cost of investments for Federal income tax purposes was as follows:

Cost
Independence 2010 ETF	$18,366,676
Independence 2020 ETF	42,247,815
Independence 2030 ETF	34,881,379
Independence 2040 ETF	34,641,988
Independence In-Target ETF	19,704,091

At May 31, 2010, the components of accumulated earnings/loss on tax-basis were as follows:

	Accumulated Earnings	Net Accumulated Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Unrealized Appreciation (Depreciation) on Currency	Total Accumulated Earnings (Loss)
Independence 2010 ETF	$186,018	$(2,025,993)	$40,955	$795,348	$(754,393)	$(611)	$(1,799,631)
Independence 2020 ETF	464,298	(6,630,188)	(1,263,450)	2,747,870	(4,011,320)	(1,978)	(7,431,318)
Independence 2030 ETF	347,100	(7,842,914)	(2,421,554)	2,206,153	(4,627,707)	(2,621)	(9,919,989)
Independence 2040 ETF	292,735	(8,577,230)	(3,353,264)	2,132,939	(5,486,203)	(2,288)	(11,640,047)
Independence In-Target ETF	102,986	(745,978)	167,055	544,544	(377,489)	(507)	(476,444)

Distributions to Shareholders:

The tax character of distributions paid during the fiscal year ended May 31, 2010 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Long-Term Capital Gains
Independence 2010 ETF	$508,513	$—
Independence 2020 ETF	1,045,885	—
Independence 2030 ETF	663,238	—
Independence 2040 ETF	547,621	—
Independence In-Target ETF	344,219	—

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The tax character of distributions paid during the fiscal year ended May 31, 2009 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Long-Term Capital Gains
Independence 2010 ETF	$686,307	$—
Independence 2020 ETF	1,066,479	3,594
Independence 2030 ETF	639,029	—
Independence 2040 ETF	583,997	—
Independence In-Target ETF	594,413	361

At May 31, 2010, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. The use of some portion of the capital carryforwards by any one Fund may be limited by Federal tax rules. These rules limit the use of the carryforwards when there has been a greater than fifty percent change in ownership of a Fund.

	Year of Expiration		Total Amount
	2017	2018
Independence 2010 ETF	$1,004,066	$1,020,627	$2,024,693
Independence 2020 ETF	2,884,099	3,713,736	6,597,835
Independence 2030 ETF	3,249,773	4,568,179	7,817,952
Independence 2040 ETF	3,538,689	4,936,668	8,475,357
Independence In-Target ETF	176,636	561,088	737,724

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. Capital losses can be carried forward for a period of eight years.

During the fiscal year ended May 31, 2010, the Funds incurred and elected to defer net capital losses as follows:

	Post-October Losses on Capital	Post-October Losses on Currency
Independence 2010 ETF	$—	$813
Independence 2020 ETF	26,814	4,088
Independence 2030 ETF	20,103	4,430
Independence 2040 ETF	97,548	4,325
Independence In-Target ETF	7,448	659

In order to present paid-in capital and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income or loss and accumulated net realized gains or losses on investments. These differences are primarily due to currency gain/(loss) and redemptions-in-kind. For the fiscal year ended May 31, 2010, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Paid-in Capital
Independence 2010 ETF	$(337)	$(303,413)	$303,750
Independence 2020 ETF	(1,207)	(635,093)	636,300
Independence 2030 ETF	(855)	(947,063)	947,918
Independence 2040 ETF	(988)	(884,252)	885,240
Independence In-Target ETF	(204)	(291,707)	291,911

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. INVESTMENT PORTFOLIO TRANSACTIONS

For the fiscal year ended May 31, 2010, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Independence 2010 ETF	$10,735,991	$8,970,066
Independence 2020 ETF	16,162,797	15,603,340
Independence 2030 ETF	14,725,456	14,381,499
Independence 2040 ETF	12,267,997	12,134,875
Independence In-Target ETF	19,226,221	8,565,776

For the fiscal year ended May 31, 2010, the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

	Purchases	Sales
Independence 2010 ETF	$4,355,948	$4,402,821
Independence 2020 ETF	3,992,743	4,296,610
Independence 2030 ETF	3,465,648	3,932,722
Independence 2040 ETF	3,457,188	3,730,168
Independence In-Target ETF	32,121	4,303,712

6. CAPITAL SHARE TRANSACTIONS

As of May 31, 2010, there were 12.5 billion shares of $0.0001 par value capital shares authorized by the Company. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

7. INDEMNIFICATIONS

In the normal course of business the Company enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

8. SUBSEQUENT EVENTS

On June 30, 2010, XShares Group, Inc. (“Group”) and Deutsche Bank AG consummated an agreement pursuant to which Deutsche Bank AG acquired all of the issued and outstanding membership interest in the investment adviser to the Company and rebranded the investment adviser from XShares Advisors, LLC, to DBX Strategic Advisors LLC.

The acquisition by Deutsche Bank is not expected to result in any materials changes to the Funds’ investment strategies or day-to-day management of the Funds or any increase in the Funds’ fees and expenses.

There were some changes to the officers and directors of the Funds which are shown in the subsequent pages.

TDX Independence Funds, Inc.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of

TDX Independence Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TDX Independence Funds, Inc. (the “Company”) consisting of: TDX Independence 2010 Exchange-Traded Fund, TDX Independence 2020 Exchange-Traded Fund, TDX Independence 2030 Exchange-Traded Fund, TDX Independence 2040 Exchange-Traded Fund, TDX Independence In-Target Exchange-Traded Fund as of May 31, 2010, and the related statements of operations, statements of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and financial highlights for the indicated periods through May 31, 2009, were audited by other auditors whose report, dated July 28, 2009, expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TDX Independence 2010 Exchange-Traded Fund, TDX Independence 2020 Exchange-Traded Fund, TDX Independence 2030 Exchange-Traded Fund, TDX Independence 2040 Exchange-Traded Fund, TDX Independence In-Target Exchange-Traded Fund of TDX Independence Funds, Inc. at May 31, 2010, the results of their operations, the changes in their net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

July 26, 2010

TDX Independence Funds, Inc.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of TDX Independence Funds, Inc.

We have audited the accompanying statements of changes in net assets for the year ended May 31, 2009 and financial highlights for the year ended May 31, 2009 and for the period from October 1, 2007 (commencement of operations) through May 31, 2008, of TDX Independence Funds, Inc. (the “Company”) consisting of: TDX Independence 2010 Exchange-Traded Fund, TDX Independence 2020 Exchange-Traded Fund, TDX 2030 Independence Exchange-Traded Fund, TDX 2040 Independence Exchange-Traded Fund and TDX Independence In-Target Exchange-Traded Fund. This financial statement and the financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on this financial statement and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statement and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of securities owned as of May 31, 2009, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statement and financial highlights referred to above present fairly, in all material respects, the changes in net assets for the year ended May 31, 2009 and the financial highlights for the year ended May 31, 2009 and for the period from October 1, 2007 (commencement of operations) through May 31, 2008 of each of the funds constituting TDX Independence Funds, Inc. in conformity with accounting principles generally accepted in the United States of America.

Eisner LLP

New York, New York

July 28, 2009

TDX Independence Funds, Inc.

FREQUENCY DISTRIBUTION OF DISCOUNTS & PREMIUMS (UNAUDITED)

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value (“NAV”). NAV is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market returns (“Market Price”) of each Fund generally is determined using the midpoint between the highest bid and the lower offer on the national securities exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares, because shares are bought and sold at current market prices.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each Fund included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund, October 1, 2007, through the fiscal year ended May 31, 2010.

Each line in the table shows the number of trading days in which a Fund trades within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

	MARKET PRICE ABOVE OR EQUAL TO NAV			MARKET PRICE BELOW NAV
	Basis point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
TDX Independence 2010 Exchange-Traded Fund October 1, 2007 – May 31, 2010	0 – < .25%	55	8.20%	44	6.56%
	.25% – < .50%	62	9.24%	31	4.62%
	.50% – < .75%	107	15.95%	34	5.06%
	.75% – < 1.00%	69	10.28%	32	4.77%
	> = 1.00%	145	21.61%	92	13.71%
	Total:	438	65.28%	233	34.72%
TDX Independence 2020 Exchange-Traded Fund October 1, 2007 – May 31, 2010	0 – < .25%	48	7.15%	44	6.56%
	.25% – < .50%	60	8.94%	30	4.47%
	.50% – < .75%	114	16.99%	22	3.28%
	.75% – < 1.00%	86	12.82%	32	4.77%
	> = 1.00%	123	18.33%	112	16.69%
	Total:	431	64.23%	240	35.77%
TDX Independence 2030 Exchange-Traded Fund October 1, 2007 – May 31, 2010	0 – < .25%	55	8.20%	38	5.66%
	.25% – < .50%	75	11.18%	33	4.92%
	.50% – < .75%	118	17.58%	21	3.13%
	.75% – < 1.00%	53	7.90%	28	4.17%
	> = 1.00%	148	22.06%	102	15.20%
	Total:	449	66.92%	222	33.08%

TDX Independence Funds, Inc.

FREQUENCY DISTRIBUTION OF DISCOUNTS & PREMIUMS (UNAUDITED) (CONTINUED)

	MARKET PRICE ABOVE OR EQUAL TO NAV			MARKET PRICE BELOW NAV
	Basis point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
TDX Independence 2040 Exchange-Traded Fund October 1, 2007 – May 31, 2010	0 – < .25%	76	11.33%	47	7.00%
	.25% – < .50%	85	12.67%	34	5.07%
	.50% – < .75%	117	17.44%	20	2.98%
	.75% – < 1.00%	47	7.00%	16	2.38%
	> = 1.00%	142	21.16%	87	12.97%
	Total:	467	69.60%	204	30.40%
TDX Independence In-Target Exchange-Traded Fund October 1, 2007 – May 31, 2010	0 – < .25%	58	8.64%	56	8.35%
	.25% – < .50%	62	9.24%	66	9.84%
	.50% – < .75%	143	21.31%	60	8.94%
	.75% – < 1.00%	26	3.88%	47	7.00%
	> = 1.00%	68	10.13%	85	12.67%
	Total:	357	53.20%	314	46.80%

* A basis point equals one-hundredth of one percent (0.01%).

TDX Independence Funds, Inc.

OFFICERS AND DIRECTORS

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
Disinterested Directors:
R. Charles Tschampion Age 64, 25 Great Oak Drive Short Hills, NJ 07078	Director, Chairman of the Audit Committee and Member of the Nominating Committee	Since 2007	Director, Industry Relations, CFA Institute (2005 to present); Managing Director of Investment Research and Managing Director of Defined Contribution Plans, General Motors Asset Management Corporation (1994 to 2005); Director, India Magnum Fund (1994 to 2005); Trustee of Lehigh University (October 1998 to June 2010) and Chair of the Investment Sub-Committee for the Lehigh University Endowment Fund (October 1998 to December 2008).	5	Trustee and Member of the Audit Committee, SPDR Select Sector Trust; Director, Real Estate Information Standards Board.
Ernest J. Scalberg Age 65, 176 Mal Paso Road Carmel, CA 93923	Director, Member of the Audit and Nominating Committees	Since 2007	Research Professor and Director of the GLOBE Center, Monterey Institute of International Studies (2009 to present); Associate Vice President for External Programs and Dean of Fisher Graduate School of International Business (2001 to 2009); Director, Adviser or Trustee to numerous non-profit organizations (1974 to present).	5	Trustee and Member of the Audit Committee, SPDR Select Sector Trust; Chairman of the Board of the Foundation, International University in Geneva (IUG), Switzerland.

TDX Independence Funds, Inc.

OFFICERS AND DIRECTORS (CONTINUED)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
Michael G. Smith Age 66, 614 Lenox Glen Ellyn, IL 60137	Director, Member of the Audit and Nominating Committees	Since 2007	Retired since 1999. Formerly, Managing Director, Corporate and Institutional Client Group, Central Region, Merrill Lynch & Co., Inc.	5	Director, Ivy Funds, Inc; Director, Northwestern Mutual Series Fund, Inc; Executive Board Director, Cox Business School, Southern Methodist University.
Interested Director/Officers:*
Hans Ephraimson Age 45 60 Wall Street New York, New York 10005	President and Chief Executive Officer, Director and Chairman of the Board	Since 2010	Managing Director in the North American Structured Sales Group and the DBX Group at Deutsche Bank AG.	5	Director, DB Commodity Services LLC; Director, DBX Strategic Advisors LLC; Director, DBX Advisors LLC
Martin Kremenstein Age 33 60 Wall Street New York, New York 10005	Chief Operating Officer	Since 2010	Director in the DBX Group at Deutsche Bank AG with responsibility for providing investor solutions to the DB sales force in North America since 2006; Vice President, Market Risk Management JP Morgan Chase until 2006.	N/A	Director, DB Commodity Services LLC; Director, DBX Strategic Advisors LLC; Director, DBX Advisors LLC

TDX Independence Funds, Inc.

OFFICERS AND DIRECTORS (CONTINUED)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
Michael Gilligan Age 43 60 Wall Street New York, New York 10005	Treasurer, Chief Financial Officer and Controller	Since 2010	Director in the Finance Group at Deutsche Bank AG with CFO responsibility for DBX Strategic Advisors LLC and DB Commodity Services LLC since 2008; Chief Operating Officer, Americas Credit Trading, Credit Suisse 2007 to 2008; Director in the Finance Group, Credit Suisse 1998 to 2007.	N/A	N/A
Alex Depetris Age 30 60 Wall Street New York, New York 10005	Secretary	Since 2010	Vice President in the DBX Group at Deutsche Bank AG with responsibility for providing investor solutions to the DB sales force in North America since 2008; Associate, with the law firm of Arnold & Porter 2006 until 2008; Associate, with the law firm of Sullivan & Worcester 2005 until 2006.	N/A	Director, DB Commodity Services LLC; Director, DBX Strategic Advisors LLC; Director, DBX Advisors LLC

* Officers/Director of the Company are “interested persons” as defined in the 1940 Act.

The Fund’s SAI includes additional information about the Fund’s Directors and is available by calling 1-877-369-4617, or on the Company’s website at www.dbxstrategicadvisors.db.com.

TDX Independence Funds, Inc.

PROXY RESULTS (UNAUDITED)

JOINT SPECIAL MEETING OF SHAREHOLDERS

On December 18, 2009, a joint special meeting of shareholders (the “Joint Meeting”) of the Funds was held at the offices of Paul, Hastings, Janofsky & Walker LLP to approve a new investment sub-advisory agreement (the “Sub-Advisory Agreement”) between XShares Advisors LLC (“XShares”) and TDAM USA Inc. (“TDAM”) to replace Mellon Capital Management Corporation (“Mellon Capital”), successor in interest to BNY Investment Advisors, as an investment sub-advisor to the Funds (the “Proposal”). As background, the investment sub-advisory between XShares and Mellon Capital terminated, pursuant to its terms, effective August 3, 2009. After careful consideration of possible alternatives to Mellon Capital, the Directors, including a majority of the Directors who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “Act”), of TDX Independence Funds, Inc., approved, subject to shareholder approval, the Sub-Advisory Agreement, pursuant to which TDAM would become a new investment sub-advisor to the Funds.

At a joint special meeting of shareholders of the Funds held on December 28, 2009, the shareholders of the TDX Independence In-Target Exchange-Traded Fund and TDX Independence 2010 Exchange-Traded Fund voted to approve the Sub-Advisory Agreement.

ADJOURNED JOINT SPECIAL MEETING OF SHAREHOLDERS

The special meetings of shareholders for the TDX Independence 2020 Exchange-Traded Fund, the TDX Independence 2030 Exchange-Traded Fund, and the TDX Independence 2040 Exchange-Traded Fund (collectively, the “2020, 2030 and 2040 Funds”) were adjourned on December 19, 2009 until December 30, 2009, and again on December 30, 2009 until January 29, 2010, because the 2020, 2030 and 2040 Funds had not obtained sufficient shareholder votes to approve the Sub-Advisory Agreement. At the adjourned joint special meeting of shareholders of the 2020, 2030 and 2040 Funds held on January 29, 2010 (the “Adjourned Joint Meeting”), shareholders voted to approve the Sub-Advisory Agreement.

VOTING INFORMATION

Approval of the Proposal required the affirmative vote of a “majority of the outstanding securities” (as defined in the Act) of each Fund, which means the affirmative vote of the lesser of (1) the holders of 67% or more of the shares represented at a meeting, if the holders of more than 50% of the shares of the Fund are represented at the meeting, or (2) more than 50% of the outstanding shares of the Fund.

For purposes of determining whether shareholders of a Fund approved the Proposal, abstentions and broker non-votes were counted as shares present at each meeting for quorum purposes but will not be voted for or against the Proposal. Accordingly, abstentions and broker non-votes effectively were votes “AGAINST” the Proposal, because the Proposal required the affirmative vote of a majority of the Fund’s outstanding shares.

Shares voted in favor, shares voted against and shares abstaining with respect to the Proposal at the Joint Meeting were as follows:

TDX Independence 2010 Exchange-Traded Fund

FOR	AGAINST	ABSTAIN
481,550.87	13,702.84	19,886.54

TDX Independence In-Target Exchange-Traded Fund

FOR	AGAINST	ABSTAIN
506,150.07	17,038.99	20,532.10

Shares voted in favor, shares voted against and shares abstaining with respect to the Proposal at the Adjourned Joint Meeting were as follows:

TDX Independence 2020 Exchange-Traded Fund

FOR	AGAINST	ABSTAIN
1,035,224.66	41,422.73	68,489.90

TDX Independence Funds, Inc.

PROXY RESULTS (UNAUDITED) (CONTINUED)

TDX Independence 2030 Exchange-Traded Fund

FOR	AGAINST	ABSTAIN
944,401.84	26,270.51	42,722.93

TDX Independence 2040 Exchange-Traded Fund

FOR	AGAINST	ABSTAIN
909,197.15	31,699.69	70,417.33

TDX Independence Funds, Inc.

ADDITIONAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Company uses to determine how to vote proxies related to each Fund’s portfolio securities, (and information on how the Funds voted proxies during the period ended June 30, 2009 on Form N-PX) is available without charge, upon request, (i) by calling 877-369-4617; (ii) on the Company’s website at www.dbxstrategicadvisors.db.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 877-369-4617. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.dbxstrategicadvisors.db.com.

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended May 31, 2010.

FEDERAL AND STATE INCOME TAX

	Qualified Dividend Income*	Corporate Dividend Received Deduction*
Independence 2010 ETF	21%	13%
Independence 2020 ETF	55%	34%
Independence 2030 ETF	95%	60%
Independence 2040 ETF	100%	78%
Independence In-Target ETF	27%	16%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

TDX Independence Funds, Inc.

This report is intended for the shareholders of the TDX Independence Exchange-Traded Funds (“TDX Independence ETFs”). It may not be distributed to prospective Investors unless it is preceded or accompanied by the current prospectus.

An Investor should consider the fund’s investment objective, risks, charges and expenses carefully before investing. For this and more complete information about the fund call 877-369-4617 or visit the website www.dbxstrategicadvisors.db.com. Please read the prospectus carefully before investing.

There are risks involved with investing in exchange-traded funds including possible loss of money. TDX Independence ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. Losses from short sales may be unlimited, and losses from purchases on margin may exceed original investment.

Investments in small and medium capitalization companies will be subject to higher volatility than larger, more established companies.

Investments in foreign securities will be subject to certain risks not associated with domestic securities, such as currency fluctuations, and changes in political and economic conditions.

Investments in fixed income securities will be subject to certain risks as well. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

There is no assurance that the investment process will consistently lead to successful investing. Diversification does not eliminate the risk of experiencing investment losses.

The prospectus is not an offer to buy or sell the portfolio shares, nor is the fund soliciting an offer to buy its shares in any jurisdiction where the offer or sale is not permitted.

TDX Independence ETFs are distributed by ALPS Distributors, Inc., member of FINRA, which is neither affiliated with TDX Independence Funds, Inc. or any other affiliate, nor is it affiliated with The Bank of New York Mellon, Amerivest Investment Management, LLC, or TDAM USA Inc.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the fund will achieve this objective.

TDX Independence Funds, Inc.

INVESTMENT ADVISOR

DBX Strategic Advisors LLC

60 Wall Street

New York, NY 10005

INVESTMENT SUB-ADVISORS

Amerivest Investment Management, LLC

1005 North Ameritrade Place

Bellevue, NE 68005

TDAM USA Inc.

161 Bay Street, 35th Floor

TD Canada Trust Tower

Toronto, Ontario Canada M5J 2T2

ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTANT & TRANSFER AGENT

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

5 Times Square

New York, NY 10036

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP

75 East 55th Street

New York, NY 10022

Item 2.	Code of Ethics.

(a) The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This Code is filed as an exhibit to this report on Form N-CSR under item (a)(1).

Item 3.	Audit Committee Financial Expert.

R. Charles Tschampion is the designated financial expert on the Audit Committee of TDX Independence Funds, Inc. With respect to TDX Independence Funds, Inc., R. Charles Tschampion is not an “interested person” as such terms are defined by Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19).

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. Fees for audit services for the Registrant’s fiscal year ended May 31, 2010, for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $90,000. Fees for professional services rendered by Eisner LLP (“predecessor accountant”) for the audit of the Registrant’s annual financial statements including examinations of securities conducted under rule 17f-2 of the 1940 Act, for the fiscal year ended May 31, 2010 and for the fiscal year ended May 31, 2009 were $16,023 and $125,964, respectively.

(b) Audit-Related Fees. The aggregate fees billed for the Registrant’s fiscal year ended May 31, 2010, for professional services rendered by the principal accountant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $0. The aggregate fees billed for the Registrant’s fiscal year ended May 31, 2009, for professional services rendered by the predecessor accountant for assurance and related services by the predecessor accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $0.

(c) Tax Fees. Fees for tax services billed to the Registrant during the fiscal year ended May 31, 2010, for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $15,000. Fees for tax services billed to the Registrant during the fiscal year ended May 31, 2009, for professional services rendered by the predecessor accountant for tax compliance, tax advice and tax planning were $30,693.

(d) All Other Fees. All other aggregate fees billed for the Registrant’s fiscal year ended May 31, 2009 and fiscal year ended May 31, 2010 were $0 and $0, respectively.

(e) Audit Committee Pre-Approval Policies and Procedures. In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the audit and permissible non-audit services of the Registrant. All of the services described in paragraphs (b) through (d) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Not applicable.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Items 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Ernest J. Scalberg, Michael G. Smith and R. Charles Tschampion.

Item 6.	Schedule of Investments.

(a) The schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors that would require disclosure herein.

Item 11.	Controls and Procedures.

a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3-(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s Chief Executive Officer (principal executive officer) and Chief Financial Officer (principal financial officer) have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized and reported on a timely basis.

b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of Ethics

(a)(2)	Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 302CERT.

(b)	Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TDX Independence Funds, Inc.

By:	/s/ HANS EPHRAIMSON
Name:	Hans Ephraimson
Title:	President and Chief Executive Officer

Date: August 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ HANS EPHRAIMSON
Name:	Hans Ephraimson
Title:	President and Chief Executive Officer

Date: August 3, 2010

By:	/s/ MICHAEL GILLIGAN
Name:	Michael Gilligan
Title:	Treasurer, Chief Financial Officer and Controller

Date: August 3, 2010